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MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES


SEMIANNUAL REPORT FEBRUARY 28, 1999

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                                    EATON VANCE
                                     MUNICIPALS
                                       TRUST

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EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

LETTER TO SHAREHOLDERS

[PHOTO]

Thomas J. Fetter
President

1998 was another favorable year for the municipal bond market. Continued low inflation and a declining interest rate environment helped provide positive returns for the tax-exempt sector. U.S. economic growth was more robust than expected in the fourth quarter. Gross Domestic Product (GDP) grew 6.1%, the fastest quarterly pace in nearly 15 years, making the GDP growth rate 4.3% for all of 1998. The economy's strong performance at year-end was attributed to vigorous consumer spending and a shrinking trade deficit.

Municipal bonds again trailed the Treasury market, which rallied strongly as foreign and domestic investors sought quality in an uncertain global economic outlook. In addition, a heavy new issue calendar produced supply pressures for the tax-exempt market. More than $300 billion in new municipal issues came to market in 1998. The Lehman Brothers Municipal Bond Index(1) -- a widely recognized, unmanaged index of municipal bonds -- posted a return of 2.6% for the six-month period ended February 28, 1999.

MUNICIPAL BONDS ARE NOW AMONG

THE MOST UNDERVALUED ASSET CLASSES...

As the year ended, municipal bonds represented one of the most undervalued asset classes in the financial markets. Historically, municipal bond yields have averaged around 85% of Treasury bond yields. However, in the flight to Treasuries that characterized the bond market in late 1998, that ratio rose significantly. At February 28, 1999, representative 30-year tax-exempt bonds were yielding 5.18%, or nearly 93% of 30-year Treasury yields. By any measure of historical valuation, municipal bonds today represent an excellent bargain, especially, considering their tax-exempt status.

Municipal bonds yield nearly 93% of Treasury yields

          5.18%                              8.09%

30-Year AAA-rated                  Taxable equivalent yield
General Obligation (GO) Bonds*     in 36% tax bracket

          5.58%

30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of February 28, 1999.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

TAXES REMAIN HIGH, WHILE TAX REFORM

IS AGAIN STALLED IN CONGRESS...

The election year promises of tax cuts appear to have reached a roadblock in Washington. Meanwhile, it is estimated that the average American worked until May 10 to pay his or her taxes in 1998, according to the Tax Foundation, a non-partisan group that monitors federal, state and local fiscal issues. That poses an enormous financial burden -- and an increasing challenge for those who may be simultaneously paying for college tuition, caring for elderly parents, or trying to plan for their own retirement.

Amid low inflation and growing federal budget surpluses, we believe that the outlook for bonds remains favorable. At their recent levels, municipal bonds are especially attractive. Moreover, municipal bonds remain an excellent fixed-income alternative -- to diversify one's investment portfolio and to help lower one's tax burden.


                                             Sincerely,


                                             /s/ Thomas J. Fetter

                                             Thomas J. Fetter
                                             President
                                             April 9, 1999

(1)It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE ALABAMA MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

William H. Ahern
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Alabama economy advanced in 1998, but still trailed the national economy, as the state witnessed a further loss of manufacturing jobs. Nonetheless, Alabama's February unemployment rate, reflecting a surge in government and service sector jobs, declined to 3.9% from 4.3% a year earlier.

- Wages and salary income are expected to grow approximately 5.0% in the coming year, according to the University of Alabama's ECONOMIC OUTLOOK. Separately, the service and trade sectors should again account for the lion's share of new jobs, producing 18,700 new positions.

- The North Alabama economy, which has suffered recently from a loss of manufacturing jobs, should benefit from the U.S. Army's transfer of Aviation Command to the Redstone Arsenal. Boeing's new manufacturing plant in Decatur is also expected to provide a major boost to the area.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.9% and 1.6%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.98 on February 28, 1999 from $10.04 on August 31, 1998, and the reinvestment of $0.245 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.98 from $11.04, and the reinvestment of $0.233 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.98 per share for Class A and $10.98 for Class B, the distribution rates were 4.95% and 4.21%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 3.97% and 3.37%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- The Portfolio pursued a relative-value approach, searching for attractive undervalued sectors of the market. Management also emphasized insured* bonds, which represented excellent quality.

- Industrial development bonds (IDB) provided excellent sources of income for the Portfolio. Industries represented in the Portfolio's IDB holdings included transportation, paper and technology.

- Hospitals remained the Portfolio's largest weighting at February 28. We focused on institutions that are well-positioned to compete in an increasingly competitive market. Higher-yielding opportunities were found in the non-rated and lower investment grade segment of the market.

Portfolio Statistics(5)
-------------------------------------------------------------------------------
- Number of Issues:          56
- Average Maturity:          21.6 years
- Average Rating:            AA
- Average Call:              7.0 years
- Average Dollar Price:      $101.50

Rating Distribution(5)
-------------------------------------------------------------------------------

[CHART]

A                   14.5%
AA                   4.0%
AAA                 59.3%
BBB                 19.4%
Non-Rated            2.8%

-------------------------------------------------------------------------------
FUND INFORMATION
as of February 28, 1999

PERFORMANCE(6)                              CLASS A         CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                      4.2%            3.5%
Five Years                                    5.5             5.0
Life of Fund+                                 5.0             6.4

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                     -0.7%           -1.5%
Five Years                                    4.5             4.7
Life of Fund+                                 4.0             6.4

+Inception date: Class A: 12/7/93; Class B: 5/1/92

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Hospital                                                    12.9%
Escrowed/Prerefunded                                   12.6%
Industrial Development Revenue                    11.4%
Insured - Education*                         11.0%
Insured - General Obligations*          10.2%

------------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 58.1% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE ARKANSAS MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Timothy T. Browse
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Arkansas economy moderated somewhat in 1998 from the blistering 4% growth rate achieved in the previous four years. Gross state product slowed to a 3.3% growth rate, reflecting trade-related cutbacks and weakness in the apparel industry. The state's jobless rate was 4.7% in February 1999, down from 5.6% a year earlier.

- Arkansas' Latin America-bound manufacturing exports remain vulnerable to a further deterioration in Brazil. On a brighter note, continuing growth in the state's technology-related activities should continue to provide a fairly strong economic stimulus.

- Arkansas residents enjoyed 5.0% personal income growth in 1998. That figure is expected to rise further in 1999 with the help of a recovery in farm incomes. Meanwhile, wages and salaries grew an average 6.1%, reflecting a continuing tight labor market.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.9% and 1.4%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.01 on February 28, 1999 from $10.07 on August 31, 1998, and the reinvestment of $0.250 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.72 from $10.80, and the reinvestment of $0.226 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $10.01 per share for Class A and $10.72 for Class B, the distribution rates were 5.03% and 4.20%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.13% and 3.49%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Industrial development bonds were the Portfolio's largest weighting at February 28. The Portfolio's investments helped finance economic initiatives for a wide variety of companies, including Anheuser-Busch and paper and forest products giant Georgia-Pacific Corp.

- The Portfolio again included a significant portion of insured* bonds, which offered quality, liquidity, and performance. We also continued to upgrade call protection, thereby adding potential for capital appreciation.

- The Portfolio maintained a large commitment in housing bonds during the period. Several issues for the Arkansas Development Finance Authority aided state residents in mortgage financing for single family housing. The bonds featured very attractive coupons and provided some balance with the Portfolio's lower-coupon holdings.

Portfolio Statistics(5)
- Number of Issues:          51
- Average Maturity:          29.5 years
- Average Rating:            AA-
- Average Call:              8.1 years
- Average Dollar Price:      $104.09

Rating Distribution(5)
-------------------------------------------------------------------------------

[CHART]

A                   36.1%
AA                   8.9%
AAA                 34.8%
BBB                 15.0%
Non-Rated            5.2%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                               CLASS A       CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                       4.9%          4.0%
Five Years                                     5.2           4.8
Life of Fund+                                  5.1           6.0

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                      -0.1%         -1.0%
Five Years                                     4.2           4.5
Life of Fund+                                  4.1           6.0

+Inception date: Class A: 2/9/94; Class B: 10/2/92

5 LARGEST SECTORS(5)
-------------------------------------------------------------------------------
By total investments
Industrial Development Revenue                              15.8%
Housing                                                13.3%
Hospital                                          13.1%
Water & Sewer                                7.2%
Insured - Hospital*                     6.7%

--------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 56.1% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GEORGIA MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Georgia economy enjoyed a robust expansion in 1998, with gross state product rising 5.8% for the year. The state led the southeast region and again outpaced the nation as a whole. The state's jobless rate fell to 4.1% in February from 4.4% a year earlier. Georgians continued to enjoy strong personal income growth, up 6.4% in 1998.

- Georgia's continuing economic boom has been fueled in part by strong population growth. The state's population increased by 2.0% in 1998, more than twice the nation's 0.9% rate. A large in-migration has helped boost retail sales and small business development.

- Consistent with trends at the national level, the service sector has dominated job creation, with additional strength in the transportation and telecommunications sectors, which are meeting the southeast region's burgeoning transportation and communications needs.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 2.0% and 1.7%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.68 on February 28, 1999 from $9.73 on August 31, 1998, and the reinvestment of $0.243 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.33 from $10.38, and the reinvestment of $0.224 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.68 per share for Class A and $10.33 for Class B, the distribution rates were 5.02% and 4.28%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.17% and 3.64%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- In a quiet Georgia municipal market, the Portfolio was characterized by relatively little trading activity. The Portfolio maintained a barbell strategy, balancing high-coupon issues for yield with discount issues.

- The Portfolio was again able to find good value in non-rated bonds in the hospital and housing sectors. The Portfolio's non-rated holdings carried unusually attractive coupons while providing financing for a variety of industrial projects, hospitals, and housing developments.

- Industrial development bonds (IDB) were the Portfolio's largest weighting at February 28. The Portfolio's IDB issues included projects for several well-known brand-name companies, including Hershey Foods, Union-Camp Corp., and American Airlines.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- NUMBER OF ISSUES:           56
- Average Maturity:           20.6 years
- Average Rating:             AA-
- Average Call:               8.5 years
- Average Dollar Price:       $105.048

Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   27.6%
AA                   8.1%
AAA                 45.1%
BBB                 12.8%
Non-Rated            6.4%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       4.8%           3.9%
Five Years                                     4.9            4.6
Life of Fund+                                  4.5            5.6

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                      -0.2%          -1.1%
Five Years                                     3.9            4.2
Life of Fund+                                  3.5            5.6

+Inception date: Class A: 12/7/93; Class B: 12/23/91

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Industrial Development Revenue                              14.9%
Insured - Water & Sewer*                               13.0%
Electric Utilities                                12.4%
Insured - Hospital*                          11.0%
Escrowed/Prerefunded                    7.6%

-----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 58.9% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KENTUCKY MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

William H. Ahern
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Kentucky economy continued its strong expansion in 1998, adding approximately 37,000 new jobs, with business services and health care leading the way. Rising personal income and population growth provided a boost to the retail industry. Reflecting that growth, the commonwealth's unemployment rate declined to 4.2% in February 1998.

- Kentucky was one of the few states in the nation to report growth in manufacturing employment in 1998. The state enjoyed especially strong momentum in the manufacture of transportation equipment, furniture, and wood and plastic products.

- Increasingly, Kentucky-based businesses are embracing the Internet. According to a survey by the Kentucky Center for Business and Economic Research, 70% of businesses use the Internet for E-mail and information searches, while a smaller-but-growing number are using it to promote and market products.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.9% and 1.5%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.85 on February 28, 1999 from $9.91 on August 31, 1998, and the reinvestment of $0.249 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.59 from $10.66, and the reinvestment of $0.231 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.85 per share for Class A and $10.59 for Class B, the distribution rates were 5.10% and 4.34%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.05% and 3.53%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Industrial development bonds (IDB) constituted the Portfolio's largest commitment at February 28. IDB issues for companies such as KMart Corp. and Ashland Oil have helped Kentucky communities finance public projects and economic development while stimulating job growth.

- Hospital bonds comprised a significant portion of the Portfolio. Management focused on institutions with good operating fundamentals and a strong market share in their service areas. Insured* bonds also figured prominently in the Portfolio.

- Management continued its efforts to upgrade the Portfolio's call protection. To avoid the disruptions caused by untimely calls, the Portfolio traded, when possible, bonds with less attractive call characteristics for bonds with 10 years or more of call protection.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                65
- Average Maturity:                21.6 years
- Average Rating:                  AA-
- Average Call:                    6.5 years
- Average Dollar Price:            $102.83


Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   13.3%
AA                  11.6%
AAA                 45.3%
BB                   1.9%
BBB                 17.6%
Non-Rated           10.3%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                      4.9%           4.0%
Five Years                                    5.5            5.1
Life of Fund+                                 4.9            5.9

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                     -0.1%          -1.0%
Five Years                                    4.4            4.7
Life of Fund+                                 3.9            5.9

+Inception date: Class A: 12/7/93; Class B: 12/23/91

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Industrial Development Revenue                              24.1%
Lease Revenue                                          11.4%
Insured - Transportation*                         10.8%
Insured - Hospital*                          10.5%
Insured - Water & Sewer*                7.9%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 64.7% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LOUISIANA MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Louisiana economy remains in fairly good condition. Job growth has been driven primarily by the strong service sector and tourism-related businesses. Meanwhile, the energy sectors continued to suffer from weak global oil and gas pricing, which further discouraged exploration. The state's jobless rate was 5.6% in February.

- Louisiana remains the southeastern state most affected by the Asian economic crisis. Exports to Asia of agricultural, chemical and paper products declined in 1998. Conversely, exports to Canada and Mexico continued to rise, in part, as a result of the North American Free Trade Agreement.

- The outlook for Louisiana's transportation equipment industry has brightened. A New Orleans shipyard has established a training center to deal with a shortage of skilled workers. Louisiana shipbuilder Avondale Industries has received a contract to upgrade U.S. Coast Guard cutters, aircraft and control systems.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.5% and 1.3%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.89 on February 28, 1999 from $9.99 on August 31, 1998, and the reinvestment of $0.253 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.47 from $10.57, and the reinvestment of $0.232 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.89 per share for Class A and $10.47 for Class B, the distribution rates were 4.89% and 4.27%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.41% and 3.87%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Among the Portfolio's industrial development bond holdings was a Louisiana Offshore Terminal Authority issue for Loop, Inc., a consortium of local energy companies. The 1998 issue marked a return to the market for "Loops," which are considered attractive, A-rated Lousiana credits.

- Senior living and life care bonds represented a significant portion of the Portfolio at February 28. These non-rated and lower investment-grade bonds offer unusually attractive yields for investors while financing living and health care alternatives for an increasing number of the nation's senior citizens.

- Amid quiet trading and limited supply of Louisiana bonds, the Portfolio focused its efforts on upgrading quality, trading, where possible, for bonds with better performance characteristics, and maintaining good call protection.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                42
- Average Maturity:                24.7 years
- Average Rating:                  AA
- Average Call:                    11.4 years
- Average Dollar Price:            $92.29


Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   20.8%
AA                  4.6%
AAA                 58.4%
BBB                 11.6%
Non-Rated           4.6%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                       5.0%          4.3%
Five Years                                     5.3           4.6
Life of Fund+                                  5.2           6.0

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                      -0.1%         -0.7%
Five Years                                     4.3           4.3
Life of Fund+                                  4.2           6.0

+Inception date: Class A: 2/14/94; Class B: 10/2/92

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Housing                                                     18.5%
Industrial Development Revenue                         14.9%
Senior Living/Life Care                           13.1%
Transportation                               10.4%
Insured - General Obligations*          10.3%

-------------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 67.2% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MARYLAND MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Timothy T. Browse
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Maryland economy continued its steady expansion in 1998. The state enjoyed job growth of 2.6%, its best performance in nine years, ranking it sixteenth in the nation. Maryland's major sources of new job growth were the service sector, retail and wholesale trade, and business services.

- The Maryland economy is diversifying beyond its high dependence on government. In the transportation area, the Port of Baltimore and Washington International Airport have each witnessed a sharp increase in freight and passenger traffic, pointing to Maryland's growing importance as a regional distribution center.

- Having witnessed a sharp decline in unemployment to 3.9% in February from 4.9% a year ago, Maryland has enjoyed strong tax revenue growth. With a growing surplus and healthy "rainy-day" reserves, the administration has targeted a phased-in 10% reduction in personal income taxes.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 0.9% and 0.5%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.89 on February 28, 1999 from $10.05 on August 31, 1998, and the reinvestment of $0.245 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.80 from $10.98, and the reinvestment of $0.231 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.89 per share for Class A and $10.80 for Class B, the distribution rates were 4.83% and 4.19%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 3.98% and 3.44%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Housing bonds were the Portfolio's largest sector concentration at February 28 and offered attractive income opportunities. The Portfolio's housing investments featured wide geographical diversity as well as diversification among single-family and multi-family projects.

- Hospital bonds represented a significant weighting within the Portfolio. Management found especially good value among NON-RATED hospital issues, which provided an income component to balance the Portfolio's lower-coupon, insured* hospital holdings.

- Escrowed bonds also played a fairly large role in the Portfolio. Backed by U.S. Treasury securities, escrowed bonds are viewed as the very highest quality bonds. While providing good income, they may trade close to their call price, representing a relatively stable investment.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                68
- Average Maturity:                23.1 years
- Average Rating:                  AA
- Average Call:                    7.4 years
- Average Dollar Price:            $103.75


Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   17.1%
AA                  17.9%
AAA                 47.4%
B                    3.4%
BBB                 11.4%
Non-Rated           2.8%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       3.6%           2.9%
Five Years                                     5.4            4.9
Life of Fund+                                  4.9            6.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                      -1.3%          -2.1%
Five Years                                     4.3            4.5
Life of Fund+                                  3.9            6.1

+Inception date: Class A: 12/10/93; Class B: 2/3/92

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Housing                                                     12.6%
Insured - Hospital*                                    10.4%
Hospital                                          10.0%
Electric Utilities                           8.9%
Escrowed/Prerefunded                     8.0%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 49.9% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MISSOURI MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Missouri economy registered a 2.0% rise in gross state product in 1998, featuring a gain of 34,000 new jobs, primarily in financial services and retail trade. That continues the momentum that has created 350,000 jobs in the past 5 years. Accordingly, the state's unemployment rate declined sharply, to 2.7% in February from 4.6% a year earlier.

- More than 300 companies expanded within, or re-located to, Missouri in 1998. For example, the Ford Motor Co. announced plans to expand its Kansas City assembly plant. The company will spend $600 million on a facility to produce sport utility vehicles.

- Missouri's strong economic pace resulted in a 5.7% increase in tax revenue collections in 1998. The administration has targeted a $191 million tax cut for the new fiscal year, which could provide a further stimulus to the economy.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.9% and 1.5%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.22 on February 28, 1999 from $10.27 on August 31, 1998, and the reinvestment of $0.246 per share in tax-free income.2 For Class B, this return resulted from a decline in NAV to $11.31 from $11.38, and the reinvestment of $0.236 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $10.22 per share for Class A and $11.31 for Class B, the distribution rates were 4.86% and 4.12%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.05% and 3.47%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Hospital bonds were the Portfolio's largest weighting at February 28, while insured hospital bonds* also represented a significant investment. Ample issuance provided a wide array of opportunities within the Missouri hospital sector.

- The Portfolio found good income opportunities among nursing home and senior life care issues. These non-rated bonds provide financing for facilities that are viewed as increasingly popular health care and living alternatives for senior citizens.

- Call protection remained an important consideration for the Portfolio. Management continued its efforts to trade shorter-call bonds for those with more favorable call characteristics.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                54
- Average Maturity:                20.5 years
- Average Rating:                  AA-
- Average Call:                    8.0 years
- Average Dollar Price:            $102.01

Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   22.8%
AA                  7.2%
AAA                 41.1%
BB                  1.5%
BBB                 17.7%
Non-Rated           9.7%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.1%           4.2%
Five Years                                     5.9            5.5
Life of Fund+                                  5.5            6.9

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       0.1%          -0.8%
Five Years                                     4.9            5.2
Life of Fund+                                  4.5            6.9

+Inception date: Class A: 12/7/93; Class B: 5/1/92

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Hospitals                                                   17.5%
Industrial Development Revenue                         12.6%
Insured - Hospital*                               11.3%
Escrowed/Prerefunded                         9.6%
Insured - Electric Utilities*           8.5%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 59.5% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The North Carolina economy advanced strongly in the past year, continuing to benefit from an increasing diversification among its principal industries. At 3.1%, the state's February unemployment rate remained well below that of the nation and marked a significant improvement from the 3.7% rate of a year earlier.

- The state experienced 2.6% job growth in non-manufacturing sectors in 1998, ranking it among the strongest states in the nation in that category. Momentum in these sectors has provided needed economic balance, especially in light of the increasingly volatile nature of the tobacco and textile industries.

- Real personal income growth was exceptionally strong in North Carolina, reflecting a growing concentration of relatively high-wage financial services and technology jobs. As a result, individual and corporate income tax collections have been exceptionally strong in the 1998-1999 fiscal year.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.8% and 1.4%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.81 on February 28, 1999 from $9.88 on August 31, 1998, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.55 from $10.63, and the reinvestment of $0.224 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.81 per share for Class A and $10.55 for Class B, the distribution rates were 4.96% and 4.22%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.20% and 3.60%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- While hospital bonds remained the Portfolio's largest sector weighting at February 28, management has become increasingly selective within the sector. The Portfolio has avoided "corporate-parent" bonds, which offer bondholders no call on an institution's underlying assets in the event of default.

- Among its industrial development bonds, the Portfolio increased its efforts to diversify its industry exposure. The Portfolio reduced its exposure to paper manufacturers, while providing a wider exposure to transportation, energy and consumer goods companies.

- Housing bonds provided an excellent source of income for the Portfolio. In addition to local housing issues, the Portfolio maintained an attractive mix of North Carolina Housing Finance Authority single-family and multi-family housing bonds.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                69
- Average Maturity:                21.2 years
- Average Rating:                  AA-
- Average Call:                    7.3 years
- Average Dollar Price:            $101.65


Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   19.2%
AA                  32.2%
AAA                 31.1%
BBB                 16.5%
Non-Rated           1.0%

FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.1%           4.3%
Five Years                                     5.2            4.7
Life of Fund+                                  4.8            5.9

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       0.1%          -0.7%
Five Years                                     4.2            4.3
Life of Fund+                                  3.8            5.9

+Inception date: Class A: 12/7/93; Class B: 10/23/91

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Hospital                                                    15.2%
Industrial Development Revenue                         14.6%
Housing                                           12.3%
Transportation                               9.2%
Insured - Hospital*                     8.3%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 59.6% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE OREGON MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Thomas M. Metzold
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- Oregon's economy moderated somewhat in 1998, achieving 2.2% job growth for the year. However, employment gathered some momentum in the fourth quarter, increasing 4.7% due to renewed strength in the construction, manufacturing, trade and services sectors.

- The economic woes in Asia contributed to a difficult climate for exports in the technology and forest product sectors. Sawmills and paper mills in Eastern Oregon experienced month-long shutdowns, while technology firms have reported layoffs and permanent job cuts to reduce costs. As a result, the state's jobless rate rose to 5.8% in February from 5.4% a year ago.

- Despite the weaker pace of job creation, the financial situation of most workers showed some improvement in 1998. Hourly wages for employees in the manufacturing sector grew by 5.0%, while total personal income for state residents increased 4.7%.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 2.3% and 1.9%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.85 on February 28, 1999 from $9.87 on August 31, 1998, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.78 from $10.80, and the reinvestment of $0.227 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.85 per share for Class A and $10.78 for Class B, the distribution rates were 4.95% and 4.19%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.01% and 3.44%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Housing bonds constituted the Portfolio's largest sector weighting at February 28. While reduced somewhat from the levels of a year ago, the Portfolio maintained interesting opportunities among state, city, and county issuers for single-family and multi-family projects alike.

- The Portfolio found some excellent income opportunities among non-rated bonds. Holdings included an industrial development bond for Crown Zellerbach Corp., a cogeneration issue for Wauna Cogeneration, and a Hood River County housing bond for the Down Manor elderly housing project.

- In a fairly quiet municipal market, management made relatively few changes to the Portfolio. Adjustments to the Portfolio focused on seeking undervalued situations and continuing efforts to upgrade call protection.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                55
- Average Maturity:                21.7 years
- Average Rating:                  AA-
- Average Call:                    8.3 years
- Average Dollar Price:            $101.43

Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   14.4%
AA                  40.8%
AAA                 26.8%
BBB                 11.8%
Non-Rated           6.2%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.7%           5.0%
Five Years                                     5.1            4.7
Life of Fund+                                  4.7            6.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       0.7%          -0.1%
Five Years                                     4.1            4.3
Life of Fund+                                  3.8            6.1

+Inception date: Class A: 12/28/93; Class B: 12/24/91

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Housing                                                     25.5%
General Obligations                                    16.6%
Industrial Development Revenue                    9.4%
Electric Utilities                           8.4%
Insured - Transportation*               6.4%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 66.3% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Thomas J. Fetter
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- South Carolina continues to participate fully in the economic growth of the region's economy. Having reduced its dependence on agriculture and textiles, the state has enjoyed significant expansions within services, trade and tourism. The rate of South Carolinians' personal income growth has exceeded the national rate.

- The tourism and retirement industries helped to fuel strong employment growth in the service sector. Myrtle Beach, Charleston and Hilton Head have long been attractive vacation spots. Increasingly, South Carolina's quality of life is drawing attention as a retirement destination for emigres from the nation's colder, northern climes.

- South Carolina has become a major beneficiary of foreign investment in recent years. As an example, BMW announced plans to build its new sports utility vehicle model at its Greer, S.C. plant. It is expected that the move will add 1,000 new jobs at the facility.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 1.5% and 1.1%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.00 on February 28, 1999 from $10.09 on August 31, 1998, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.61 from $10.72, and the reinvestment of $0.226 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $10.00 per share for Class A and $10.61 for Class B, the distribution rates were 4.93% and 4.21%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 3.97% and 3.43%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Industrial development bonds were the Portfolio's largest weighting. The Portfolio had investments in projects for a wide array of companies, including chemicals and textile manufacturer Hoechst Celanese Corp., paper producer Union Camp Corp., and electric utility Carolina Power & Light Co.

- Housing bonds provided attractive yields for the Portfolio. South Carolina Housing Finance and Development Authority bonds represented a wide range of multi-family and single-family projects. The bonds are AA rated credits, increasingly rare in a market dominated by insured bonds.

- Within the hospital sector, the Portfolio emphasized insured* bonds. Reflecting national trends, South Carolina's hospitals are feeling the impact of changing Medicare reimbursement policies and lower managed care payments.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                45
- Average Maturity:                20.7 years
- Average Rating:                  AA-
- Average Call:                    6.4 years
- Average Dollar Price:            $103.48


Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   32.4%
AA                  15.0%
AAA                 32.0%
BBB                 16.2%
Non-Rated           4.4%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.1%           4.3%
Five Years                                     5.2            4.9
Life of Fund+                                  5.0            5.8

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       0.1%          -0.7%
Five Years                                     4.1            4.5
Life of Fund+                                  4.0            5.8

+Inception date: Class A: 2/14/94; Class B: 10/2/92

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Industrial Development Revenue                              26.9%
Insured - Hospital*                                    12.5%
Housing                                           10.0%
Electric Utilities                           8.3%
Insured - Electric Utilities*           8.1%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 65.8% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TENNESSEE MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- The Tennessee economy witnessed slower job growth in 1998 than in 1997. Service sector employment rose modestly, but job creation in the auto sector slowed somewhat. A buyers' shift to larger vehicles has hurt production of smaller cars, like those made at Smyrna's Nissan and Saturn plants.

- Tennessee's export markets were mixed in 1998. Canada, the state's largest export market, provided continuing strong demand for textiles and advanced industrial products. However, with Japan mired in recession, Asia-bound exports of industrial machinery, computers and chemicals declined significantly.

- Tennessee's farm sector was hard-hit by drought in 1998. Poor grazing conditions forced many livestock to market prematurely, which resulted in sharply lower prices for farmers. The state's soybean crop, its second largest farm commodity, with annual receipts of $275 million, was also adversely affected by the drought.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 2.1% and 1.7%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.94 on February 28, 1999 from $9.98 on August 31, 1998, and the reinvestment of $0.246 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.80 from $10.84, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.94 per share for Class A and $10.80 for Class B, the distribution rates were 4.86% and 4.10%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 4.07% and 3.43%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- Industrial development bonds (IDB) were the Portfolio's largest sector weighting at February 28. The Portfolio's IDB holdings included bonds that financed projects for Saturn Corp., Federal Express Corp., and Kimberly-Clark.

- Management continued to look for value in the lower investment-grade segment of the market. These bonds, which included the IDB portion of the Portfolio, provided attractive income opportunities for the Portfolio.

- The municipal market was marked by continued refunding of higher-coupon bonds in the past year, again making call protection an important investment consideration. When possible, the Portfolio sought to trade refunded bonds for bonds with longer call dates.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                51
- Average Maturity:                21.7 years
- Average Rating:                  AA-
- Average Call:                    7.8 years
- Average Dollar Price:            $106.88

Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   24.4%
AA                  23.7%
AAA                 32.0%
BBB                 16.1%
Non-Rated           3.8%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.3%           4.4%
Five Years                                     5.5            5.1
Life of Fund+                                  5.1            6.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       0.2%          -0.6%
Five Years                                     4.5            4.8
Life of Fund+                                  4.1            6.3

+Inception date: Class A: 12/9/93; Class B: 8/25/92

5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Industrial Development Revenue                              25.5%
Housing                                                15.1%
Escrowed/Prerefunded                              8.0%
Insured - Electric Utilities*                6.4%
Hospital                                6.3%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 61.3% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE VIRGINIA MUNICIPALS FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Timothy T. Browse
Portfolio Manager

The Economy
-------------------------------------------------------------------------------
- Virginia's economy remained on an even keel in 1998. The commonwealth did not suffer the second quarter slowdown that plagued much of the nation, and, as a result, the growth trend continued unabated throughout the year. Virginia's 2.6% February jobless rate was among the lowest in the country.

- Technology remained a strong source of non-farm employment. In the Northern Virginia area, computer, software and business services-related jobs rose by 7% in 1998, and were responsible for roughly one-third of the commonwealth's total job growth. Virginia's mining sector remained weak, as coal production fell around 9% during the year.

- Virginia's workforce enjoyed generally higher incomes in the past year. Hourly wages rose around 4.0% for the year, while in September the average hourly wage topped $13.00 for the first time.

The Fund
-------------------------------------------------------------------------------
- During the six months ended February 28, 1999, the Fund's Class A and Class
  B shares had total returns of 2.0% and 1.6%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.82 on February 28, 1999 from $9.87 on August 31, 1998, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.87 from $10.93, and the reinvestment of $0.232 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 1999 of $9.82 per share for Class A and $10.87 for Class B, the distribution rates were 4.99% and 4.24%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at February 28 were 3.93% and 3.38%, respectively.(4)

Management Update
-------------------------------------------------------------------------------
- In a fairly quiet market environment, management pursued a relative-value approach during the year, trading, when possible, into relatively undervalued municipal sectors. In a climate that featured continued refundings, management continued its efforts to upgrade the Portfolio's call protection.

- Escrowed bonds played a significant role in the Portfolio. Because the bonds are pre-refunded to their approaching call dates, they provided relatively stable performance, as well as an excellent income stream.

- The Portfolio's education bonds financed renovations and infrastructure projects for some of the commonwealth's universities. Among the schools benefiting from financing were Hampton College, Randolph-Macon Woman's College, Bridgewater College, and Medical College of Hampton Roads.

Portfolio Statistics(5)
--------------------------------------------------------------------------------
- Number of Issues:                 76
- Average Maturity:                 21.0 years
- Average Rating:                   AA-
- Average Call:                     7.1 years
- Average Dollar Price:             $106.25


Rating Distribution(5)
--------------------------------------------------------------------------------

[CHART]

A                   25.5%
AA                  23.7%
AAA                 35.7%
BBB                 10.8%
Non-Rated           4.3%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(6)                                CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.3%           4.5%
Five Years                                     5.5            5.0
Life of Fund+                                  4.9            6.4

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       0.3%          -0.5%
Five Years                                     4.4            4.6
Life of Fund+                                  4.0            6.4

+Inception date: Class A: 12/17/93; Class B: 7/26/91


5 LARGEST SECTORS(5)
----------------------------------------------------------------------
By total investments
Industrial Development Revenue                              19.5%
Escrowed/Prerefunded                                   15.9%
Hospital                                          11.7%
Housing                                       9.2%
Insured - Hospital*                       8.8%

----------------------------
(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Sector Weightings are as of 2/28/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd
years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.   Five
largest sectors represent 65.1% of the Portfolio's investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                          ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $84,100,655      $51,029,163     $75,478,237     $100,244,937
   Unrealized appreciation                   6,903,614        4,012,457       6,190,333        8,433,838
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $91,004,269      $55,041,620     $81,668,570     $108,678,775
---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $   163,289      $   102,887     $   381,727     $    160,594
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $91,167,558      $55,144,507     $82,050,297     $108,839,369
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Dividends payable                          $   131,540      $    79,141     $   115,426     $    155,875
Payable for Fund shares redeemed               234,574          138,201         353,537           81,023
Other accrued expenses                          40,438           24,889          47,880           40,084
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   406,552      $   242,231     $   516,843     $    276,982
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $90,761,006      $54,902,276     $81,533,454     $108,562,387
---------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                            $86,386,797      $53,209,099     $81,424,807     $102,951,038
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (2,450,825)      (2,208,411)     (5,868,259)      (2,617,514)
Accumulated distributions in excess of
   net investment income                       (78,580)        (110,869)       (213,427)        (204,975)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          6,903,614        4,012,457       6,190,333        8,433,838
---------------------------------------------------------------------------------------------------------
TOTAL                                      $90,761,006      $54,902,276     $81,533,454     $108,562,387
---------------------------------------------------------------------------------------------------------

Class A Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 5,198,432      $ 2,530,287     $ 2,677,185     $  1,341,308
SHARES OUTSTANDING                             520,732          252,870         276,640          136,211
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      9.98      $     10.01     $      9.68     $       9.85
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset
      value per share)                     $     10.48      $     10.51     $     10.16     $      10.34
---------------------------------------------------------------------------------------------------------

Class B Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $85,562,574      $52,371,989     $78,856,269     $107,221,079
SHARES OUTSTANDING                           7,795,054        4,884,522       7,634,402       10,120,649
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $     10.98      $     10.72     $     10.33     $      10.59
---------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                          LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                          $33,968,369      $ 99,194,987      $67,743,560        $131,959,827
   Unrealized appreciation                    1,931,488         4,588,057        7,044,598          13,822,287
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE     $35,899,857      $103,783,044      $74,788,158        $145,782,114
------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold             $     8,835      $    134,260      $    30,580        $     74,385
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                $35,908,692      $103,917,304      $74,818,738        $145,856,499
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Dividends payable                           $    53,636      $    139,718      $    99,631        $    219,514
Payable for Fund shares redeemed                  1,031            79,544               --             103,731
Payable to affiliate for Trustees' fees              37                --              270                  20
Other accrued expenses                           13,074            42,369           26,305              66,105
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           $    67,778      $    261,631      $   126,206        $    389,370
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $35,840,914      $103,655,673      $74,692,532        $145,467,129
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Paid-in capital                             $35,826,344      $ 99,703,175      $68,949,970        $141,153,357
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (1,763,554)         (397,830)      (1,344,296)         (9,192,448)
Accumulated undistributed (distributions
   in excess of) net investment income         (153,364)         (237,729)          42,260            (316,067)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           1,931,488         4,588,057        7,044,598          13,822,287
------------------------------------------------------------------------------------------------------------------
TOTAL                                       $35,840,914      $103,655,673      $74,692,532        $145,467,129
------------------------------------------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $ 4,428,052      $  1,898,443      $ 4,296,736        $ 13,379,294
SHARES OUTSTANDING                              447,634           191,960          420,513           1,363,755
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)      $      9.89      $       9.89      $     10.22        $       9.81
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset
      value per share)                      $     10.38      $      10.38      $     10.73        $      10.30
------------------------------------------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $31,412,862      $101,757,230      $70,395,796        $132,087,835
SHARES OUTSTANDING                            3,001,191         9,422,591        6,223,483          12,515,497
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)      $     10.47      $      10.80      $     11.31        $      10.55
------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                          OREGON FUND    SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $ 93,073,297        $47,371,849         $50,069,453      $ 135,874,087
   Unrealized appreciation                   6,644,612          3,867,498           4,025,125         12,759,515
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $ 99,717,909        $51,239,347         $54,094,578      $ 148,633,602
----------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $     21,491        $    20,813         $   230,482      $      74,886
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $ 99,739,400        $51,260,160         $54,325,060      $ 148,708,488
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Distributions payable                     $    137,640        $    71,515         $    80,049      $     208,027
Payable for Fund shares redeemed                98,911             43,209             163,144            249,307
Payable to affiliate for Trustees' fees            421                 --                 210                 --
Other accrued expenses                          27,241             21,135              22,808             72,561
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $    264,213        $   135,859         $   266,211      $     529,895
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 99,475,187        $51,124,301         $54,058,849      $ 148,178,593
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Paid-in capital                           $ 95,921,007        $50,295,268         $51,853,283      $ 141,206,079
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (3,067,529)        (3,069,098)         (1,716,125)        (5,504,455)
Accumulated undistributed (distributions
   in excess of) net investment income         (22,903)            30,633            (103,434)          (282,546)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          6,644,612          3,867,498           4,025,125         12,759,515
----------------------------------------------------------------------------------------------------------------
TOTAL                                     $ 99,475,187        $51,124,301         $54,058,849      $ 148,178,593
----------------------------------------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                $  1,326,490        $ 1,934,409         $ 3,994,200      $   2,493,095
SHARES OUTSTANDING                             134,669            193,528             401,949            253,893
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       9.85        $     10.00         $      9.94      $        9.82
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset
      value per share)                    $      10.34        $     10.50         $     10.44      $       10.31
----------------------------------------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 98,148,697        $49,189,892         $50,064,649      $ 145,685,498
SHARES OUTSTANDING                           9,104,510          4,635,545           4,636,429         13,400,758
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      10.78        $     10.61         $     10.80      $       10.87
----------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                          ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 2,556,930      $1,535,898      $ 2,356,614     $  3,176,456
Expenses allocated from Portfolio             (215,667)       (126,797)        (183,413)        (265,634)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 2,341,263      $1,409,101      $ 2,173,201     $  2,910,822
---------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     1,191      $    1,186      $     1,186     $      2,372
Distribution and service fees
   Class A                                       5,113           1,307            2,192            1,323
   Class B                                     406,662         250,667          384,228          505,460
Transfer and dividend disbursing agent
   fees                                         29,313          16,089           31,225           32,889
Legal and accounting services                   13,803          14,034           13,727           14,070
Printing and postage                             3,375           4,140            3,741            5,904
Custodian fee                                    6,511           3,289            3,819            5,653
Registration fees                                1,016             500              461            2,094
Miscellaneous                                    2,308           1,587            4,165            2,353
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   469,292      $  292,799      $   444,744     $    572,118
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 1,871,971      $1,116,302      $ 1,728,457     $  2,338,704
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $   865,253      $  191,960      $   794,712     $    459,994
   Financial futures contracts                 (93,298)        (30,828)        (122,496)        (168,515)
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS           $   771,955      $  161,132      $   672,216     $    291,479
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                             $(1,293,125)     $ (551,990)     $(1,143,990)    $ (1,097,952)
   Financial futures contracts                  43,140          45,369          136,956          171,430
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(1,249,985)     $ (506,621)     $(1,007,034)    $   (926,522)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $  (478,030)     $ (345,489)     $  (334,818)    $   (635,043)
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 1,393,941      $  770,813      $ 1,393,639     $  1,703,661
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                          LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio            $ 979,314        $ 2,897,639      $2,071,239          $ 4,235,328
Expenses allocated from Portfolio              (69,544)          (247,522)       (169,148)            (370,456)
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO         $ 909,770        $ 2,650,117      $1,902,091          $ 3,864,872
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                   $     170        $     2,325      $    1,612          $     2,392
Distribution and service fees
   Class A                                       3,796              1,744           2,705                9,261
   Class B                                     143,595            479,717         329,027              643,956
Transfer and dividend disbursing agent
   fees                                         12,885             30,339          23,504               44,660
Legal and accounting services                   14,200             13,757          15,953               14,238
Printing and postage                             1,984              4,653           6,891                5,495
Custodian fee                                    3,596              6,106           7,776                7,861
Registration fees                                1,180              1,983           2,609                   --
Miscellaneous                                    1,802              4,970           2,828                3,925
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $ 183,208        $   545,594      $  392,905          $   731,788
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 726,562        $ 2,104,523      $1,509,186          $ 3,133,084
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $ 192,989        $   911,143      $  170,839          $   381,873
   Financial futures contracts                 (24,918)           (57,252)       (102,445)              67,748
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                            $ 168,071        $   853,891      $   68,394          $   449,621
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                               $(466,411)       $(2,576,445)     $ (600,928)         $(1,510,248)
   Financial futures contracts                  33,128             84,256         114,183                   --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(433,283)       $(2,492,189)     $ (486,745)         $(1,510,248)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(265,212)       $(1,638,298)     $ (418,351)         $(1,060,627)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 461,350        $   466,225      $1,090,835          $ 2,072,457
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                          OREGON FUND    SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 2,892,751         $1,425,331           $1,482,183       $ 4,265,358
Expenses allocated from Portfolio            (257,360)          (107,677)            (120,322)         (359,378)
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,635,391         $1,317,654           $1,361,861       $ 3,905,980
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $     3,102         $    1,190           $    1,552       $     2,372
Distribution and service fees
   Class A                                        876              1,666                2,092             2,314
   Class B                                    463,851            226,406              230,430           696,109
Transfer and dividend disbursing agent
   fees                                        30,327             15,217               18,282            43,752
Legal and accounting services                  15,526             14,171               15,503            13,726
Printing and postage                            8,180              3,715                5,032             5,929
Custodian fee                                  10,089              3,901                5,321             8,806
Amortization of organization expenses             563                 --                   --                --
Registration fees                                 831                 --                1,733               414
Miscellaneous                                   5,046              1,543                2,660             4,027
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   538,391         $  267,809           $  282,605       $   777,449
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,097,000         $1,049,845           $1,079,256       $ 3,128,531
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   990,785         $  291,283           $   59,062       $   756,856
   Financial futures contracts                 86,092            (29,550)             (71,805)          (88,080)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ 1,076,877         $  261,733           $  (12,743)      $   668,776
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(1,231,204)        $ (744,664)          $ (230,423)      $(1,504,010)
   Financial futures contracts                     --                 --               80,022           129,625
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,231,204)        $ (744,664)          $ (150,401)      $(1,374,385)
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (154,327)        $ (482,931)          $ (163,144)      $  (705,609)
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,942,673         $  566,914           $  916,112       $ 2,422,922
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets         ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,871,971      $ 1,116,302     $ 1,728,457     $  2,338,704
   Net realized gain                           771,955          161,132         672,216          291,479
   Net change in unrealized appreciation
      (depreciation)                        (1,249,985)        (506,621)     (1,007,034)        (926,522)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 1,393,941      $   770,813     $ 1,393,639     $  1,703,661
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (126,331)     $   (36,784)    $   (53,154)    $    (32,851)
      Class B                               (1,749,115)      (1,079,518)     (1,675,303)      (2,305,853)
   In excess of net investment income
      Class A                                       --           (1,331)         (1,737)            (896)
      Class B                                  (70,104)         (29,669)        (60,883)         (46,587)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(1,945,550)     $(1,147,302)    $(1,791,077)    $ (2,386,187)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $   165,892      $ 1,308,796     $   670,992     $     89,298
      Class B                                2,262,156        1,169,397       2,837,885        3,093,991
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   66,340           15,541          32,358           27,965
      Class B                                  959,798          576,683         795,219        1,242,816
   Cost of shares redeemed
      Class A                                 (143,469)         (63,840)        (56,299)         (70,185)
      Class B                               (6,459,169)      (3,669,654)     (9,222,473)      (7,456,526)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(3,148,452)     $  (663,077)    $(4,942,318)    $ (3,072,641)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(3,700,061)     $(1,039,566)    $(5,339,756)    $ (3,755,167)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of period                     $94,461,067      $55,941,842     $86,873,210     $112,317,554
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $90,761,006      $54,902,276     $81,533,454     $108,562,387
---------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment income
included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $   (78,580)     $  (110,869)    $  (213,427)    $   (204,975)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets         LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $   726,562      $  2,104,523      $ 1,509,186        $  3,133,084
   Net realized gain                            168,071           853,891           68,394             449,621
   Net change in unrealized appreciation
      (depreciation)                           (433,283)       (2,492,189)        (486,745)         (1,510,248)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $   461,350      $    466,225      $ 1,090,835        $  2,072,457
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $  (112,010)     $    (41,665)     $   (81,858)       $   (327,162)
      Class B                                  (614,552)       (2,062,858)      (1,453,530)         (2,805,922)
   In excess of net investment income
      Class A                                   (11,122)           (1,584)              --                (217)
      Class B                                   (64,998)          (92,582)              --             (49,538)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $  (802,682)     $ (2,198,689)     $(1,535,388)       $ (3,182,839)
------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                               $   546,519      $    329,125      $ 2,056,802        $    708,431
      Class B                                 1,660,112         5,082,548        2,219,770           3,155,428
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    42,257            25,298           56,381              94,773
      Class B                                   332,978         1,111,375          746,649           1,419,063
   Cost of shares redeemed
      Class A                                (1,004,110)          (53,458)        (455,902)           (291,838)
      Class B                                (1,817,176)       (6,038,825)      (3,738,113)        (10,800,628)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS             $  (239,420)     $    456,063      $   885,587        $ (5,714,771)
------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $  (580,752)     $ (1,276,401)     $   441,034        $ (6,825,153)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of period                      $36,421,666      $104,932,074      $74,251,498        $152,292,282
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $35,840,914      $103,655,673      $74,692,532        $145,467,129
------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $  (153,364)     $   (237,729)     $    42,260        $   (316,067)
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets          OREGON FUND    SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   2,097,000        $ 1,049,845         $ 1,079,256      $   3,128,531
   Net realized gain (loss)                   1,076,877            261,733             (12,743)           668,776
   Net change in unrealized appreciation
      (depreciation)                         (1,231,204)          (744,664)           (150,401)        (1,374,385)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   1,942,673        $   566,914         $   916,112      $   2,422,922
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (26,832)       $   (40,505)        $   (87,535)     $     (57,010)
      Class B                                (2,070,168)        (1,021,859)           (991,721)        (3,071,521)
   In excess of net investment income
      Class A                                      (513)                --              (3,027)              (575)
      Class B                                   (14,265)                --             (32,184)           (29,404)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (2,111,778)       $(1,062,364)        $(1,114,467)     $  (3,158,510)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     427,191        $   955,237         $   657,845      $     489,141
      Class B                                 2,802,233          3,399,701           2,310,345          5,711,677
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    17,687             26,105              53,773             31,901
      Class B                                 1,183,625            454,634             531,448          1,606,807
   Cost of shares redeemed
      Class A                                   (28,749)          (345,253)           (115,172)          (132,846)
      Class B                                (8,242,544)        (2,748,656)         (2,683,270)        (9,811,251)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $  (3,840,557)       $ 1,741,768         $   754,969      $  (2,104,571)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  (4,009,662)       $ 1,246,318         $   556,614      $  (2,840,159)
-----------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------
At beginning of period                    $ 103,484,849        $49,877,983         $53,502,235      $ 151,018,752
-----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $  99,475,187        $51,124,301         $54,058,849      $ 148,178,593
-----------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $     (22,903)       $    30,633         $  (103,434)     $    (282,546)
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets         ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND    KENTUCKY FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 4,079,834     $  2,462,062    $   3,836,631    $  5,112,509
   Net realized gain                           286,744          521,967        1,210,267       1,448,862
   Net change in unrealized appreciation
      (depreciation)                         1,494,646        1,138,588        1,131,579       1,384,900
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 5,861,224     $  4,122,617    $   6,178,477    $  7,946,271
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (256,747)    $    (60,637)   $     (92,887)   $    (62,581)
      Class B                               (3,900,023)      (2,401,425)      (3,767,746)     (5,049,928)
   In excess of net investment income
      Class A                                       --           (1,495)          (1,254)           (643)
      Class B                                  (11,357)         (43,885)        (152,617)        (40,542)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(4,168,127)    $ (2,507,442)   $  (4,014,504)   $ (5,153,694)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $   965,736     $    180,715    $     400,263    $    549,886
      Class B                                4,317,818        2,540,276        4,434,797       5,050,902
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                5,824,841        1,180,015        1,767,367       1,387,318
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  120,247           27,552           47,911          51,125
      Class B                                2,020,391        1,217,405        1,719,213       2,661,634
   Cost of shares redeemed
      Class A                               (1,866,128)        (135,293)        (216,783)       (716,037)
      Class B                              (14,769,375)     (12,006,489)     (16,571,299)    (20,836,124)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(3,386,470)    $ (6,995,819)   $  (8,418,531)   $(11,851,296)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(1,693,373)    $ (5,380,644)   $  (6,254,558)   $ (9,058,719)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                       $96,154,440     $ 61,322,486    $  93,127,768    $121,376,273
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $94,461,067     $ 55,941,842    $  86,873,210    $112,317,554
---------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment income
included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $    (5,001)    $    (79,869)   $    (150,807)   $   (157,492)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets         LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND    NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $ 1,472,762      $  4,277,923     $   3,316,346       $  6,802,904
   Net realized gain                            354,545           824,903           956,161          1,791,750
   Net change in unrealized appreciation
      (depreciation)                            679,059         1,975,687         1,572,338          2,930,374
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 2,506,366      $  7,078,513     $   5,844,845       $ 11,525,028
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $  (148,596)     $    (62,710)    $    (120,579)      $   (642,314)
      Class B                                (1,363,672)       (4,275,271)       (3,157,438)        (6,160,590)
   In excess of net investment income
      Class A                                    (5,372)           (2,889)               --            (16,355)
      Class B                                  (110,293)         (140,512)               --           (179,601)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(1,627,933)     $ (4,481,382)    $  (3,278,017)      $ (6,998,860)
------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                               $ 3,105,905      $    528,321     $     691,095       $  3,292,983
      Class B                                 1,949,759         7,687,378         3,543,773          5,635,754
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                 2,360,799         1,300,861         2,197,879         15,424,165
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    86,786            43,075            68,901            204,670
      Class B                                   705,051         2,273,990         1,567,422          3,140,609
   Cost of shares redeemed
      Class A                                  (745,401)         (279,302)         (374,022)        (6,393,149)
      Class B                                (3,915,577)      (14,890,026)      (13,489,505)       (25,103,039)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS             $ 3,547,322      $ (3,335,703)    $  (5,794,457)      $ (3,798,007)
------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $ 4,425,755      $   (738,572)    $  (3,227,629)      $    728,161
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of year                        $31,995,911      $105,670,646     $  77,479,127       $151,564,121
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $36,421,666      $104,932,074     $  74,251,498       $152,292,282
------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $   (77,244)     $   (143,563)    $      68,462       $   (266,312)
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets          OREGON FUND    SOUTH CAROLINA FUND    TENNESSEE FUND    VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   4,569,755        $ 2,260,969         $ 2,258,516      $   6,573,608
   Net realized gain                          1,571,010          1,175,496             463,355          2,037,263
   Net change in unrealized appreciation
      (depreciation)                          1,436,079            554,108             897,701          2,473,102
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   7,576,844        $ 3,990,573         $ 3,619,572      $  11,083,973
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (40,919)       $   (57,957)        $  (127,482)     $     (87,472)
      Class B                                (4,544,926)        (2,265,770)         (2,131,034)        (6,486,136)
   In excess of net investment income
      Class A                                      (439)                --              (4,443)            (4,904)
      Class B                                    (7,523)                --             (29,049)          (169,210)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (4,593,807)       $(2,323,727)        $(2,292,008)     $  (6,747,722)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     240,287        $   236,369         $ 1,476,876      $     683,695
      Class B                                 3,335,606          2,255,119           3,766,007          6,983,975
   Issued in reorganization of EV
      Traditional Municipals Funds
      Class A                                   724,248          1,063,786           2,445,040          1,446,129
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    28,491             34,909              92,311             42,011
      Class B                                 2,549,727            984,003           1,091,081          3,353,218
   Cost of shares redeemed
      Class A                                  (100,479)           (57,302)           (670,289)           (96,379)
      Class B                               (18,862,201)        (8,991,445)         (7,738,430)       (25,333,066)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $ (12,084,321)       $(4,474,561)        $   462,596      $ (12,920,417)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  (9,101,284)       $(2,807,715)        $ 1,790,160      $  (8,584,166)
-----------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------
At beginning of year                      $ 112,586,133        $52,685,698         $51,712,075      $ 159,602,918
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 103,484,849        $49,877,983         $53,502,235      $ 151,018,752
-----------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $      (8,125)       $    43,152         $   (68,223)     $    (252,567)
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      ALABAMA FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                             (UNAUDITED)                1998              1997       1996       1995     1994(1)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $10.040     $11.040     $ 9.860    $10.850     $10.460    $10.440    $10.210    $11.060     $  10.340
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.238     $ 0.219     $ 0.493    $ 0.455     $ 0.469    $ 0.470    $ 0.479    $ 0.425     $   0.475
Net realized and
   unrealized gain
   (loss)                 (0.053)     (0.051)      0.181      0.200       0.386      0.030      0.244     (0.769)        0.837
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.185     $ 0.168     $ 0.674    $ 0.655     $ 0.855    $ 0.500    $ 0.723    $(0.344)    $   1.312
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.245)    $(0.219)    $(0.494)   $(0.464)    $(0.465)   $(0.480)   $(0.479)   $(0.425)    $  (0.475)
In excess of net
   investment income          --      (0.009)         --     (0.001)         --         --     (0.014)    (0.081)       (0.117)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.245)    $(0.228)    $(0.494)   $(0.465)    $(0.465)   $(0.480)   $(0.493)   $(0.506)    $  (0.592)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.980     $10.980     $10.040    $11.040     $10.850    $10.460    $10.440    $10.210     $  11.060
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)             1.86%       1.58%       6.98%      6.17%       8.33%      4.85%      7.38%     (3.18)%       13.09%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 5,198     $85,563     $ 5,140    $89,321     $96,154    $101,692   $108,642   $105,553    $  84,621
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(3)(4)       0.81%(5)    1.55%(5)    0.78%      1.57%       1.60%      1.57%      1.51%      1.43%(5)      1.37%
   Net expenses after
      custodian fee
      reduction(3)          0.80%(5)    1.54%(5)    0.76%      1.55%       1.59%      1.52%        --         --            --
   Net investment
      income                4.79%(5)    4.05%(5)    4.93%      4.15%       4.39%      4.44%      4.74%      4.35%(5)      4.30%
Portfolio Turnover(6)         --          --          --         --          --         --         --         --            15%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(3)                                                                                                            1.49%
   Net investment
      income                                                                                                              4.18%
Net investment income
   per share                                                                                                         $   0.462
-------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(5)  Annualized.
(6) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     ARKANSAS FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                            (UNAUDITED)(1)             1998(1)            1997       1996       1995     1994(2)      1993(3)
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $10.070     $10.800     $ 9.810    $10.510     $10.190    $10.250    $10.140    $10.910     $  10.000
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.241     $ 0.217     $ 0.492    $ 0.442     $ 0.445    $ 0.450    $ 0.460    $ 0.431     $   0.471
Net realized and
   unrealized gain
   (loss)                 (0.051)     (0.074)      0.272      0.298       0.324     (0.038)     0.132     (0.703)        1.025
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.190     $ 0.143     $ 0.764    $ 0.740     $ 0.769    $ 0.412    $ 0.592    $(0.272)    $   1.496
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.241)    $(0.217)    $(0.492)   $(0.442)    $(0.445)   $(0.471)   $(0.460)   $(0.431)    $  (0.471)
In excess of net
   investment income      (0.009)     (0.006)     (0.012)    (0.008)     (0.004)    (0.001)    (0.022)    (0.067)       (0.115)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.250)    $(0.223)    $(0.504)   $(0.450)    $(0.449)   $(0.472)   $(0.482)   $(0.498)    $  (0.586)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $10.010     $10.720     $10.070    $10.800     $10.510    $10.190    $10.250    $10.140     $  10.910
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)             1.90%       1.36%       7.95%      7.19%       7.70%      4.05%      6.15%     (2.53)%       15.00%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 2,530     $52,372     $ 1,286    $54,655     $61,322    $72,868    $80,823    $82,436     $  59,205
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(5)(6)       0.78%(7)    1.56%(7)    0.73%      1.53%       1.60%      1.56%      1.50%      1.17%(7)      0.88%(7)
   Net expenses after
      custodian fee
      reduction(5)          0.78%(7)    1.56%(7)    0.72%      1.52%       1.59%      1.54%        --         --            --
   Net investment
      income                4.73%(7)    4.07%(7)    4.93%      4.14%       4.31%      4.34%      4.67%      4.47%(7)      4.27%(7)
Portfolio Turnover(8)         --          --          --         --          --         --         --          5%           13%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)                                                                                              1.40%(7)      1.42%(7)
   Net investment
      income                                                                                                4.24%(7)      3.73%(7)
Net investment income
   per share                                                                                             $ 0.409     $   0.411
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) For the period from the start of business, October 2, 1992, to September 30, 1993.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(6) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(7)  Annualized.
(8) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      GEORGIA FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                            (UNAUDITED)(1)              1998              1997       1996       1995     1994(2)      1993(3)
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.730     $10.380     $ 9.500    $10.140     $ 9.810    $ 9.790    $ 9.800    $10.750     $  10.120
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.235     $ 0.213     $ 0.476    $ 0.434     $ 0.449    $ 0.451    $ 0.450    $ 0.413     $   0.459
Net realized and
   unrealized gain
   (loss)                 (0.042)     (0.042)      0.245      0.261       0.336      0.024      0.007(3)  (0.841)        0.776
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.193     $ 0.171     $ 0.721    $ 0.695     $ 0.785    $ 0.475    $ 0.457    $(0.428)    $   1.235
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.235)    $(0.213)    $(0.484)   $(0.437)    $(0.455)   $(0.455)   $(0.450)   $(0.413)    $  (0.459)
In excess of net
   investment income      (0.008)     (0.008)     (0.007)    (0.018)         --         --     (0.017)    (0.065)       (0.129)
From net realized gain        --          --          --         --          --         --         --         --        (0.017)
In excess of net
   realized gain              --          --          --         --          --         --         --     (0.044)           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.243)    $(0.221)    $(0.491)   $(0.455)    $(0.455)   $(0.455)   $(0.467)   $(0.522)    $  (0.605)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.680     $10.330     $ 9.730    $10.380     $10.140    $ 9.810    $ 9.790    $ 9.800     $  10.750
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)             1.99%       1.68%       7.75%      7.00%       8.16%      4.91%      4.90%     (4.08)%       12.60%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 2,677     $78,856     $ 2,043    $84,830     $93,128    $106,992   $120,143   $134,481    $ 120,043
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)(6)           0.81%(7)    1.56%(7)    0.83%      1.56%       1.59%      1.58%      1.49%      1.41%(7)      1.52%
   Expenses after
      custodian fee
      reduction(5)          0.78%(7)    1.53%(7)    0.82%      1.55%       1.57%      1.52%        --         --            --
   Net investment
      income                4.84%(7)    4.14%(7)    4.92%      4.22%       4.48%      4.55%      4.72%      4.39%(7)      4.27%
Portfolio Turnover(8)         --          --          --         --          --         --         --         --            20%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) The per share amounts are not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(6) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(7)  Annualized.
(8) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     KENTUCKY FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                             (UNAUDITED)               1998(1)            1997       1996       1995     1994(2)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.910     $10.660     $ 9.680    $10.410     $ 9.970    $ 9.990    $ 9.850    $10.780     $  10.090
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.242     $ 0.223     $ 0.497    $ 0.456     $ 0.456    $ 0.450    $ 0.458    $ 0.415     $   0.462
Net realized and
   unrealized gain
   (loss)                 (0.053)     (0.065)      0.235      0.254       0.435     (0.009)(3)   0.163    (0.811)        0.820
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.189     $ 0.158     $ 0.732    $ 0.710     $ 0.891    $ 0.441    $ 0.621    $(0.396)    $   1.282
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.242)    $(0.223)    $(0.497)   $(0.456)    $(0.451)   $(0.450)   $(0.458)   $(0.415)    $  (0.462)
In excess of net
   investment income      (0.007)     (0.005)     (0.005)    (0.004)         --     (0.011)    (0.023)    (0.075)       (0.125)
From net realized gain        --          --          --         --          --         --         --         --        (0.005)
In excess of net
   realized gain              --          --          --         --          --         --         --     (0.044)           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.249)    $(0.228)    $(0.502)   $(0.460)    $(0.451)   $(0.461)   $(0.481)   $(0.534)    $  (0.592)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.850     $10.590     $ 9.910    $10.660     $10.410    $ 9.970    $ 9.990    $ 9.850     $  10.780
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)             1.92%       1.52%       7.72%      6.97%       9.12%      4.45%      6.61%     (3.78)%       13.05%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 1,341     $107,221    $ 1,303    $111,015    $121,376   $131,357   $143,106   $141,994    $ 120,093
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)(6)           0.82%(7)    1.55%(7)    0.83%      1.57%       1.60%      1.57%      1.52%      1.44%(7)      1.50%
   Expenses after
      custodian fee
      reduction(5)          0.80%(7)    1.53%(7)    0.82%      1.56%       1.57%      1.54%        --         --            --
   Net investment
      income                4.97%(7)    4.24%(7)    5.05%      4.32%       4.50%      4.45%      4.74%      4.39%(7)      4.29%
Portfolio Turnover(8)         --          --          --         --          --         --         --         --            21%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(6) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(7)  Annualized.
(8) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     LOUISIANA FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                            (UNAUDITED)(1)              1998              1997       1996       1995     1994(2)      1993(3)
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.990     $10.570     $ 9.750    $10.310     $ 9.960    $ 9.980    $10.010    $11.130     $  10.000
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.233     $ 0.208     $ 0.480    $ 0.436     $ 0.482    $ 0.486    $ 0.487    $ 0.447     $   0.478
Net realized and
   unrealized gain
   (loss)                 (0.077)     (0.078)      0.294      0.306       0.350     (0.016)    (0.006)(4)  (0.937)       1.234
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.156     $ 0.130     $ 0.774    $ 0.742     $ 0.832    $ 0.470    $ 0.481    $(0.490)    $   1.712
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.233)    $(0.208)    $(0.515)   $(0.446)    $(0.482)   $(0.490)   $(0.487)   $(0.447)    $  (0.478)
In excess of net
   investment income      (0.023)     (0.022)     (0.019)    (0.036)         --         --     (0.024)    (0.074)       (0.104)
In excess of net
   realized gain              --          --          --         --          --         --         --     (0.109)           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.256)    $(0.230)    $(0.534)   $(0.482)    $(0.482)   $(0.490)   $(0.511)   $(0.630)    $  (0.582)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.890     $10.470     $ 9.990    $10.570     $10.310    $ 9.960    $ 9.980    $10.010     $  11.130
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)             1.54%       1.25%       8.13%      7.37%       8.52%      4.77%      5.08%     (4.56)%       17.26%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 4,428     $31,413     $ 4,886    $31,536     $31,996    $32,994    $31,836    $29,020     $  17,935
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(6)(7)       0.78%(8)    1.54%(8)    0.71%      1.49%       1.54%      1.41%      1.31%      1.08%(8)      1.07%(8)
   Net expenses after
      custodian fee
      reduction(6)          0.75%(8)    1.51%(8)    0.66%      1.44%       1.52%      1.34%        --         --            --
   Net investment
      income                4.72%(8)    3.94%(8)    4.79%      4.18%       4.74%      4.82%      4.97%      4.62%(8)      4.27%(8)
Portfolio Turnover(9)         --          --          --         --          --         --         --         14%           86%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(6)(7)                                                                     1.53%      1.42%      1.44%(8)      1.76%(8)
   Expenses after
      custodian fee
      reduction(6)                                                                    1.45%        --         --            --
   Net investment
      income                                                                          4.70%      4.86%      4.26%(8)      3.58%(8)
Net investment income
   per share                                                                       $ 0.474    $ 0.470    $ 0.412     $   0.401
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) For the period from the start of business, October 2, 1992, to September 30, 1993.
(4) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(7) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(8)  Annualized.
(9) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     MARYLAND FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                            (UNAUDITED)(1)             1998(1)            1997       1996       1995     1994(2)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $10.050     $10.980     $ 9.810    $10.710     $10.300    $10.230    $10.070    $11.070     $  10.290
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.236     $ 0.218     $ 0.476    $ 0.441     $ 0.453    $ 0.464    $ 0.476    $ 0.428     $   0.466
Net realized and
   unrealized gain
   (loss)                 (0.151)     (0.170)      0.262      0.291       0.419      0.086      0.169     (0.922)        0.890
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.085     $ 0.048     $ 0.738    $ 0.732     $ 0.872    $ 0.550    $ 0.645    $(0.494)    $   1.356
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.236)    $(0.218)    $(0.476)   $(0.447)    $(0.462)   $(0.480)   $(0.476)   $(0.428)    $  (0.466)
In excess of net
   investment income      (0.009)     (0.010)     (0.022)    (0.015)         --         --     (0.009)    (0.070)       (0.110)
In excess of net
   realized gain              --          --          --         --          --         --         --     (0.008)           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.245)    $(0.228)    $(0.498)   $(0.462)    $(0.462)   $(0.480)   $(0.485)   $(0.506)    $  (0.576)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.890     $10.800     $10.050    $10.980     $10.710    $10.300    $10.230    $10.070     $  11.070
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)             0.86%       0.46%       7.68%      6.98%       8.64%      5.44%      6.71%     (4.56)%       13.61%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 1,898     $101,757    $ 1,625    $103,307    $105,671   $109,243   $113,826   $116,721    $  95,226
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(4)(5)       0.83%(6)    1.57%(6)    0.82%      1.56%       1.57%      1.57%      1.50%      1.43%(6)      1.43%
   Net expenses after
      custodian fee
      reduction(4)          0.80%(6)    1.54%(6)    0.78%      1.52%       1.54%      1.55%        --         --            --
   Net investment
      income                4.77%(6)    4.04%(6)    4.76%      4.05%       4.30%      4.46%      4.82%      4.44%(6)      4.28%
Portfolio Turnover(7)         --          --          --         --          --         --         --         --            12%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)                                                                                                            1.48%
   Net investment
      income                                                                                                              4.23%
Net investment income
   per share                                                                                                         $   0.461
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(6)  Annualized.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     MISSOURI FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                             (UNAUDITED)                1998              1997       1996       1995     1994(1)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $10.270     $11.380     $ 9.930    $11.010     $10.510    $10.510    $10.240    $11.250     $  10.400
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.234     $ 0.229     $ 0.503    $ 0.477     $ 0.478    $ 0.476    $ 0.477    $ 0.423     $   0.470
Net realized and
   unrealized gain
   (loss)                 (0.038)     (0.066)      0.334      0.364       0.493      0.003      0.289     (0.904)        1.005
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.196     $ 0.163     $ 0.837    $ 0.841     $ 0.971    $ 0.479    $ 0.766    $(0.481)    $   1.475
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.246)    $(0.233)    $(0.497)   $(0.471)    $(0.471)   $(0.476)   $(0.477)   $(0.423)    $  (0.470)
In excess of net
   investment income          --          --          --         --          --     (0.003)    (0.019)    (0.084)       (0.128)
In excess of net
   realized gain              --          --          --         --          --         --         --     (0.022)       (0.027)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.246)    $(0.233)    $(0.497)   $(0.471)    $(0.471)   $(0.479)   $(0.496)   $(0.529)    $  (0.625)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $10.220     $11.310     $10.270    $11.380     $11.010    $10.510    $10.510    $10.240     $  11.250
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)             1.92%       1.46%       8.61%      7.81%       9.42%      4.60%      7.82%     (4.33)%       14.66%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 4,297     $70,396     $ 2,665    $71,586     $77,479    $82,385    $89,811    $91,227     $  76,653
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(3)(4)       0.81%(5)    1.58%(5)    0.79%      1.56%       1.57%      1.56%      1.53%      1.49%(5)      1.52%
   Net expenses after
      custodian fee
      reduction(3)          0.79%(5)    1.56%(5)    0.77%      1.54%       1.56%      1.54%        --         --            --
   Net investment
      income                4.86%(5)    4.06%(5)    5.00%      4.25%       4.44%      4.47%      4.72%      4.30%(5)      4.23%
Portfolio Turnover(6)         --          --          --         --          --         --         --         --            14%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(3)                                                                                                            1.55%
   Net investment
      income                                                                                                              4.20%
Net investment income
   per share                                                                                                         $   0.467
-------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(5)  Annualized.
(6) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  NORTH CAROLINA FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                             (UNAUDITED)               1998(1)            1997       1996       1995     1994(2)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.880     $10.630     $ 9.610    $10.340     $ 9.970    $ 9.960    $ 9.970    $10.940     $  10.300
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.242     $ 0.217     $ 0.490    $ 0.447     $ 0.452    $ 0.452    $ 0.466    $ 0.423     $   0.468
Net realized and
   unrealized gain
   (loss)                 (0.070)     (0.076)      0.282      0.303       0.378      0.026      0.011(3)  (0.895)        0.794
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.172     $ 0.141     $ 0.772    $ 0.750     $ 0.830    $ 0.478    $ 0.477    $(0.472)    $   1.262
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.242)    $(0.217)    $(0.490)   $(0.447)    $(0.455)   $(0.455)   $(0.466)   $(0.423)    $  (0.468)
In excess of net
   investment income          --(4)   (0.004)     (0.012)    (0.013)     (0.005)    (0.013)    (0.021)    (0.075)       (0.120)
In excess of net
   realized gain              --          --          --         --          --         --         --         --        (0.034)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.242)    $(0.221)    $(0.502)   $(0.460)    $(0.460)   $(0.468)   $(0.487)   $(0.498)    $  (0.622)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.810     $10.550     $ 9.880    $10.630     $10.340    $ 9.970    $ 9.960    $ 9.970     $  10.940
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)             1.75%       1.36%       8.22%      7.42%       8.50%      4.83%      5.03%     (4.40)%       12.69%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $13,379     $132,088    $12,967    $139,325    $151,564   $169,889   $188,450   $192,667    $ 173,828
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(6)(7)           0.75%(8)    1.56%(8)    0.83%      1.58%       1.60%      1.59%      1.51%      1.42%(8)      1.52%
   Expenses after
      custodian fee
      reduction(6)          0.74%(8)    1.55%(8)    0.80%      1.55%       1.58%      1.54%        --         --            --
   Net investment
      income                4.94%(8)    4.14%(8)    5.03%      4.26%       4.48%      4.47%      4.78%      4.43%(8)      4.34%
Portfolio Turnover(9)         --          --          --         --          --         --         --         --            16%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Distributions in excess of net investment income are less than $0.001 per share.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(7) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(8)  Annualized.
(9) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      OREGON FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                            (UNAUDITED)(1)             1998(1)            1997       1996       1995     1994(2)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.870     $10.800     $ 9.600    $10.510     $10.240    $10.310    $10.090    $11.130     $  10.270
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.237     $ 0.223     $ 0.483    $ 0.450     $ 0.456    $ 0.450    $ 0.455    $ 0.415     $   0.459
Net realized and
   unrealized gain
   (loss)                 (0.015)     (0.019)      0.275      0.292       0.266     (0.061)     0.241     (0.869)        0.983
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.222     $ 0.204     $ 0.758    $ 0.742     $ 0.722    $ 0.389    $ 0.696    $(0.454)    $   1.442
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.237)    $(0.223)    $(0.483)   $(0.451)    $(0.452)   $(0.457)   $(0.455)   $(0.415)    $  (0.459)
In excess of net
   investment income      (0.005)     (0.001)     (0.005)    (0.001)         --     (0.002)    (0.021)    (0.078)       (0.117)
From net realized gain        --          --          --         --          --         --         --     (0.093)       (0.006)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.242)    $(0.224)    $(0.488)   $(0.452)    $(0.452)   $(0.459)   $(0.476)   $(0.586)    $  (0.582)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.850     $10.780     $ 9.870    $10.800     $10.510    $10.240    $10.310    $10.090     $  11.130
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)             2.26%       1.92%       8.08%      7.22%       7.20%      3.80%      7.22%     (4.21)%       14.47%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 1,326     $98,149     $   914    $102,571    $112,586   $128,580   $145,056   $151,127    $ 128,229
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)(5)           0.84%(6)    1.61%(6)    0.78%      1.56%       1.63%      1.56%      1.53%      1.43%(6)      1.55%
   Expenses after
      custodian fee
      reduction(4)          0.82%(6)    1.59%(6)    0.78%      1.56%       1.63%      1.53%        --         --            --
   Net investment
      income                4.89%(6)    4.15%(6)    4.95%      4.22%       4.41%      4.33%      4.59%      4.28%(6)      4.22%
Portfolio Turnover(7)         --          --          --         --          --         --         --         --            23%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(6)  Annualized.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  SOUTH CAROLINA FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                             (UNAUDITED)                1998              1997       1996       1995     1994(1)      1993(2)
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $10.090     $10.720     $ 9.760    $10.380     $10.020    $10.000    $ 9.940    $10.890     $  10.000
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.237     $ 0.220     $ 0.495    $ 0.455     $ 0.463    $ 0.467    $ 0.460    $ 0.408     $   0.461
Net realized and
   unrealized gain
   (loss)                 (0.083)     (0.108)      0.328      0.352       0.364      0.021      0.071     (0.870)        0.986
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.154     $ 0.112     $ 0.823    $ 0.807     $ 0.827    $ 0.488    $ 0.531    $(0.462)    $   1.447
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.244)    $(0.222)    $(0.493)   $(0.467)    $(0.467)   $(0.468)   $(0.460)   $(0.408)    $  (0.461)
In excess of net
   investment income          --          --          --         --          --         --     (0.011)    (0.080)       (0.096)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.244)    $(0.222)    $(0.493)   $(0.467)    $(0.467)   $(0.468)   $(0.471)   $(0.488)    $  (0.557)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $10.000     $10.610     $10.090    $10.720     $10.380    $10.020    $10.000    $ 9.940     $  10.890
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)             1.54%       1.08%       8.62%      7.96%       8.41%      4.92%      5.64%     (4.33)%       14.50%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 1,934     $49,190     $ 1,316    $48,562     $52,686    $57,217    $59,955    $59,878     $  43,169
Ratio (As a percentage
   of average daily net
   assets):
   Net expenses(4)(5)       0.80%(6)    1.54%(6)    0.77%      1.52%       1.63%      1.60%      1.49%      1.36%(6)      1.07%(6)
   Net expenses after
      custodian fee
      reduction(4)          0.78%(6)    1.52%(6)    0.76%      1.51%       1.62%      1.58%        --         --            --
   Net investment
      income                4.84%(6)    4.15%(6)    5.03%      4.30%       4.50%      4.60%      4.77%      4.27%(6)      4.22%(6)
Portfolio Turnover(7)         --          --          --         --          --         --         --          3%           13%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratio (As a percentage
   of average daily net
   assets):
   Expenses(4)                                                                                                            1.44%(6)
   Net investment
      income                                                                                                              3.85%(6)
Net investment income
   per share                                                                                                         $   0.421
-------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, October 2, 1992, to September 30, 1993.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(6)  Annualized.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     TENNESSEE FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                            (UNAUDITED)(1)             1998(1)            1997       1996       1995     1994(2)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.980     $10.840     $ 9.740    $10.580     $10.150    $10.110    $10.020    $11.070     $  10.010
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.238     $ 0.215     $ 0.491    $ 0.444     $ 0.453    $ 0.457    $ 0.468    $ 0.426     $   0.466
Net realized and
   unrealized gain
   (loss)                 (0.032)     (0.033)      0.257      0.266       0.436      0.059      0.115     (0.848)        1.158
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.206     $ 0.182     $ 0.748    $ 0.710     $ 0.889    $ 0.516    $ 0.583    $(0.422)    $   1.624
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.238)    $(0.215)    $(0.491)   $(0.444)    $(0.453)   $(0.475)   $(0.468)   $(0.426)    $  (0.466)
In excess of net
   investment income      (0.008)     (0.007)     (0.017)    (0.006)     (0.006)    (0.001)    (0.025)    (0.071)       (0.098)
From net realized gain        --          --          --         --          --         --         --     (0.094)           --
In excess of net
   realized gain              --          --          --         --          --         --         --     (0.037)           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.246)    $(0.222)    $(0.508)   $(0.450)    $(0.459)   $(0.476)   $(0.493)   $(0.628)    $  (0.564)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.940     $10.800     $ 9.980    $10.840     $10.580    $10.150    $10.110    $10.020     $  11.070
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)             2.08%       1.71%       7.85%      6.86%       8.95%      5.16%      6.12%     (3.93)%       16.97%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 3,994     $50,065     $ 3,413    $50,090     $51,712    $54,533    $57,484    $55,379     $  39,648
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(4)(5)       0.76%(6)    1.58%(6)    0.67%      1.52%       1.54%      1.53%      1.47%      1.37%(6)      1.30%
   Net expenses after
      custodian fee
      reduction(4)          0.75%(6)    1.57%(6)    0.65%      1.50%       1.53%      1.51%        --         --            --
Net investment income       4.80%(6)    4.00%(6)    4.94%      4.14%       4.39%      4.45%      4.77%      4.44%(6)      4.24%
Portfolio Turnover(7)         --          --          --         --          --         --         --         --            28%
-------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)                                                                                                            1.61%
   Net investment
      income                                                                                                              3.93%
Net investment income
   per share                                                                                                         $   0.432
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(6)  Annualized.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     VIRGINIA FUND
                         ------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                 ------------------------------------------------------------------------------
                                                                            AUGUST 31,                               SEPT. 30,
                          SIX MONTHS ENDED       ----------------------------------------------------------------    ----------
                          FEBRUARY 28, 1999
                             (UNAUDITED)               1998(1)            1997       1996       1995     1994(2)        1993
                         --------------------    -------------------    --------   --------   --------   --------    ----------
                         CLASS A     CLASS B     CLASS A    CLASS B     CLASS B    CLASS B    CLASS B    CLASS B      CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period   $ 9.870     $10.930     $ 9.620    $10.630     $10.260    $10.260    $10.120    $11.060     $  10.460
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income    $ 0.242     $ 0.227     $ 0.483    $ 0.454     $ 0.467    $ 0.471    $ 0.479    $ 0.438     $   0.483
Net realized and
   unrealized gain
   (loss)                 (0.048)     (0.058)      0.277      0.312       0.369      0.006      0.161     (0.864)        0.762
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
   FROM OPERATIONS       $ 0.194     $ 0.169     $ 0.760    $ 0.766     $ 0.836    $ 0.477    $ 0.640    $(0.426)    $   1.245
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                $(0.242)    $(0.227)    $(0.483)   $(0.454)    $(0.466)   $(0.471)   $(0.479)   $(0.438)    $  (0.483)
In excess of net
   investment income      (0.002)     (0.002)     (0.027)    (0.012)         --     (0.006)    (0.021)    (0.076)       (0.130)
From net realized gain        --          --          --         --          --         --         --         --        (0.022)
In excess of net
   realized gain              --          --          --         --          --         --         --         --        (0.010)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS      $(0.244)    $(0.229)    $(0.510)   $(0.466)    $(0.466)   $(0.477)   $(0.500)   $(0.514)    $  (0.645)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF PERIOD             $ 9.820     $10.870     $ 9.870    $10.930     $10.630    $10.260    $10.260    $10.120     $  11.060
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)             1.98%       1.58%       8.08%      7.37%       8.31%      4.67%      6.62%     (3.95)%       12.33%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000's
   omitted)              $ 2,493     $145,685    $ 2,117    $148,902    $159,603   $175,918   $189,535   $193,420    $ 175,426
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)(5)           0.81%(6)    1.56%(6)    0.85%      1.59%       1.60%      1.56%      1.50%      1.44%(6)      1.52%
   Expenses after
      custodian fee
      reduction(4)          0.79%(6)    1.54%(6)    0.83%      1.57%       1.57%      1.53%        --         --            --
   Net investment
      income                4.92%(6)    4.19%(6)    4.92%      4.21%       4.47%      4.52%      4.81%      4.51%(6)      4.42%
Portfolio Turnover(7)         --          --          --         --          --         --         --         --            27%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  For the eleven month period ended August 31, 1994.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(6)  Annualized.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund ("Alabama Fund"), Eaton Vance Arkansas Municipals Fund ("Arkansas Fund"), Eaton Vance Georgia Municipals Fund ("Georgia Fund"), Eaton Vance Kentucky Municipals Fund ("Kentucky Fund"), Eaton Vance Louisiana Municipals Fund ("Louisiana Fund"), Eaton Vance Maryland Municipals Fund ("Maryland Fund"), Eaton Vance Missouri Municipals Fund ("Missouri Fund"), Eaton Vance North Carolina Municipals Fund ("North Carolina Fund"), Eaton Vance Oregon Municipals Fund ("Oregon Fund"), Eaton Vance South Carolina Municipals Fund ("South Carolina Fund"), Eaton Vance Tennessee Municipals Fund ("Tennessee Fund") and Eaton Vance Virginia Municipals Fund ("Virginia Fund"). The Funds offer two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 100% at February 28, 1999 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1998, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

FUND                                      AMOUNT        EXPIRES
-----------------------------------------------------------------------
Alabama Fund                              $    94,556   August 31, 2005
                                              988,165   August 31, 2004
                                            1,959,872   August 31, 2003
                                              223,327   August 31, 2002

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FUND                                      AMOUNT        EXPIRES
-----------------------------------------------------------------------
Arkansas Fund                             $   251,575   August 31, 2005
                                            1,818,024   August 31, 2004
                                              345,312   August 31, 2003
Georgia Fund                                6,662,979   August 31, 2004
Kentucky Fund                                 233,391   August 31, 2005
                                            2,773,213   August 31, 2004
Louisiana Fund                                250,387   August 31, 2005
                                            1,714,365   August 31, 2004
Maryland Fund                                      35   August 31, 2005
                                            1,328,059   August 31, 2004
                                                   97   August 31, 2003
Missouri Fund                                 113,141   August 31, 2005
                                            1,413,730   August 31, 2004
North Carolina Fund                            73,745   August 31, 2005
                                            8,479,506   August 31, 2004
                                              997,556   August 31, 2003
Oregon Fund                                   924,680   August 31, 2005
                                            3,219,725   August 31, 2004
South Carolina Fund                           183,416   August 31, 2005
                                            2,881,146   August 31, 2004
                                              266,269   August 31, 2003
                                              109,330   August 31, 2002
Tennessee Fund                                246,996   August 31, 2005
                                            1,536,409   August 31, 2004
Virginia Fund                               6,252,812   August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                     ALABAMA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                16,528            96,942
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               6,613            12,052
Redemptions                                         (14,308)         (187,576)
Issued to EV Traditional Municipals
 shareholders                                            --           590,481
-----------------------------------------------------------------------------
NET INCREASE                                          8,833           511,899
-----------------------------------------------------------------------------

                                                     ALABAMA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               205,303           392,145
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              87,129           183,966
Redemptions                                        (586,153)       (1,345,698)
-----------------------------------------------------------------------------
NET DECREASE                                       (293,721)         (769,587)
-----------------------------------------------------------------------------

                                                     ARKANSAS FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               130,009            18,182
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               1,544             2,761
Redemptions                                          (6,366)          (13,548)
Issued to EV Traditional Municipals
 shareholders                                            --           120,288
-----------------------------------------------------------------------------
NET INCREASE                                        125,187           127,683
-----------------------------------------------------------------------------

                                                     ARKANSAS FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               109,591           236,560
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              53,525           113,885
Redemptions                                        (340,542)       (1,124,754)
-----------------------------------------------------------------------------
NET DECREASE                                       (177,426)         (774,309)
-----------------------------------------------------------------------------

                                                     GEORGIA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                69,046            41,385
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               3,322             4,967
Redemptions                                          (5,807)          (22,370)
Issued to EV Traditional Municipals
 shareholders                                            --           186,097
-----------------------------------------------------------------------------
NET INCREASE                                         66,561           210,079
-----------------------------------------------------------------------------

                                                     GEORGIA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               273,448           430,422
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              76,527           166,705
Redemptions                                        (887,270)       (1,608,037)
-----------------------------------------------------------------------------
NET DECREASE                                       (537,295)       (1,010,910)
-----------------------------------------------------------------------------

                                                     KENTUCKY FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                 9,033            55,826
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               2,827             5,205
Redemptions                                          (7,112)          (72,837)
Issued to EV Traditional Municipals
 shareholders                                            --           143,269
-----------------------------------------------------------------------------
NET INCREASE                                          4,748           131,463
-----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                     KENTUCKY FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               291,249           477,522
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                             116,925           251,649
Redemptions                                        (702,148)       (1,970,750)
-----------------------------------------------------------------------------
NET DECREASE                                       (293,974)       (1,241,579)
-----------------------------------------------------------------------------

                                                    LOUISIANA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                55,052           313,546
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               4,233             8,780
Redemptions                                        (100,600)          (75,541)
Issued to EV Traditional Municipals
 shareholders                                            --           242,164
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                             (41,315)          488,949
-----------------------------------------------------------------------------

                                                    LOUISIANA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               157,512           186,443
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              31,564            67,357
Redemptions                                        (172,269)         (373,866)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                              16,807          (120,066)
-----------------------------------------------------------------------------

                                                     MARYLAND FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                33,090            52,926
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               2,543             4,317
Redemptions                                          (5,286)          (28,207)
Issued to EV Traditional Municipals
 shareholders                                            --           132,577
-----------------------------------------------------------------------------
NET INCREASE                                         30,347           161,613
-----------------------------------------------------------------------------

                                                     MARYLAND FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               466,288           705,126
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                             102,226           208,732
Redemptions                                        (556,023)       (1,369,032)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                              12,491          (455,174)
-----------------------------------------------------------------------------

                                                     MISSOURI FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               199,865            68,428
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               5,488             6,805
Redemptions                                         (44,318)          (37,078)
Issued to EV Traditional Municipals
 shareholders                                            --           221,323
-----------------------------------------------------------------------------
NET INCREASE                                        161,035           259,478
-----------------------------------------------------------------------------

                                                     MISSOURI FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               195,324           315,672
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              65,682           139,565
Redemptions                                        (329,021)       (1,202,462)
-----------------------------------------------------------------------------
NET DECREASE                                        (68,015)         (747,225)
-----------------------------------------------------------------------------

                                                  NORTH CAROLINA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                71,445           336,246
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               9,597            20,900
Redemptions                                         (29,616)         (650,119)
Issued to EV Traditional Municipals
 shareholders                                            --         1,605,302
-----------------------------------------------------------------------------
NET INCREASE                                         51,426         1,312,329
-----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                  NORTH CAROLINA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               295,892           535,860
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                             133,674           299,045
Redemptions                                      (1,018,046)       (2,392,924)
-----------------------------------------------------------------------------
NET DECREASE                                       (588,480)       (1,558,019)
-----------------------------------------------------------------------------

                                                      OREGON FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                43,183            24,544
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               1,787             2,921
Redemptions                                          (2,908)          (10,284)
Issued to EV Traditional Municipals
 shareholders                                            --            75,426
-----------------------------------------------------------------------------
NET INCREASE                                         42,062            92,607
-----------------------------------------------------------------------------

                                                      OREGON FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               258,902           312,672
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                             109,365           239,123
Redemptions                                        (761,784)       (1,770,810)
-----------------------------------------------------------------------------
NET DECREASE                                       (393,517)       (1,219,015)
-----------------------------------------------------------------------------

                                                  SOUTH CAROLINA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                94,870            23,792
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               2,593             3,412
Redemptions                                         (34,388)           (5,801)
Issued to EV Traditional Municipals
 shareholders                                            --           109,050
-----------------------------------------------------------------------------
NET INCREASE                                         63,075           130,453
-----------------------------------------------------------------------------

                                                  SOUTH CAROLINA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               318,166           213,365
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              42,548            93,082
Redemptions                                        (257,205)         (850,327)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                             103,509          (543,880)
-----------------------------------------------------------------------------

                                                    TENNESSEE FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                66,002           149,164
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               5,381             9,340
Redemptions                                         (11,541)          (67,357)
Issued to EV Traditional Municipals
 shareholders                                            --           250,960
-----------------------------------------------------------------------------
NET INCREASE                                         59,842           342,107
-----------------------------------------------------------------------------

                                                    TENNESSEE FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               213,204           350,938
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              49,022           101,626
Redemptions                                        (247,514)         (720,704)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                              14,712          (268,140)
-----------------------------------------------------------------------------

                                                     VIRGINIA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                49,610            69,689
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                               3,235             4,299
Redemptions                                         (13,463)           (9,849)
Issued to EV Traditional Municipals
 shareholders                                            --           150,372
-----------------------------------------------------------------------------
NET INCREASE                                         39,382           214,511
-----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                     VIRGINIA FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               523,555           645,327
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                             147,266           310,137
Redemptions                                        (899,101)       (2,343,911)
-----------------------------------------------------------------------------
NET DECREASE                                       (228,280)       (1,388,447)
-----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $418, $732, $1,188, $216, $392, $714, $1,375, $1,743, $709, $726,
   $1,188 and $1,306 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1999.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has adopted a distribution plan (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plans, the Plans). The Plans require the Class B shares to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's Class B daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the six months ended February 28, 1999, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $323,920, $198,972, $303,320, $407,639, $117,062, $382,754, $263,937, $508,400,
   $374,079, $182,587, $185,859 and $549,566, respectively, to EVD, representing
   0.75% (annualized) of each Fund's Class B average daily net assets. At February 28, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $2,337,000, $1,693,000, $2,394,000, $2,819,000,
   $1,054,000, $2,896,000, $1,771,000, $3,651,000, $2,766,000, $1,564,000,
   $1,448,000 and $3,760,000, respectively.

   In addition, the Plans authorize the Funds to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and Authorized Firms in amounts not exceeding 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended February 28, 1999, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $5,113, $1,307, $2,192, $1,323, $3,796, $1,744, $2,705, $9,261, $876, $1,666, $2,092 and
   $2,314, respectively, for Class A shares, and $82,742, $51,695, $80,908,
   $97,821, $26,533, $96,963, $65,090, $135,556, $89,772, $43,819, $44,571 and
   $146,543, respectively, for Class B shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $70,000, $34,000, $73,000, $50,000, $25,000, $51,000,
   $37,000, $75,000, $69,000, $34,000, $27,000 and $97,000 of CDSC paid by Class
   B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 28, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended February 28, 1999 were as follows:

ALABAMA FUND
------------------------------------------------------
Increases                                 $  2,564,046
Decreases                                    8,199,690


ARKANSAS FUND
------------------------------------------------------
Increases                                 $  2,452,359
Decreases                                    4,729,374

GEORGIA FUND
------------------------------------------------------
Increases                                 $  3,175,113
Decreases                                   10,596,177

KENTUCKY FUND
------------------------------------------------------
Increases                                 $  3,232,703
Decreases                                    9,464,964

LOUISIANA FUND
------------------------------------------------------
Increases                                 $  2,392,060
Decreases                                    3,646,510

MARYLAND FUND
------------------------------------------------------
Increases                                 $  5,458,731
Decreases                                    7,839,738

MISSOURI FUND
------------------------------------------------------
Increases                                 $  4,337,049
Decreases                                    5,430,604

NORTH CAROLINA FUND
------------------------------------------------------
Increases                                 $  3,586,291
Decreases                                   13,538,523

OREGON FUND
------------------------------------------------------
Increases                                 $  3,317,758
Decreases                                    9,835,987

SOUTH CAROLINA FUND
------------------------------------------------------
Increases                                 $  4,412,997
Decreases                                    4,125,425

TENNESSEE FUND
------------------------------------------------------
Increases                                 $  2,752,865
Decreases                                    3,565,687

VIRGINIA FUND
------------------------------------------------------
Increases                                 $  6,532,402
Decreases                                   12,356,619

8 Transfer of Assets
-------------------------------------------
   On September 1, 1997, EV Marathon Alabama Municipal Fund, EV Marathon Arkansas Municipal Fund, EV Marathon Georgia Municipal Fund, EV Marathon Kentucky Municipal Fund, EV Marathon Louisiana Municipal Fund, EV Marathon Maryland Municipal Fund, EV Marathon Missouri Municipal Fund, EV Marathon

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   North Carolina Municipal Fund, EV Marathon Oregon Municipal Fund, EV Marathon South Carolina Municipal Fund, EV Marathon Tennessee Municipal Fund and EV Marathon Virginia Municipal Fund acquired the net assets of EV Traditional Alabama Municipals Fund, EV Traditional Arkansas Municipals Fund, EV Traditional Georgia Municipals Fund, EV Traditional Kentucky Municipals Fund, EV Traditional Louisiana Municipals Fund, EV Traditional Maryland Municipals Fund, EV Traditional Missouri Municipals Fund, EV Traditional North Carolina Municipals Fund, EV Traditional Oregon Municipals Fund, EV Traditional South Carolina Municipals Fund, EV Traditional Tennessee Municipals Fund and EV Traditional Virginia Municipals Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares as follows:

                                                             AGGREGATE     NET ASSET
                                          CLASS A SHARES     VALUE OF      VALUE PER
FUND                                          ISSUED       SHARES ISSUED     SHARE
-------------------------------------------------------------------------------------
Alabama Fund                                   590,481     $  5,824,841       $9.86
Arkansas Fund                                  120,288        1,180,015        9.81
Georgia Fund                                   186,097        1,767,367        9.50
Kentucky Fund                                  143,269        1,387,318        9.68
Louisiana Fund                                 242,164        2,360,799        9.75
Maryland Fund                                  132,577        1,300,861        9.81
Missouri Fund                                  221,323        2,197,879        9.93
North Carolina Fund                          1,605,302       15,424,165        9.61
Oregon Fund                                     75,426          724,248        9.60
South Carolina Fund                            109,050        1,063,786        9.76
Tennessee Fund                                 250,960        2,445,040        9.74
Virginia Fund                                  150,372        1,446,129        9.62

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

                                                                 UNREALIZED APPRECIATION
FUND                                      ACQUIRED NET ASSETS         (DEPRECIATION)
-----------------------------------------------------------------------------------------
Alabama Fund                                   $ 5,824,841               $341,598
Arkansas Fund                                    1,180,015                 36,550
Georgia Fund                                     1,767,367                 36,495
Kentucky Fund                                    1,387,318                 (3,075)
Louisiana Fund                                   2,360,799                105,625
Maryland Fund                                    1,300,861                 20,996
Missouri Fund                                    2,197,879                106,055
North Carolina Fund                             15,424,165                648,298
Oregon Fund                                        724,248                (11,883)
South Carolina Fund                              1,063,786                 61,451
Tennessee Fund                                   2,445,040                 84,917
Virginia Fund                                    1,446,129                 81,920

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:

                                                                 CLASS A NET    CLASS B NET
                                                                 ASSET VALUE    ASSET VALUE
FUND                                      COMBINED NET ASSETS     PER SHARE      PER SHARE
--------------------------------------------------------------------------------------------
Alabama Fund                                  $101,979,281           $9.86         $10.85
Arkansas Fund                                   62,502,501            9.81          10.51
Georgia Fund                                    94,895,135            9.50          10.14
Kentucky Fund                                  122,763,591            9.68          10.41
Louisiana Fund                                  34,356,710            9.75          10.31
Maryland Fund                                  106,971,507            9.81          10.71
Missouri Fund                                   79,677,006            9.93          11.01
North Carolina Fund                            166,988,286            9.61          10.34
Oregon Fund                                    113,310,381            9.60          10.51
South Carolina Fund                             53,749,484            9.76          10.38
Tennessee Fund                                  54,157,115            9.74          10.58
Virginia Fund                                  161,049,047            9.62          10.63

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 1.7%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,500    Birmingham-Southern College, 5.35%,
                                  12/1/19                                   $   1,537,365
  ---------------------------------------------------------------------------------------
                                                                            $   1,537,365
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 0.5%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $    500    Puerto Rico Electric Power Authority,
                                  5.00%, 7/1/28                             $     490,535
  ---------------------------------------------------------------------------------------
                                                                            $     490,535
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 12.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    Fairfield City, (AMBAC), Prerefunded to
                                  6/1/02, 6.30%, 6/1/22                     $     275,248
  NR       BBB           2,000    Gadsen East Medical Clinic Board,
                                  (Baptist Hospital), Prerefunded to
                                  11/1/01, 7.80%, 11/1/21                       2,252,040
  Aaa      AAA           2,000    Huntsville, Health Care Facilities,
                                  (MBIA), Prerefunded to 6/1/04, 6.50%,
                                  6/1/13                                        2,282,420
  Aaa      AAA           5,000    Scottsboro, Water, Sewer and Gas,
                                  (AMBAC), Prerefunded to 6/1/04, 6.50%,
                                  12/1/14(1)                                    5,716,349
  Aaa      AAA           1,000    West Morgan-East Lawrence, Water
                                  Authority, (FSA), Prerefunded to
                                  8/15/04, 6.85%, 8/15/25                       1,164,800
  ---------------------------------------------------------------------------------------
                                                                            $  11,690,857
  ---------------------------------------------------------------------------------------
  General Obligations -- 0.3%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    650    Puerto Rico, Public Improvement, 0.00%,
                                  7/1/15                                    $     292,728
  ---------------------------------------------------------------------------------------
                                                                            $     292,728
  ---------------------------------------------------------------------------------------
  Hospital -- 12.9%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  3,000    Alexander City, Special Care, (Russell
                                  Hospital), 6.00%, 12/1/22                 $   3,079,830
  Baa3     BBB-          1,000    Baldwin County, (Thomas Hospital),
                                  6.75%, 4/1/21                                 1,083,710
  Baa2     NR            1,000    Cullman Medical Clinic Board, (Cullman
                                  Regional Medical Center), 6.50%, 2/15/23      1,059,790

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  A3       NR         $  3,550    Jasper Medical Clinic Board, (Walker
                                  Regional Medical Center), 6.375%, 7/1/18  $   3,735,558
  Baa3     BBB           2,000    Marshall County Healthcare Authority,
                                  (Boaz-Albertville Medical Center),
                                  7.00%, 1/1/20                                 2,195,140
  A        A-              745    Montgomery, Medical Clinic Board,
                                  (Jackson Hospital), 7.00%, 3/1/15               782,891
  ---------------------------------------------------------------------------------------
                                                                            $  11,936,919
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 11.4%
  ---------------------------------------------------------------------------------------
  Baa1     BBB        $  1,200    Courtland, (Champion International
                                  Corp.), 7.20%, 12/1/13                    $   1,312,092
  Baa1     BBB           2,000    Courtland, (Champion International
                                  Corp.), (AMT), 6.50%, 9/1/25                  2,138,700
  Baa1     BBB             550    Courtland, (Champion International
                                  Corp.), (AMT), 7.00%, 6/1/22                    591,707
  Baa3     BBB-          3,020    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               3,264,469
  A3       BBB+          1,000    Selma, Solid Waste Disposal,
                                  (International Paper), (AMT), 6.00%,
                                  12/1/17                                       1,036,850
  A2       A+            2,000    Tallahassee, (United Tech), 6.10%,
                                  8/1/14                                        2,220,140
  ---------------------------------------------------------------------------------------
                                                                            $  10,563,958
  ---------------------------------------------------------------------------------------
  Insured-Education -- 11.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Alabama Agricultural and Mechanical
                                  University, (MBIA), 5.00%, 11/1/25        $   1,975,180
  Aaa      AAA             750    Alabama State Board of Education
                                  Revenue, (Southern Union State Community
                                  College), (MBIA), 5.00%, 7/1/18                 745,815
  Aaa      AAA           1,330    Alabama State Board of Education,
                                  (AMBAC), 5.25%, 9/1/17                        1,352,025
  Aaa      AAA           1,500    University of Alabama, Student Housing,
                                  (MBIA), 5.00%, 6/1/16                         1,505,775
  Aaa      AAA           7,500    University of South Alabama, (AMBAC),
                                  0.00%, 11/15/16(2)                            3,062,025

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    University of South Alabama, (AMBAC),
                                  5.00%, 11/15/15                           $   1,517,010
  ---------------------------------------------------------------------------------------
                                                                            $  10,157,830
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Columbia, (Alabama Power), (AMBAC),
                                  6.50%, 9/1/23                             $   2,071,740
  Aaa      AAA             250    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(3)        289,375
  ---------------------------------------------------------------------------------------
                                                                            $   2,361,115
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 10.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Daphne, (AMBAC), 5.125%, 4/1/17           $     507,140
  Aaa      AAA           1,000    Greenville, (AMBAC), 5.25%, 12/1/21           1,011,730
  Aaa      AAA           2,000    Madison, Warrants (MBIA), 5.00%, 9/1/27       1,974,540
  Aaa      AAA           3,250    Madison, Warrants, (MBIA), 6.00%, 2/1/24      3,620,273
  Aaa      AAA           4,000    Mobile, (MBIA), 0.00%, 8/15/20                1,282,880
  Aaa      AAA             500    North Port, (AMBAC), 5.70%, 3/1/21              532,875
  Aaa      AAA             500    Troy City, (CAPG), 6.60%, 6/1/12                554,595
  ---------------------------------------------------------------------------------------
                                                                            $   9,484,033
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 4.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Anniston Regional Medical Center Board,
                                  (AMBAC), 5.125%, 6/1/28                   $   1,976,520
  Aaa      AAA           1,810    Bessemer, Medical Clinic Board, (MBIA),
                                  6.00%, 5/15/19                                1,968,484
  ---------------------------------------------------------------------------------------
                                                                            $   3,945,004
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Miscellaneous -- 6.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,500    Alabama State Docks Department, (MBIA),
                                  (AMT), 6.30%, 10/1/21                     $   4,992,569
  Aaa      AAA           1,825    Birmingham Jefferson, Civic Center
                                  Authority, (MBIA), 0.00%, 9/1/18                675,323
  ---------------------------------------------------------------------------------------
                                                                            $   5,667,892
  ---------------------------------------------------------------------------------------
  Insured-Pooled Loans -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Alabama Water Pollution Control
                                  Authority, (AMBAC), 4.75%, 8/15/18        $     963,670
  ---------------------------------------------------------------------------------------
                                                                            $     963,670
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    Huntsville, Solid Waste Disposal,
                                  (FGIC), (AMT), 7.00%, 10/1/08             $     267,365
  Aaa      AAA           4,000    Huntsville, Solid Waste Disposal,
                                  (FGIC), (AMT), 7.00%, 10/1/14                 4,274,399
  ---------------------------------------------------------------------------------------
                                                                            $   4,541,764
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Huntsville-Madison County Airport,
                                  (AMT), (MBIA), 5.40%, 7/1/19              $   1,018,970
  Aaa      AAA           2,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/16               868,020
  ---------------------------------------------------------------------------------------
                                                                            $   1,886,990
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,050    Bessemer, Water, (AMBAC), 5.75%, 7/1/26   $   2,196,268
  Aaa      AAA           1,000    Limestone County Water and Sewer
                                  Authority, (AMBAC), 5.00%, 12/1/24              987,790
  Aaa      AAA           3,075    Prichard Water and Sewer, (AMBAC),
                                  6.125%, 11/15/14                              3,433,945
  ---------------------------------------------------------------------------------------
                                                                            $   6,618,003
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.6%
  ---------------------------------------------------------------------------------------
  NR       BBB        $    500    Puerto Rico, (Guaynabo Municipal
                                  Government Center Lease), 5.625%, 7/1/22  $     515,350
  ---------------------------------------------------------------------------------------
                                                                            $     515,350
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 0.1%
  ---------------------------------------------------------------------------------------
  A        A          $    100    Tennessee Valley, Exhibit Commission,
                                  6.70%, 6/1/10                             $     109,653
  ---------------------------------------------------------------------------------------
                                                                            $     109,653
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.1%
  ---------------------------------------------------------------------------------------
  NR       NR         $    325    Fairhope Midtown Medical Clinic Board,
                                  (Beverly Enterprises), 6.375%, 6/1/09     $     326,034
  NR       NR              670    Mobile, Midtown Medical Clinic Board,
                                  (Beverly Enterprises), 7.00%, 4/1/07            677,705
  ---------------------------------------------------------------------------------------
                                                                            $   1,003,739
  ---------------------------------------------------------------------------------------
  Transportation -- 4.0%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  1,000    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                  $     949,700
  Baa1     A-              800    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/22                        786,424
  Baa1     A             2,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                      1,951,140
  ---------------------------------------------------------------------------------------
                                                                            $   3,687,264
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 5.7%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  4,000    Birmingham, Water and Sewer Revenue,
                                  4.75%, 1/1/29                             $   3,748,479
  NR       NR            1,500    Moulton City, Water, 6.30%, 1/1/18            1,555,770
  ---------------------------------------------------------------------------------------
                                                                            $   5,304,249
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $85,855,302)                                          $  92,758,918
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 59.4% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 28.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  When-issued security.
(3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 6.5%
  ---------------------------------------------------------------------------------------
  NR       A+         $  2,750    Conway, Public Facilities Board,
                                  (Hendrix College), 6.00%, 10/1/26         $   2,929,959
  A1       NR              500    University of Arkansas, 5.00%, 9/1/17           504,310
  A1       NR              250    University of Arkansas, 5.00%, 12/1/18          247,965
  ---------------------------------------------------------------------------------------
                                                                            $   3,682,234
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.7%
  ---------------------------------------------------------------------------------------
  Baa2     BBB+       $    550    Jefferson, Pollution Control, (Arkansas
                                  Power and Light), 6.30%, 6/1/18           $     586,938
  Baa2     BBB+            500    Pope County, Pollution Control,
                                  (Arkansas Power and Light), 6.30%,
                                  12/1/16                                         534,660
  Baa1     BBB+          1,000    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   401,940
  ---------------------------------------------------------------------------------------
                                                                            $   1,523,538
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Harrison, Residential Housing Facility
                                  Board, Single Family Mortgage, (FGIC),
                                  Escrowed to Maturity, 7.40%, 9/1/11       $     635,650
  ---------------------------------------------------------------------------------------
                                                                            $     635,650
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.1%
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  2,750    Arkansas State College Savings, 0.00%,
                                  6/1/14                                    $   1,319,368
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/16                      213,725
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/18                      190,150
  ---------------------------------------------------------------------------------------
                                                                            $   1,723,243
  ---------------------------------------------------------------------------------------
  Hospital -- 13.1%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $    700    Baxter, Hospital Improvement, 7.25%,
                                  9/1/07                                    $     760,053
  Baa1     NR              750    Baxter, Hospital Improvement, 7.50%,
                                  9/1/21                                          818,153

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       A+         $    550    Little Rock, Health Facilities Board,
                                  (Baptist Medical Center), 5.50%, 9/1/15   $     572,171
  NR       A+            1,125    Little Rock, Health Facilities Board,
                                  (Baptist Medical Center), 6.80%, 11/1/05      1,302,199
  NR       BBB           1,500    Paragould, Hospital, 6.375%, 10/1/17          1,597,335
  NR       A-            2,250    Pulaski County, (Children's Hospital),
                                  6.20%, 3/1/22                                 2,366,798
  ---------------------------------------------------------------------------------------
                                                                            $   7,416,709
  ---------------------------------------------------------------------------------------
  Housing -- 13.3%
  ---------------------------------------------------------------------------------------
  A        NR         $  3,000    Arkansas Development Finance Authority,
                                  0.00%, 12/1/11                            $   1,209,600
  NR       NR              500    Arkansas Development Finance Authority,
                                  MFMR, (Park Apartments), (AMT), 5.95%,
                                  12/1/28                                         497,185
  NR       AAA           1,135    Arkansas Development Finance Authority,
                                  Single Family Mortgage, (GNMA), (AMT),
                                  5.80%, 6/1/25                                 1,166,156
  NR       AAA             990    Arkansas Development Finance Authority,
                                  Single Family Mortgage, (GNMA), (AMT),
                                  7.45%, 1/1/27                                 1,097,633
  NR       AAA           3,270    Arkansas Development Finance Authority,
                                  Single Family Mortgage, (GNMA/FNMA),
                                  (AMT), 6.70%, 7/1/27                          3,529,375
  ---------------------------------------------------------------------------------------
                                                                            $   7,499,949
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 15.8%
  ---------------------------------------------------------------------------------------
  NR       A-         $    750    Arkansas Development Finance Authority,
                                  Economic Development, (AMT), 6.00%,
                                  10/1/11                                   $     790,560
  Baa2     A             2,350    Baxter, (Aeroquip Corp.), 5.80%,
                                  10/1/13(1)                                    2,558,304
  A1       AA-           2,500    Blytheville, Solid Waste Recycling and
                                  Sewer Treatment, (Nucor Corp.), (AMT),
                                  6.90%, 12/1/21(1)                             2,683,925
  A1       A+            1,000    Jonesboro, (Anheuser-Busch), 6.50%,
                                  11/15/12                                      1,094,590
  Baa2     NR            1,000    Little River County, (Georgia-Pacific
                                  Corp.), (AMT), 5.60%, 10/1/26                   995,070

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A3       BBB+       $    775    Pine Bluff, Solid Waste Disposal,
                                  (International Paper), (AMT), 5.55%,
                                  10/1/17                                   $     784,548
  ---------------------------------------------------------------------------------------
                                                                            $   8,906,997
  ---------------------------------------------------------------------------------------
  Insured-Education -- 3.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,625    Arkansas State University Revenue
                                  Housing System, (AMBAC), 5.05%,
                                  3/1/24(2)                                 $   1,621,555
  Aaa      AAA             500    University of Central Arkansas, (AMBAC),
                                  6.125%, 4/1/26                                  553,745
  ---------------------------------------------------------------------------------------
                                                                            $   2,175,300
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 6.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    North Little Rock, Electric System,
                                  (MBIA), 6.50%, 7/1/10                     $     297,100
  Aaa      AAA           2,390    North Little Rock, Electric System,
                                  (MBIA), 6.50%, 7/1/15                         2,860,064
  Aaa      AAA             450    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(3)        520,875
  ---------------------------------------------------------------------------------------
                                                                            $   3,678,039
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Arkansas State College Savings, (FGIC),
                                  0.00%, 6/1/17                             $     200,370
  ---------------------------------------------------------------------------------------
                                                                            $     200,370
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 6.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,610    Jonesboro, Residential Housing and
                                  Health Care Facilities Board Hospital,
                                  (Saint Bernard Regional Medical Center),
                                  (AMBAC), 5.90%, 7/1/16                    $   2,819,765
  Aaa      AAA             400    Saline County, Retirement Housing and
                                  Healthcare Facilities Board, (Evan
                                  Lutheran Good Samaritan), (AMBAC),
                                  5.80%, 5/1/11                                   434,200
  Aaa      AAA             500    Saline County, Retirement Housing and
                                  Healthcare Facilities Board, (Evan
                                  Lutheran Good Samaritan), (AMBAC),
                                  6.00%, 6/1/18                                   543,855
  ---------------------------------------------------------------------------------------
                                                                            $   3,797,820
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 5.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,250    Arkansas Development Finance Authority,
                                  Wastewater System, (MBIA), 5.00%, 6/1/15  $   1,262,413
  Aaa      AAA           1,250    Arkansas Development Finance Authority,
                                  Wastewater System, (MBIA), 5.40%,
                                  12/1/15                                       1,291,700
  Aaa      NR              500    Texarkana, Water and Sewer, (FGIC),
                                  5.40%, 9/1/15                                   521,505
  ---------------------------------------------------------------------------------------
                                                                            $   3,075,618
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.5%
  ---------------------------------------------------------------------------------------
  NR       BBB        $    250    Puerto Rico, (Guaynabo Municipal
                                  Government Center Lease), 5.625%, 7/1/22  $     257,675
  ---------------------------------------------------------------------------------------
                                                                            $     257,675
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.9%
  ---------------------------------------------------------------------------------------
  NR       A          $  1,000    Little Rock, Health Facilities Board,
                                  (Baptist Medical Center-Parkway
                                  Village), 7.00%, 10/1/17                  $   1,082,990
  ---------------------------------------------------------------------------------------
                                                                            $   1,082,990
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 4.9%
  ---------------------------------------------------------------------------------------
  A2       NR         $  1,000    Arkansas State Student Loan Authority,
                                  (AMT), 5.60%, 6/1/14                      $   1,016,570
  A        NR            1,000    Arkansas State Student Loan Authority,
                                  (AMT), 6.25%, 6/1/10                          1,044,010
  A        NR              610    Arkansas State Student Loan Authority,
                                  (AMT), 7.25%, 6/1/09                            711,974
  ---------------------------------------------------------------------------------------
                                                                            $   2,772,554
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 4.9%
  ---------------------------------------------------------------------------------------
  A        NR         $  2,000    Little Rock, Hotel and Restaurant Gross
                                  Receipts Tax, 7.375%, 8/1/15              $   2,511,040
  NR       AAA             250    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(3)(4)          248,438
  ---------------------------------------------------------------------------------------
                                                                            $   2,759,478
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Transportation -- 2.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $    750    Northwest Arkansas Regional Airport
                                  Authority, (AMT), 7.625%, 2/1/27          $     865,050
  Baa1     A               250    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                        247,685
  ---------------------------------------------------------------------------------------
                                                                            $   1,112,735
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 7.2%
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,000    Arkansas Development Finance Authority,
                                  (Waste Water System Revenue), 5.00%,
                                  6/1/22                                    $     998,010
  A1       NR            1,500    Little Rock, Sewer, 5.50%, 8/1/14             1,535,145
  NR       NR            1,500    South Sebastian County, Water Users
                                  Association, 6.15%, 6/1/23                    1,543,860
  ---------------------------------------------------------------------------------------
                                                                            $   4,077,015
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $52,365,476)                                          $  56,377,914
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 24.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 10.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  When-issued security.
(3)  Security has been issued as an inverse floater bond.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $248,438 or 0.5% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 12.4%
  ---------------------------------------------------------------------------------------
  A1       A          $  2,000    Burke County Development Authority
                                  Pollution Control (Georgia Power),
                                  6.375%, 8/1/24                            $   2,050,820
  A3       A             1,000    Georgia Municipal Electric Power
                                  Authority, 0.00%, 1/1/12                        507,350
  A3       A             2,000    Georgia Municipal Electric Power
                                  Authority, 8.25%, 1/1/11                      2,651,080
  A1       AA-           1,000    Monroe County, Development Authority
                                  Pollution Control, (Gulf Power Scherer),
                                  6.30%, 9/1/24                                 1,026,850
  A3       A             2,000    Monroe County, Development Authority
                                  Pollution Control, (Ogelthorpe Power),
                                  6.55%, 1/1/06                                 2,258,640
  A3       A             1,000    Monroe County, Development Authority
                                  Pollution Control, (Ogelthorpe Power),
                                  6.80%, 1/1/12                                 1,200,840
  Baa1     BBB+            665    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   267,290
  ---------------------------------------------------------------------------------------
                                                                            $   9,962,870
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 7.6%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $  2,000    Fulco County, Georgia Baptist Health,
                                  Prerefunded to 9/1/02, 6.375%, 9/1/22     $   2,210,980
  NR       AAA             500    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(1)(2)          585,535
  A3       NR            3,000    Savannah, (Saint Josephs Hospital),
                                  Prerefunded to 7/1/03, 6.20%, 7/1/23          3,331,020
  ---------------------------------------------------------------------------------------
                                                                            $   6,127,535
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.3%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $    300    Alpharetta, 6.50%, 5/1/10                 $     355,728
  Aaa      AAA             500    Georgia State, 6.30%, 3/1/08                    580,680
  A2       A               450    Paulding County School District, 6.625%,
                                  2/1/08                                          530,366
  Baa1     A             1,000    Puerto Rico Aqueduct and Sewer
                                  Authority, 6.25%, 7/1/12                      1,163,690
  ---------------------------------------------------------------------------------------
                                                                            $   2,630,464
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Hospital -- 4.6%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,000    Baldwin County Hospital Authority,
                                  (Oconee Regional Medical Center),
                                  5.375%, 12/1/28                           $     960,500
  NR       NR              800    Forsyth County, Hospital Authority
                                  Revenue, (Georgia Baptist Health Care
                                  System), 6.375%, 10/1/28                        780,712
  NR       BBB           1,785    Toombs County Hospital Authority, (Dr.
                                  John M. Meadows Memorial), 7.00%,
                                  12/1/17                                       1,921,196
  ---------------------------------------------------------------------------------------
                                                                            $   3,662,408
  ---------------------------------------------------------------------------------------
  Housing -- 5.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $    875    Atlanta Urban Residential Finance
                                  Authority, (New Community John Hope),
                                  7.25%, 6/1/07                             $     882,420
  Aa2      AAA           2,000    Georgia Housing and Finance Authority,
                                  (AMT), 5.85%, 12/1/28                         2,089,260
  Aa       NR            1,450    Georgia Housing and Finance Authority,
                                  (AMT), 6.875%, 12/1/20                        1,536,986
  ---------------------------------------------------------------------------------------
                                                                            $   4,508,666
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 14.9%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $  1,000    Brunswick and Glynn County Development
                                  Authority, (Georgia-Pacific Corp.),
                                  5.55%, 3/1/26                             $     998,600
  Baa2     BBB             500    Camden County, Joint Development
                                  Authority, PCR, (Carbide Corp.), 5.00%,
                                  1/1/12                                          499,545
  A1       A+            1,000    Cartersville Development Authority,
                                  (Anheuser-Busch), (AMT), 6.125%, 5/1/27       1,084,450
  A1       A+            1,000    Cartersville Development Authority,
                                  (Anheuser-Busch), (AMT), 7.375%, 5/1/09       1,226,680
  Baa2     BBB-          1,500    Effingham County, Solid Waste Disposal,
                                  (Fort James), (AMT), 5.625%, 7/1/18           1,506,240
  Baa3     BBB-          1,750    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,891,663
  NR       A+              500    Savannah Economic Development Authority,
                                  (Hershey Foods), 6.60%, 6/1/12                  539,750

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A1       A-         $    750    Savannah Economic Development Authority,
                                  (Union Camp Corp.), 6.80%, 2/1/12         $     807,420
  NR       NR            1,190    Savannah EDA, (Intercat-Savannah, Inc.),
                                  (AMT), 9.00%, 1/1/15                          1,304,764
  NR       AA-           2,000    Vienna Water and Sewer, (Cargill),
                                  (AMT), 6.00%, 9/1/14                          2,127,960
  ---------------------------------------------------------------------------------------
                                                                            $  11,987,072
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Fulton County, Development Authority,
                                  (Georgia Technology Research Corp.),
                                  (MBIA), 5.00%, 9/1/27                     $     991,730
  ---------------------------------------------------------------------------------------
                                                                            $     991,730
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 7.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Georgia Municipal Electric Power
                                  Authority, (FGIC), 5.50%, 1/1/12          $   1,088,030
  Aaa      AAA             750    Georgia Municipal Electric Power
                                  Authority, (MBIA), 0.00%, 1/1/07                537,533
  Aaa      AAA           3,100    Georgia Municipal Electric Power
                                  Authority, (MBIA), 5.50%, 1/1/20              3,321,185
  Aaa      AAA             900    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(2)      1,041,750
  ---------------------------------------------------------------------------------------
                                                                            $   5,988,498
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 11.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Clarke County, Hospital Authority,
                                  (MBIA), 5.00%, 1/1/27                     $     977,150
  Aaa      AAA           1,500    Cobb County, Hospital Authority Revenue,
                                  (AMBAC), 4.75%, 4/1/26(3)                     1,426,455
  Aaa      AAA           2,225    Gainsville and Hall County, (North East
                                  Healthcare), (MBIA), 6.00%, 10/1/25           2,431,369
  Aaa      AAA           2,000    Medical Center Hospital Authority,
                                  Columbus Regional Healthcare, (MBIA),
                                  6.40%, 8/1/06                                 2,198,140

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Medical Center, Hospital Authority
                                  Floats, (MBIA), Variable Rate, 8/1/10(2)  $   1,768,125
  ---------------------------------------------------------------------------------------
                                                                            $   8,801,239
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    East Point Building Authority, (FGIC),
                                  6.00%, 2/1/10                             $   1,098,490
  ---------------------------------------------------------------------------------------
                                                                            $   1,098,490
  ---------------------------------------------------------------------------------------
  Insured-Pooled Loans -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    George L. Smith, (Georgia World Congress
                                  Center-Domed Stadium), (MBIA), (AMT),
                                  5.50%, 7/1/20(3)                          $   1,000,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,000,000
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 4.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Metropolitan Atlanta Rapid Transit
                                  Authority, (AMBAC), 6.25%, 7/1/11         $   1,172,110
  Aaa      AAA           1,000    Metropolitan Atlanta Rapid Transit
                                  Authority, (AMBAC), 6.25%, 7/1/20             1,173,730
  NR       AAA           1,000    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(1)(2)                                  1,009,400
  ---------------------------------------------------------------------------------------
                                                                            $   3,355,240
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    750    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/18         $     291,210
  ---------------------------------------------------------------------------------------
                                                                            $     291,210
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 13.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Cherokee County, Water and Sewer
                                  Authority, (FGIC), 4.75%, 8/1/28          $     953,510
  Aaa      AAA           1,975    Cherokee County, Water and Sewer
                                  Authority, (MBIA), 6.875%, 8/1/13             2,155,061

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Water and Sewer (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,500    Fulton County, Water and Sewer, (FGIC),
                                  4.75%, 1/1/28                             $   3,343,759
  Aaa      AAA           4,000    Henry County, Water and Sewer Authority,
                                  (AMBAC), 5.00%, 2/1/26(4)                     3,967,679
  ---------------------------------------------------------------------------------------
                                                                            $  10,420,009
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 1.8%
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  2,300    Fulton County, Building Authority,
                                  Judicial Center, 0.00%, 1/1/10            $   1,414,845
  ---------------------------------------------------------------------------------------
                                                                            $   1,414,845
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Atlanta, Downtown Development Authority,
                                  Childcare Facilities, (Central Atlanta
                                  Hospitality Childcare Inc.), 8.00%,
                                  1/1/26                                    $   1,109,900
  ---------------------------------------------------------------------------------------
                                                                            $   1,109,900
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,485    De Kalb County, Private Hospital
                                  Authority, (Atlanta, Inc.), 8.50%,
                                  3/1/25(4)                                 $   1,113,750
  ---------------------------------------------------------------------------------------
                                                                            $   1,113,750
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.3%
  ---------------------------------------------------------------------------------------
  A1       A+         $  1,000    Savannah Resource Recovery, (Savannah
                                  Energy Systems Co.), 6.30%, 12/1/06       $   1,069,320
  ---------------------------------------------------------------------------------------
                                                                            $   1,069,320
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     993,750
  ---------------------------------------------------------------------------------------
                                                                            $     993,750
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Transportation -- 4.6%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  3,750    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                  $   3,715,274
  ---------------------------------------------------------------------------------------
                                                                            $   3,715,274
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $74,051,935)                                          $  80,242,270
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 40.5% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.3% to 19.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $2,588,685 or 3.2% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.
(3)  When-issued security.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 3.2%
  ---------------------------------------------------------------------------------------
  Aa       NR         $  3,000    Kenton County, (Highland Terrace), FHA,
                                  6.95%, 12/1/26                            $   3,407,520
  ---------------------------------------------------------------------------------------
                                                                            $   3,407,520
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.8%
  ---------------------------------------------------------------------------------------
  Aa2      AA-        $  1,000    Muhlenburg County, (Kentucky Utilities
                                  Co.), 6.25%, 2/1/18                       $   1,071,490
  Baa1     BBB+          3,500    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                 1,406,790
  Baa1     BBB+            500    Puerto Rico Electric Power Authority,
                                  5.50%, 7/1/25                                   514,100
  ---------------------------------------------------------------------------------------
                                                                            $   2,992,380
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 7.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,000    Kentucky Development Finance Authority
                                  (Saint Luke's Hospital), (MBIA),
                                  Prerefunded to 10/1/01, 7.00%, 10/1/21    $   3,322,350
  Aaa      AAA           2,000    Louisville and Jefferson County,
                                  Metropolitan Sewer District, (AMBAC),
                                  Prerefunded to 11/15/04, 6.75%, 5/15/25       2,332,280
  Baa1     BBB+          1,250    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/04, 6.375%, 7/1/24         1,425,775
  Aaa      AAA             545    Russell, Health Systems, Prerefunded to
                                  7/1/06, 8.10%, 7/1/15                           690,897
  ---------------------------------------------------------------------------------------
                                                                            $   7,771,302
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.4%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  1,100    Louisville, 4.50%, 12/1/18                $   1,030,711
  Baa1     A             1,125    Puerto Rico, 0.00%, 7/1/17                      452,183
  ---------------------------------------------------------------------------------------
                                                                            $   1,482,894
  ---------------------------------------------------------------------------------------
  Hospital -- 0.5%
  ---------------------------------------------------------------------------------------
  Baa1     AAA        $    430    Russell, Health Systems, 8.10%, 7/1/15    $     516,916
  ---------------------------------------------------------------------------------------
                                                                            $     516,916
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Housing -- 7.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,420    Boone County, Multifamily Housing
                                  Mortgage, (Walnut Creek Apartments),
                                  FHA, 7.00%, 1/1/27                        $   1,499,634
  NR       NR            1,200    Florence, Housing Facilities, (Blue
                                  Grass Housing), 7.625%, 5/1/27                1,480,500
  Aaa      AAA           2,000    Kentucky Housing Corp., MFMR, 6.30%,
                                  1/1/28                                        2,133,000
  Aaa      AAA           2,000    Kentucky Housing Corp., SFMR, 6.25%,
                                  7/1/28                                        2,143,820
  Aaa      AAA             475    Kentucky Housing Corp., SFMR, FHA,
                                  (AMT), 7.45%, 1/1/23                            502,802
  ---------------------------------------------------------------------------------------
                                                                            $   7,759,756
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 24.1%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $  2,425    Ashland, Solid Waste Disposal, (Ashland
                                  Oil), (AMT), 7.125%, 2/1/22               $   2,736,613
  Baa1     BBB           2,355    Ashland, Solid Waste Disposal, (Ashland
                                  Oil), (AMT), 7.20%, 10/1/20                   2,526,986
  NR       NR            1,000    Elsmmere, (Courtaulds Pkg, Inc.), 6.75%,
                                  4/1/10                                        1,069,920
  NR       NR            3,075    Fulton County, Industrial Building,
                                  (Chic Jeans), (AMT), 7.50%, 2/1/10            3,115,898
  NR       NR            1,500    Hancock County, (Southwire Co.), (AMT),
                                  7.75%, 7/1/26                                 1,610,925
  NR       A-            2,370    Hancock County, Solid Waste Disposal,
                                  (Williamette Corp.), (AMT), 6.60%,
                                  5/1/26                                        2,619,608
  Baa2     BBB-          3,000    Henderson County, Solid Waste Disposal,
                                  (MacMillan Bloedel), (AMT), 7.00%,
                                  3/1/25                                        3,218,040
  Aa3      AA-           1,000    Jefferson County, Pollution Control,
                                  (E.I. du Pont de Nemours), 6.30%, 7/1/12      1,102,350
  NR       BB              985    Owensboro County, (KMart Corp.), 6.80%,
                                  12/1/07                                       1,053,201
  NR       NR            1,500    Perry County, Solid Waste Disposal, (TJI
                                  International), 6.80%, 5/1/26                 1,636,995
  NR       BB              915    Powderly, (KMart Corp.), 6.90%, 3/1/07          978,062

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $    500    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23           $     531,150
  A1       A             2,820    Wickliffe, Solid Waste Disposal,
                                  (Westvaco Corp.), (AMT), 6.375%, 4/1/26       3,064,973
  Baa3     NR              500    Winchester County, (Kroger Corp.),
                                  6.90%, 7/1/01                                   504,405
  ---------------------------------------------------------------------------------------
                                                                            $  25,769,126
  ---------------------------------------------------------------------------------------
  Insured-Education -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    700    Northern Kentucky University Educational
                                  Buildings, (AMBAC), 6.25%, 5/1/12         $     761,642
  ---------------------------------------------------------------------------------------
                                                                            $     761,642
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 1.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,600    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/16/15(1)                 $   1,728,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,728,000
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Puerto Rico Public Building Authority,
                                  (AMBAC), 5.00%, 7/1/27                    $   1,498,770
  ---------------------------------------------------------------------------------------
                                                                            $   1,498,770
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 10.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,500    Daviess County, (ODCH, Inc.), (MBIA),
                                  6.25%, 8/1/22                             $   2,724,325
  Aaa      AAA             500    Jefferson County, Health Facilities
                                  Authority, (University Medical Center),
                                  (MBIA), 5.25%, 7/1/22                           503,340
  Aaa      AAA           2,500    Jefferson County, Health Facilities,
                                  (Jewish Hospital), (AMBAC), 6.50%,
                                  5/1/15                                        2,722,925
  Aaa      AAA             750    Jefferson County, Health Facilities,
                                  (Jewish Hospital), (AMBAC), 6.55%,
                                  5/1/22                                          817,988
  Aaa      AAA           2,500    Jefferson County, Health Facilities,
                                  (MBIA), 5.125%, 10/1/27                       2,481,325

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Kentucky EDA, (Ashland Hospital Corp.),
                                  (FSA), 5.00%, 2/1/28                      $     982,690
  Aaa      AAA           1,000    Warren County, Hospital Facilities,
                                  (Bowling Green-Warren County Hospital),
                                  (FSA), 5.00%, 4/1/17                            988,810
  ---------------------------------------------------------------------------------------
                                                                            $  11,221,403
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 10.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Kenton County Airport, (FSA), (AMT),
                                  6.30%, 3/1/15                             $   1,072,530
  Aaa      AAA           3,550    Kenton County Airport, (MBIA), 6.30%,
                                  3/1/15                                        3,991,051
  Aaa      AAA           1,195    Kenton County Airport, (MBIA), (AMT),
                                  6.45%, 3/1/15                                 1,369,135
  Aaa      AAA           1,000    Kentucky EDA, (State Turnpike
                                  Revitalization), (FGIC), 0.00%, 7/1/10          616,450
  Aaa      AAA           1,300    Louisville and Jefferson County,
                                  Regional Airport Authority, (MBIA),
                                  (AMT), 5.00%, 7/1/25                          1,261,936
  Aaa      AAA           3,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/16             1,302,030
  Aaa      AAA           5,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/18             1,941,400
  ---------------------------------------------------------------------------------------
                                                                            $  11,554,532
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 7.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Kenton County, Water District
                                  Waterworks, (FGIC), 6.00%, 2/1/17         $   2,176,980
  Aaa      AAA             500    Lexington-Fayette County, Government
                                  Sewer System, (MBIA), 6.375%, 7/1/12            547,650
  Aaa      AAA           2,000    Louisville and Jefferson County,
                                  Metropolitan Sewer District and Drainage
                                  System Revenue, (FGIC), 4.75%, 5/15/28        1,901,380
  Aaa      AAA           3,415    Louisville and Jefferson County,
                                  Metropolitan Sewer District, (MBIA),
                                  6.25%, 5/15/26                                3,823,979
  ---------------------------------------------------------------------------------------
                                                                            $   8,449,989
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 11.4%
  ---------------------------------------------------------------------------------------
  A1       A+         $  4,990    Jefferson County, (Capital Projects
                                  Corp.), 0.00%, 8/15/15                    $   2,156,279
  A1       NR            1,000    Kenton County, (Public Properties
                                  Corp.), 5.00%, 3/1/29                           971,990
  NR       A+            1,030    Kentucky, League of Cities Funding
                                  Trust, Floating Indebtedness
                                  Certificates of Participation, 6.15%,
                                  8/1/13                                        1,124,863
  Aa       NR            2,000    Mount Sterling, Lease, 6.15%, 3/1/13          2,132,460
  Aa       NR            3,500    Mount Sterling, Lease, 6.20%, 3/1/18          3,706,465
  A        NR            2,000    Owensboro County, Airport Lease, 5.875%,
                                  6/1/15                                        2,115,020
  ---------------------------------------------------------------------------------------
                                                                            $  12,207,077
  ---------------------------------------------------------------------------------------
  Nursing Home -- 0.8%
  ---------------------------------------------------------------------------------------
  NR       NR         $    765    Jefferson County, Health Facilities,
                                  (Beverly Enterprises), 9.75%, 8/1/07      $     799,838
  ---------------------------------------------------------------------------------------
                                                                            $     799,838
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,200    Morgantown, Solid Waste Revenue, 7.45%,
                                  5/1/22                                    $   1,266,936
  ---------------------------------------------------------------------------------------
                                                                            $   1,266,936
  ---------------------------------------------------------------------------------------
  Transportation -- 6.4%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  3,400    Kenton County Airport, (Delta Airlines),
                                  (AMT), 6.125%, 2/1/22                     $   3,473,202
  Baa3     BBB-          1,500    Kenton County Airport, (Delta Airlines),
                                  (AMT), 7.125%, 2/1/21                         1,613,700
  Baa3     BBB-            250    Kenton County Airport, (Delta Airlines),
                                  (AMT), 7.50%, 2/1/12                            273,055
  Baa3     BBB-            500    Kenton County Airport, (Delta Airlines),
                                  (AMT), 7.50%, 2/1/20                            546,110
  Baa1     A             1,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                        975,570
  ---------------------------------------------------------------------------------------
                                                                            $   6,881,637
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 0.7%
  ---------------------------------------------------------------------------------------
  A        NR         $    650    Harden County, Water District, 6.50%,
                                  9/1/12                                    $     713,642
  ---------------------------------------------------------------------------------------
                                                                            $     713,642
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $98,349,521)                                          $ 106,783,360
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 38.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.9% to 20.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $  2,500    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                             $   1,004,850
  ---------------------------------------------------------------------------------------
                                                                            $   1,004,850
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,475    Jefferson Parish, Home Mortgage
                                  Authority, Single Family, (FGIC),
                                  Escrowed to Maturity, 0.00%, 5/1/17       $   1,003,068
  NR       AAA             250    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                                    292,768
  NR       AAA             300    Saint Tammany, Public Finance,
                                  (Christwood), Prerefunded to 5/15/05,
                                  9.00%, 11/15/25                                 393,753
  ---------------------------------------------------------------------------------------
                                                                            $   1,689,589
  ---------------------------------------------------------------------------------------
  Hospital -- 6.0%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,000    Lafourche Parish, Hospital Service
                                  District, 6.00%, 10/1/23                  $   1,025,900
  NR       BBB             730    Louisiana Public Facilities Authority,
                                  (General Health Systems), 6.80%, 11/1/16        802,453
  NR       NR              250    Saint Tammany Parish, Hospital Service
                                  District, 6.50%, 7/1/22                         275,380
  ---------------------------------------------------------------------------------------
                                                                            $   2,103,733
  ---------------------------------------------------------------------------------------
  Housing -- 18.5%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    300    Guam Housing Corp., Single Family,
                                  5.75%, 9/1/31                             $     323,763
  Aaa      NR              480    Louisiana HFA, Single Family, 6.375%,
                                  12/1/27                                         515,102
  Aaa      NR              575    Louisiana HFA, Single Family, (GNMA),
                                  (AMT), 6.30%, 12/1/27                           612,709
  Aaa      NR            1,000    Louisiana HFA, Single Family, (GNMA),
                                  (AMT), 8.00%, 3/1/25                          1,146,410
  Aaa      NR            2,000    Louisiana HFA, Single Family,
                                  (GNMA/FNMA), 0.00%, 6/1/27                      432,400
  Aaa      NR              580    Louisiana HFA, Single Family,
                                  (GNMA/FNMA), (AMT), 6.55%, 12/1/26              621,377
  NR       D             1,000    Louisiana Public Facilities Authority,
                                  Multifamily, (Windsor Housing), 6.25%,
                                  1/1/26                                          750,000

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,890    New Orleans Home Mortgage Authority,
                                  Single Family, (GNMA/ FNMA), (AMT),
                                  6.30%, 6/1/28                             $   2,038,761
  ---------------------------------------------------------------------------------------
                                                                            $   6,440,522
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 14.9%
  ---------------------------------------------------------------------------------------
  A3       BBB+       $  1,000    Bastrop, (International Paper Co.),
                                  (AMT), 6.60%, 3/1/19                      $   1,092,700
  Baa2     NR            1,000    East Baton Rouge Parish, (Georgia-
                                  Pacific Corp.), (AMT), 5.35%, 9/1/11            985,660
  A3       A             1,500    Louisiana Offshore Terminal Authority,
                                  Deepwater Port Revenue, (Loop, LLC),
                                  5.20%, 10/1/18                                1,499,010
  Aa2      AA            1,000    Saint Bernard Parish, (Mobil Oil),
                                  5.90%, 11/1/26                                1,082,100
  Aa3      NR              500    South Louisiana Port Commission,
                                  (Cargill, Inc.), 5.85%, 4/1/17                  535,230
  ---------------------------------------------------------------------------------------
                                                                            $   5,194,700
  ---------------------------------------------------------------------------------------
  Insured-Economic Development Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Louisiana Government Environmental
                                  Facilities and Community Development
                                  Authority Revenue, (Capital and
                                  Equipment Acquisition), (AMBAC), 4.50%,
                                  12/1/18                                   $     467,315
  ---------------------------------------------------------------------------------------
                                                                            $     467,315
  ---------------------------------------------------------------------------------------
  Insured-Education -- 5.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    450    Louisiana Public Facilities Authority,
                                  (Dillard University), (AMBAC), 5.00%,
                                  2/1/28                                    $     441,545
  Aaa      AAA             250    Louisiana Public Facilities Authority,
                                  (Tulane University), (MBIA), 5.00%,
                                  11/15/27                                        244,573
  Aaa      AAA           1,100    Louisiana State University, (FGIC),
                                  5.75%, 7/1/14                                 1,193,203
  ---------------------------------------------------------------------------------------
                                                                            $   1,879,321
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,750    Puerto Rico Electric Power Authority,
                                  (MBIA), (IBC), 0.00%, 7/1/17              $     717,378
  ---------------------------------------------------------------------------------------
                                                                            $     717,378
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 10.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,000    New Orleans, (AMBAC), 0.00%, 9/1/15       $   1,322,940
  Aaa      AAA           4,000    New Orleans, (AMBAC), 0.00%, 9/1/16           1,664,320
  Aaa      AAA           1,500    New Orleans, (AMBAC), 0.00%, 9/1/17             588,300
  ---------------------------------------------------------------------------------------
                                                                            $   3,575,560
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 6.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    100    Louisiana Public Facilities Authority,
                                  (MBIA), Variable Rate, 12/1/14(2)         $     115,250
  Aaa      AAA           1,500    Ouachita Parish, Glenwood Medical
                                  Center, (FSA), 5.75%, 5/15/21                 1,596,240
  Aaa      AAA             500    Terrebonne Parish, Hospital Service
                                  District No. 1, (Terrebonne General
                                  Medical Center), (AMBAC), 5.375%, 4/1/28        506,650
  ---------------------------------------------------------------------------------------
                                                                            $   2,218,140
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 0.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    270    East Baton Rouge Mortgage Finance
                                  Authority, Single Family, (MBIA),
                                  (GNMA/FNMA), 0.00%, 10/1/15               $      47,007
  ---------------------------------------------------------------------------------------
                                                                            $      47,007
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    345    Baton Rouge, Public Improvement, (FGIC),
                                  4.75%, 8/1/17                             $     334,074
  Aaa      AAA             500    Lafayette Parish, School District,
                                  (FGIC), 4.60%, 4/1/18                           473,845
  ---------------------------------------------------------------------------------------
                                                                            $     807,919
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 13.1%
  ---------------------------------------------------------------------------------------
  NR       NR         $    500    Louisiana HFA, (HCC Assisted Living
                                  Group 1), (AMT), 9.00%, 3/1/25            $     559,100
  NR       AAA             500    Louisiana HFA, (Saint Dominic Assisted
                                  Care Facility), (GNMA), 6.85%, 9/1/25           549,795
  NR       AAA           1,995    Louisiana HFA, (Saint Joseph's Manor
                                  Retirement Center), (GNMA), 7.80%,
                                  12/1/35                                       2,230,748

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Senior Living / Life Care (continued)
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,150    Louisiana Public Facilities Authority,
                                  (Glen Retirement System), 6.70%, 12/1/25  $   1,240,850
  ---------------------------------------------------------------------------------------
                                                                            $   4,580,493
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    500    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     496,875
  ---------------------------------------------------------------------------------------
                                                                            $     496,875
  ---------------------------------------------------------------------------------------
  Transportation -- 10.4%
  ---------------------------------------------------------------------------------------
  A        A-         $    500    Mississippi River Bridge Authority,
                                  Bridge Revenue, 6.75%, 11/1/12            $     553,325
  Baa1     A             1,700    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                      1,614,490
  Baa1     A             1,500    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                      1,463,355
  ---------------------------------------------------------------------------------------
                                                                            $   3,631,170
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $32,923,087)                                          $  34,854,572
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 31.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.2% to 15.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $789,643 or 2.2% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,250    Maryland Energy Cogeneration, (AES
                                  Warrior Run), (AMT), 7.40%, 9/1/19        $   1,325,175
  ---------------------------------------------------------------------------------------
                                                                            $   1,325,175
  ---------------------------------------------------------------------------------------
  Education -- 2.3%
  ---------------------------------------------------------------------------------------
  NR       BBB+       $  1,500    Annapolis, EDA, (Saint Johns College),
                                  5.50%, 10/1/23                            $   1,517,190
  NR       BBB             500    Montgomery County, EDA, (Bullis School),
                                  5.60%, 11/1/18                                  513,300
  NR       BBB             350    Montgomery County, EDA, (Bullis School),
                                  5.60%, 11/1/22                                  358,775
  ---------------------------------------------------------------------------------------
                                                                            $   2,389,265
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.9%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,500    Calvert, Pollution Control Revenue,
                                  (Baltimore Gas and Electric Co.), 5.55%,
                                  7/15/14                                   $   1,587,825
  NR       BBB           2,000    Guam Power Authority, 5.25%, 10/1/13          2,023,780
  NR       BBB             750    Guam Power Authority, 6.625%, 10/1/14           839,933
  A1       A             2,225    Prince George's County, Pollution
                                  Control Revenue, (Potomac Electric),
                                  6.375%, 1/15/23                               2,432,504
  Baa1     BBB+          2,250    Puerto Rico Electric Power Authority,
                                  5.00%, 7/1/28                                 2,207,408
  ---------------------------------------------------------------------------------------
                                                                            $   9,091,450
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 8.0%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,125    Baltimore, SFMR, (Inner Harbor),
                                  Escrowed to Maturity, 8.00%, 12/1/10      $   1,488,759
  Aaa      BBB-          1,250    Maryland HEFA, (Howard County General
                                  Hospital), Escrowed to Maturity, 5.50%,
                                  7/1/25                                        1,316,388
  A3       NR            2,500    Maryland HEFA, (Union Hospital of
                                  Cecil), Prerefunded to 7/1/02, 6.70%,
                                  7/1/22                                        2,780,250
  Aaa      AAA             500    Maryland HEFA, (University of Maryland),
                                  (FGIC), Prerefunded to 7/1/01, 6.50%,
                                  7/1/21                                          534,830

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,365    Maryland HEFA, (Washington Community
                                  Hospital), (AMBAC), Prerefunded to
                                  7/1/02, 6.375%, 7/1/22                    $   1,507,820
  Aa1      AA              500    Washington, Suburban Sanitary District,
                                  Prerefunded to 6/1/02, 6.20%, 6/1/11            547,995
  ---------------------------------------------------------------------------------------
                                                                            $   8,176,042
  ---------------------------------------------------------------------------------------
  General Obligations -- 2.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    350    Howard County, 4.75%, 2/15/27             $     335,115
  Baa1     A               600    Puerto Rico, 0.00%, 7/1/16                      256,470
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/18                      190,150
  Baa1     A             1,000    Puerto Rico, 4.50%, 7/1/23                      920,080
  Aa1      AA              500    Washington, Suburban Sanitary District,
                                  5.625%, 6/1/21                                  525,790
  Aa       NR              190    Worcester, Sanitary District, 6.55%,
                                  8/15/17                                         209,348
  ---------------------------------------------------------------------------------------
                                                                            $   2,436,953
  ---------------------------------------------------------------------------------------
  Hospital -- 10.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $    475    Berlin, (Atlantic General Hospital),
                                  8.375%, 6/1/22                            $     511,661
  A2       NR            1,200    Maryland HEFA, (Calvert Memorial
                                  Hospital), 5.00%, 7/1/28                      1,164,000
  A1       NR            1,175    Maryland HEFA, (Good Samaritan
                                  Hospital), 5.75%, 7/1/19                      1,270,727
  Baa2     NR            1,000    Maryland HEFA, (Kennedy Krieger Issue),
                                  5.125%, 7/1/22                                  956,020
  A        NR            3,000    Prince George's County, (Dimensions
                                  Health), 5.30%, 7/1/24                        2,908,290
  NR       NR            1,355    Prince George's County, (Greater
                                  SouthEast Healthcare System), 6.375%,
                                  1/1/13                                          907,850
  NR       NR            3,800    Prince George's County, (Greater
                                  SouthEast Healthcare System), 6.375%,
                                  1/1/23                                        2,546,000
  ---------------------------------------------------------------------------------------
                                                                            $  10,264,548
  ---------------------------------------------------------------------------------------
  Housing -- 12.6%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    600    Harford County, Multifamily, (Perkins
                                  Place), (FNMA), 5.00%, 9/1/28             $     605,802

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa2      NR         $  1,000    Maryland Community Development
                                  Administration Multifamily, FHA, (AMT),
                                  6.70%, 5/15/36                            $   1,088,250
  Aa       NR            3,000    Maryland Community Development
                                  Administration Single Family, (AMT),
                                  6.75%, 4/1/26                                 3,221,130
  Aa2      NR              855    Maryland Community Development
                                  Administration Single Family, (AMT),
                                  6.80%, 4/1/22                                   913,140
  Aa2      NR              745    Maryland Community Development
                                  Administration Single Family, (AMT),
                                  6.80%, 4/1/24                                   795,660
  Aa2      NR            1,000    Montgomery County, Housing Opportunities
                                  Commission, SFMR, 0.00%, 7/1/28                 206,220
  Aa2      NR            3,525    Montgomery County, Housing Opportunities
                                  Commission, SFMR, (AMT), 6.05%, 7/1/27        3,741,857
  NR       AAA           2,160    Prince George's County, Housing
                                  Authority, (Langely Gardens), (AMT),
                                  5.875%, 2/20/39                               2,269,598
  ---------------------------------------------------------------------------------------
                                                                            $  12,841,657
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 7.3%
  ---------------------------------------------------------------------------------------
  A1       A          $  1,350    Allegany, Pollution Control Revenue,
                                  (Westvaco Corp.), 6.20%, 1/1/08           $   1,501,025
  Aa3      AA-           2,000    Baltimore, Port Facilities,
                                  (Consolidated Coal Sales Co. - E.I. du
                                  Pont de Nemours), 6.50%, 12/1/10              2,206,280
  Aa3      AA-           2,000    Baltimore, Port Facilities,
                                  (Consolidated Coal Sales Co. - E.I. du
                                  Pont de Nemours), 6.50%, 10/1/11(1)           2,193,560
  NR       AA-           1,425    Frederick, EDA, (Cargill, Inc.), 6.30%,
                                  11/1/09                                       1,570,079
  ---------------------------------------------------------------------------------------
                                                                            $   7,470,944
  ---------------------------------------------------------------------------------------
  Insured-Education -- 6.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    460    Maryland HEFA, (College Of Notre Dame),
                                  (MBIA), 5.30%, 10/1/18                    $     487,471
  Aaa      AAA           4,600    Maryland HEFA, (Loyola College), (MBIA),
                                  5.375%, 10/1/26(1)                            4,745,911

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,200    Morgan State University, Maryland
                                  Academic and Facilities, (MBIA), 6.10%,
                                  7/1/20                                    $   1,391,844
  ---------------------------------------------------------------------------------------
                                                                            $   6,625,226
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,700    Montgomery County, Pollution Control
                                  Revenue, (Potomac Electric Power Co.),
                                  (MBIA), 5.375%, 2/15/24                   $   1,740,613
  Aaa      AAA             250    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(2)        289,375
  Aaa      AAA           1,000    Puerto Rico Electric Power Authority,
                                  (FSA), 4.75%, 7/1/21                            969,790
  ---------------------------------------------------------------------------------------
                                                                            $   2,999,778
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 10.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    350    Calvert County, EDA, (Asbury - Solomons
                                  Facility), (MBIA), 5.00%, 1/1/27          $     348,152
  Aaa      AAA           3,000    Maryland HEFA, (Helix Health Issue),
                                  (AMBAC), 5.00%, 7/1/27                        3,006,240
  Aaa      AAA           3,740    Maryland HEFA, (Johns Hopkins
                                  Medicine-Howard County General Hospital
                                  Acquisition), (MBIA), 5.00%, 7/1/29           3,719,505
  Aaa      AAA           3,150    Puerto Rico ITEM & EC, (Auxilio Mutuo
                                  Obligated Group), (MBIA), 6.25%, 7/1/24       3,526,551
  ---------------------------------------------------------------------------------------
                                                                            $  10,600,448
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 0.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Prince George's County, (Keystone
                                  Apartments), FHA, (MBIA), 6.80%, 7/1/25   $     532,255
  ---------------------------------------------------------------------------------------
                                                                            $     532,255
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 3.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Baltimore, COPS, (AMBAC), 4.75%, 10/1/18  $     975,660
  Aaa      AAA           1,000    Maryland Stadium Authority, (AMBAC),
                                  5.60%, 3/1/14                                 1,068,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Lease Revenue / Certificates of Participation (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,300    Maryland Stadium Authority, (AMBAC),
                                  5.80%, 3/1/26                             $   1,395,186
  ---------------------------------------------------------------------------------------
                                                                            $   3,439,096
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 1.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Maryland HEFA, (Medlantic/Helix Issue),
                                  (AMBAC), 4.75%, 8/15/28                   $     965,390
  Aaa      AAA             500    Maryland HEFA, (Medlantic/Helix Issue),
                                  (AMBAC), 5.25%, 8/15/38                         522,230
  ---------------------------------------------------------------------------------------
                                                                            $   1,487,620
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 5.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    NE Maryland Solid Waste Disposal,
                                  (MBIA), (AMT), 6.30%, 7/1/16              $   5,489,049
  ---------------------------------------------------------------------------------------
                                                                            $   5,489,049
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Baltimore, International Airport,
                                  (FGIC), (AMT), 6.25%, 7/1/14              $   2,202,620
  Aaa      AAA           1,750    Washington, D.C., Metro Area
                                  Transportation, (FGIC), 5.25%, 7/1/14         1,810,340
  ---------------------------------------------------------------------------------------
                                                                            $   4,012,960
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 6.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Baltimore, Wastewater, (FGIC), 5.00%,
                                  7/1/22                                    $   1,015,850
  Aaa      AAA           1,000    Baltimore, Wastewater, (FGIC), 5.50%,
                                  7/1/26                                        1,045,790
  Aaa      AAA           2,000    Baltimore, Wastewater, (MBIA), 5.65%,
                                  7/1/20                                        2,199,760
  Aaa      AAA           2,100    Baltimore, Water, (FGIC), 5.50%, 7/1/26       2,196,159
  ---------------------------------------------------------------------------------------
                                                                            $   6,457,559
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.9%
  ---------------------------------------------------------------------------------------
  NR       BBB+       $  2,000    Northeast Waste Disposal Authority,
                                  Resources Recovery Revenue, (Baltimore
                                  Resco Retrofit), (AMT), 4.75%, 1/1/12     $   1,932,300
  ---------------------------------------------------------------------------------------
                                                                            $   1,932,300
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Frederick County, Urbana Community
                                  Development Authority, 6.625%, 7/1/25     $   1,020,520
  ---------------------------------------------------------------------------------------
                                                                            $   1,020,520
  ---------------------------------------------------------------------------------------
  Transportation -- 2.4%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    500    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                  $     495,370
  Baa1     A             2,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                      1,951,140
  ---------------------------------------------------------------------------------------
                                                                            $   2,446,510
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 1.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  1,000    Maryland Water Quality Financing
                                  Administration Revolving Loan Fund,
                                  6.55%, 9/1/14                             $   1,097,550
  ---------------------------------------------------------------------------------------
                                                                            $   1,097,550
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $97,548,848)                                          $ 102,136,905
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 42.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 23.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,010    Guam Power Authority, 6.30%, 10/1/22      $   1,089,901
  ---------------------------------------------------------------------------------------
                                                                            $   1,089,901
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.6%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    875    Kansas City IDA, (Kingswood United
                                  Methodist Manor), Prerefunded to
                                  11/15/03, 9.00%, 11/15/13(1)              $   1,074,824
  Aaa      NR            1,000    Lake of The Ozarks, (Community Bridge
                                  Corp.), Prerefunded to 12/1/06, 6.40%,
                                  12/1/25(1)                                    1,173,090
  NR       BBB+          1,005    Missouri HEFA, (Lake of the Ozarks
                                  General Hospital), Prerefunded to
                                  2/15/06, 6.50%, 2/15/21                       1,162,082
  Aaa      AAA             575    Missouri HEFA, (Saint Louis Children's),
                                  (MBIA), Escrowed to Maturity, 0.00%,
                                  5/15/08                                         385,647
  Baa1     BBB+            750    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/04, 6.375%, 7/1/24           855,465
  NR       AAA             500    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(2)(3)          585,535
  NR       AAA           1,000    Saint Louis County, Mortgage Revenue,
                                  (GNMA), (AMT), Escrowed to Maturity,
                                  5.40%, 1/1/16                                 1,042,210
  Aaa      AAA             750    Saint Louis Water, (FGIC), Prerefunded
                                  to 7/1/04, 6.00%, 7/1/14                        841,193
  ---------------------------------------------------------------------------------------
                                                                            $   7,120,046
  ---------------------------------------------------------------------------------------
  Hospital -- 17.5%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  3,250    Missouri HEFA, (Barnes Jewish
                                  Christian), 5.25%, 5/15/14                $   3,401,027
  NR       A+            1,500    Missouri HEFA, (Childrens Mercy
                                  Hospital), 5.30%, 5/15/28                     1,496,550
  NR       BBB+          1,000    Missouri HEFA, (Freeman Health Systems),
                                  5.25%, 2/15/18                                  982,310

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Baa      NR         $  2,000    Missouri HEFA, (Jefferson Memorial
                                  Hospital), 6.00%, 8/15/23                 $   2,068,060
  Baa      NR            1,900    Missouri HEFA, (Jefferson Memorial
                                  Hospital), 6.80%, 5/15/25                     2,067,599
  NR       BBB+            495    Missouri HEFA, (Lake of the Ozarks
                                  General Hospital), 6.50%, 2/15/21               529,304
  NR       BBB+          1,250    Taney County IDA, (The Skaggs Community
                                  Hospital Association), 5.30%, 5/15/18         1,227,725
  NR       BBB-          1,250    West Plains IDA, (Ozarks Medical
                                  Center), 5.65%, 11/15/22                      1,243,413
  ---------------------------------------------------------------------------------------
                                                                            $  13,015,988
  ---------------------------------------------------------------------------------------
  Housing -- 3.2%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    810    Missouri Housing Development Authority,
                                  SFMR, (GNMA), 6.45%, 9/1/27               $     868,263
  NR       AAA             510    Missouri Housing Development Authority,
                                  SFMR, (GNMA), (AMT), 6.75%, 6/1/24              539,657
  NR       AAA             860    Missouri Housing Development Authority,
                                  SFMR, (GNMA), (AMT), 7.25%, 9/1/26              969,856
  ---------------------------------------------------------------------------------------
                                                                            $   2,377,776
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 12.6%
  ---------------------------------------------------------------------------------------
  NR       BB         $  1,035    Jefferson County, (Kmart Corp.), 6.40%,
                                  8/1/08(1)                                 $   1,089,120
  NR       NR            1,255    Kansas City IDA, (Airline Cargo
                                  Facilities), 8.50%, 1/1/17                    1,409,202
  A3       NR            1,200    Missouri Environmental Improvement and
                                  Energy Resources Authority, (American
                                  Cyanamid Company), 5.80%, 9/1/09              1,318,968
  Baa3     BBB-          1,500    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,621,425
  A1       A+            3,750    Saint Louis IDA, (Anheuser-Busch),
                                  (AMT), 5.875%, 11/1/26                        3,942,074
  ---------------------------------------------------------------------------------------
                                                                            $   9,380,789
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,750    Missouri HEFA, (St. Louis University
                                  High School), (AMBAC), 4.75%, 10/1/24(4)  $   1,678,600
  ---------------------------------------------------------------------------------------
                                                                            $   1,678,600
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 8.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,400    Missouri Environmental Improvement and
                                  Energy Resources Authority, (Union
                                  Electric), (AMBAC), (AMT), 5.45%,
                                  10/1/28                                   $   4,485,051
  Aaa      AAA             700    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(3)        810,250
  Aaa      AAA           1,000    Sikeston, Electric System, (MBIA),
                                  5.00%, 6/1/22                                   993,800
  ---------------------------------------------------------------------------------------
                                                                            $   6,289,101
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 1.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Puerto Rico, Variable Rate, (FSA),
                                  7/1/22(2)(3)                              $     572,500
  Aaa      AAA           2,000    Saint Charles County, (Francis Howell
                                  School District), (FGIC), 0.00%, 3/1/16         856,080
  ---------------------------------------------------------------------------------------
                                                                            $   1,428,580
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 11.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Jackson County, (Saint Joseph's Health
                                  System), (MBIA), 6.50%, 7/1/12            $   1,090,920
  Aaa      AAA             800    Jackson County, (Saint Joseph's Health
                                  System), (MBIA), 6.50%, 7/1/19                  874,056
  Aaa      AAA           1,500    Missouri HEFA, (Heartland Health),
                                  (AMBAC), 6.35%, 11/15/17                      1,647,855
  Aaa      AAA           9,500    Missouri HEFA, (Lester Cox Medical
                                  Center), (MBIA), 0.00%, 9/1/20                3,168,155
  Aaa      AAA           1,500    Missouri HEFA, (Lester Cox Medical
                                  Center), (MBIA), 5.35%, 6/1/10                1,613,655
  ---------------------------------------------------------------------------------------
                                                                            $   8,394,641
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 2.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    SCA, MFMR Receipts, Springfield, (FSA),
                                  7.10%, 1/1/30                             $   1,663,380
  ---------------------------------------------------------------------------------------
                                                                            $   1,663,380
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Saint Charles County, PFA, (FGIC),
                                  6.375%, 3/15/07                           $     545,285
  ---------------------------------------------------------------------------------------
                                                                            $     545,285
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(2)(3)                              $   1,009,400
  ---------------------------------------------------------------------------------------
                                                                            $   1,009,400
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    910    Saint Louis, Airport Revenue, (Lambert
                                  International Airport), (FGIC), 6.00%,
                                  7/1/14                                    $   1,027,044
  ---------------------------------------------------------------------------------------
                                                                            $   1,027,044
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 8.4%
  ---------------------------------------------------------------------------------------
  A1       A+         $  2,000    Missouri Regional Convention and Sports
                                  Complex Authority, 5.50%, 8/15/21         $   2,070,860
  A        A+            3,000    Saint Louis County, Regional Convention
                                  and Sports Complex Authority, 5.50%,
                                  8/15/13                                       3,136,740
  A        A+            1,000    Saint Louis County, Regional Convention
                                  and Sports Complex Authority, 5.75%,
                                  8/15/21                                       1,044,650
  ---------------------------------------------------------------------------------------
                                                                            $   6,252,250
  ---------------------------------------------------------------------------------------
  Nursing Home -- 3.7%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Kansas City IDA, (Beverly Enterprises),
                                  8.00%, 12/1/02                            $   1,068,430
  NR       NR              500    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 6.625%, 8/15/05             538,880

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Nursing Home (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 7.50%, 8/15/12        $   1,121,320
  ---------------------------------------------------------------------------------------
                                                                            $   2,728,630
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 3.8%
  ---------------------------------------------------------------------------------------
  A        NR         $  2,750    Missouri Higher Education Loan
                                  Authority, Student Loan, (AMT), 5.45%,
                                  2/15/09                                   $   2,840,640
  ---------------------------------------------------------------------------------------
                                                                            $   2,840,640
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 4.6%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $    300    Cass County, (Fox Springs Living
                                  Center), 7.375%, 10/1/22                  $     326,691
  NR       NR            1,000    Kansas City IDR, (Kingswood Manor),
                                  5.80%, 11/15/17                                 969,390
  NR       NR            2,000    Missouri HEFA, (Lutheran Senior
                                  Services), 6.375%, 2/1/27                     2,106,380
  ---------------------------------------------------------------------------------------
                                                                            $   3,402,461
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(2)(3)    $     993,750
  ---------------------------------------------------------------------------------------
                                                                            $     993,750
  ---------------------------------------------------------------------------------------
  Transportation -- 1.5%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  1,000    Puerto Rico Highway and Transportation
                                  Authority, 6.625%, 7/1/12                 $   1,088,130
  ---------------------------------------------------------------------------------------
                                                                            $   1,088,130
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Water and Sewer -- 2.6%
  ---------------------------------------------------------------------------------------
  Aa1      NR         $  1,000    Missouri Environmental Improvement and
                                  Energy Resources Authority, 0.00%,
                                  1/1/14                                    $     482,450
  Aa1      NR            1,250    Missouri Environmental Improvement and
                                  Energy Resources Authority, 7.20%,
                                  7/1/16(1)                                     1,429,388
  ---------------------------------------------------------------------------------------
                                                                            $   1,911,838
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $67,193,631)                                          $  74,238,230
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 32.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.1% to 12.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $3,161,185 or 4.2% of the Portfolio's net assets.
(3)  Security has been issued as an inverse floater bond.
(4)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 3.7%
  ---------------------------------------------------------------------------------------
  Aa1      AA+        $  1,000    North Carolina Educational Facilities
                                  Finance Agency, (Duke University),
                                  6.75%, 10/1/21                            $   1,090,790
  Aa2      AA            8,410    University of North Carolina at Chapel
                                  Hill, 0.00%, 8/1/17                           3,372,410
  Aa2      AA            2,500    University of North Carolina at Chapel
                                  Hill, 0.00%, 8/1/19                             897,075
  ---------------------------------------------------------------------------------------
                                                                            $   5,360,275
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 5.2%
  ---------------------------------------------------------------------------------------
  Baa1     BBB        $  5,000    North Carolina Municipal Power
                                  Authority, (Eastern Power), 6.125%,
                                  1/1/09                                    $   5,479,700
  Baa1     BBB+          2,000    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   803,880
  Baa1     BBB+          2,000    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   803,880
  Baa1     BBB+            365    Puerto Rico Electric Power Authority,
                                  7.125%, 7/1/14                                  375,559
  ---------------------------------------------------------------------------------------
                                                                            $   7,463,019
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 5.6%
  ---------------------------------------------------------------------------------------
  Aa3      NR         $    985    Durham County, Prerefunded to 12/1/01,
                                  6.75%, 12/1/11                            $   1,088,809
  NR       AA              825    Durham County, Prerefunded to 7/15/02,
                                  6.10%, 7/15/07                                  903,812
  Aaa      NR            2,500    Pitt County Memorial Hospital, Escrowed
                                  to Maturity, 5.25%, 12/1/21                   2,585,875
  Baa1     AAA             635    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/99, 7.125%, 7/1/14           653,631
  Aaa      AAA             150    Puerto Rico General Obligations,
                                  Prerefunded to 7/1/00, 7.30%, 7/1/20            161,027
  NR       AAA           1,000    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(1)(2)        1,171,070
  NR       NR            1,000    Virgin Islands Public Finance Authority,
                                  Prerefunded to 10/1/02, 7.25%, 10/1/18        1,139,850

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $    230    Virgin Islands Water and Power
                                  Authority, Prerefunded to 7/1/01, 7.40%,
                                  7/1/11                                    $     251,852
  ---------------------------------------------------------------------------------------
                                                                            $   7,955,926
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.5%
  ---------------------------------------------------------------------------------------
  A        A-         $    175    Eden, Water and Sewer Bonds, (AMT),
                                  6.75%, 6/1/08                             $     193,076
  Aaa      AAA           3,550    North Carolina Capital Improvements,
                                  4.75%, 2/1/12                                 3,651,992
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/17                      200,970
  Baa1     A             1,000    Puerto Rico Public Buildings Authority,
                                  5.25%, 7/1/21                                 1,005,080
  ---------------------------------------------------------------------------------------
                                                                            $   5,051,118
  ---------------------------------------------------------------------------------------
  Hospital -- 15.2%
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  2,090    Charlotte-Mecklenberg Hospital, 0.00%,
                                  1/1/06                                    $   1,572,328
  Aa3      AA            3,000    Charlotte-Mecklenberg Hospital, 5.125%,
                                  1/15/22                                       2,960,040
  Aa3      AA            2,000    Charlotte-Mecklenberg Hospital, 5.875%,
                                  1/15/26                                       2,157,840
  Baa3     NR            1,500    North Carolina Medical Care Commission,
                                  (Annie Penn Memorial Hospital), 5.375%,
                                  1/1/22                                        1,458,555
  Aa3      AA            3,400    North Carolina Medical Care Commission,
                                  (Duke University Hospital), 0.00%,
                                  6/1/09                                        2,129,318
  Aa3      AA            1,000    North Carolina Medical Care Commission,
                                  (Duke University Hospital), 5.25%,
                                  6/1/21                                        1,005,010
  A1       A+            1,000    North Carolina Medical Care Commission,
                                  (Gaston Health Care), 5.00%, 2/15/29            953,020
  Baa1     A               500    North Carolina Medical Care Commission,
                                  (Halifax Regional Medical Center),
                                  5.00%, 8/15/24                                  469,530
  Aa3      AA            2,000    North Carolina Medical Care Commission,
                                  (North Carolina Baptist Hospital),
                                  6.00%, 6/1/22                                 2,121,720
  Aa3      AA-           2,750    North Carolina Medical Care Commission,
                                  (Pitt County Memorial Hospital), 4.75%,
                                  12/1/28                                       2,545,840

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  1,700    North Carolina Medical Care Commission,
                                  (Presbyterian Health Services), 6.00%,
                                  10/1/24                                   $   1,861,806
  Aaa      NR            2,500    North Carolina Medical Care Commission,
                                  (Roanoke-Chowan Hospital), 7.75%,
                                  10/1/19                                       2,619,400
  ---------------------------------------------------------------------------------------
                                                                            $  21,854,407
  ---------------------------------------------------------------------------------------
  Housing -- 12.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,900    Charlotte Housing Authority, Double
                                  Oaks, FHA, (FNMA), 7.35%, 5/15/26         $   2,115,593
  NR       AAA           1,000    Guam Housing Corp., Single Family,
                                  5.75%, 9/1/31                                 1,079,210
  Aa2      AA            2,250    North Carolina HFA, MFMR, 6.70%, 1/1/26       2,441,993
  Aa2      AA            1,920    North Carolina HFA, MFMR, (AMT), 6.45%,
                                  9/1/27                                        2,059,526
  Aa       AA            1,235    North Carolina HFA, SFMR, (AMT), 6.20%,
                                  9/1/27                                        1,301,851
  Aa2      AA            1,500    North Carolina HFA, SFMR, (AMT), 6.30%,
                                  3/1/26                                        1,597,530
  Aa       AA            2,080    North Carolina HFA, SFMR, (AMT), 6.60%,
                                  9/1/26                                        2,223,520
  Aa2      AA            3,880    North Carolina HFA, SFMR, (AMT), 6.70%,
                                  9/1/26                                        4,149,505
  Aa       AA              705    North Carolina HFA, SFMR, (AMT), 7.05%,
                                  9/1/20                                          747,744
  ---------------------------------------------------------------------------------------
                                                                            $  17,716,472
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 14.6%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,015    Chatham County Industrial Facilities and
                                  Pollution, (Carolina Power and Light),
                                  6.30%, 6/15/14                            $   1,096,017
  Baa1     BBB           2,750    Haywood County IDA, (Champion
                                  International Corp.), (AMT), 5.50%,
                                  10/1/18                                       2,741,668
  Baa1     BBB           1,500    Haywood County IDA, (Champion
                                  International Corp.), (AMT), 5.75%,
                                  12/1/25                                       1,512,690
  A2       A             3,750    Martin County IDA, (Weyerhaeuser Co.),
                                  (AMT), 6.80%, 5/1/24                          4,104,338
  Baa3     BBB           2,500    New Hanover County, (Occidental
                                  Petroleum Corp.), 6.70%, 7/1/19               2,668,475

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  6,155    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26           $   6,653,246
  Baa3     BBB-          1,150    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23               1,221,645
  NR       AA-             850    Robeson County, Industrial Facilities
                                  and Pollution Control Financing
                                  Authority, (Campbell Soup Co.), 6.40%,
                                  12/1/06                                         976,072
  ---------------------------------------------------------------------------------------
                                                                            $  20,974,151
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 6.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    North Carolina Eastern Municipal Power
                                  Authority, (FSA), Variable Rate,
                                  1/1/19(1)(2)                              $   1,615,440
  Aaa      AAA           2,000    North Carolina Eastern Municipal Power
                                  Authority, (MBIA), 5.375%, 1/1/24             2,059,540
  Aaa      AAA           4,000    North Carolina Municipal Power
                                  Authority, (Catawba Electric), (MBIA),
                                  Variable Rate, 1/1/12(2)                      4,410,000
  Aaa      AAA           1,400    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/02(2)      1,573,250
  ---------------------------------------------------------------------------------------
                                                                            $   9,658,230
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,500    Puerto Rico, Variable Rate, (FSA),
                                  7/1/22(1)(2)                              $   4,007,500
  ---------------------------------------------------------------------------------------
                                                                            $   4,007,500
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 8.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Cumberland County Hospital, (MBIA),
                                  0.00%, 10/1/09                            $     314,605
  Aaa      AAA             935    North Carolina Medical Care Commission,
                                  (Memorial Mission Hospital), (FSA),
                                  0.00%, 10/1/06                                  682,840
  Aaa      AAA           5,000    North Carolina Medical Care Commission,
                                  (Saint Joseph's Medical Center),
                                  (AMBAC), 5.10%, 10/1/14                       5,123,100

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    North Carolina Medical Care Commission,
                                  (Wake County Hospital), (MBIA), 5.375%,
                                  10/1/26                                   $   5,109,200
  Aaa      AAA           1,500    North Carolina Medical Care Commission,
                                  (Wilson Memorial Hospital), (AMBAC),
                                  0.00%, 11/1/15                                  662,460
  ---------------------------------------------------------------------------------------
                                                                            $  11,892,205
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 3.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,150    Charlotte, Convention Facility, (AMBAC),
                                  5.25%, 12/1/13                            $   2,248,728
  Aaa      AAA           1,575    Franklin, County Jail, (FGIC), 6.625%,
                                  6/1/14                                        1,772,899
  Aaa      AAA           1,000    Mooresville School District, (AMBAC),
                                  6.35%, 10/1/14                                1,097,360
  ---------------------------------------------------------------------------------------
                                                                            $   5,118,987
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 7.9%
  ---------------------------------------------------------------------------------------
  Aa3      A+         $  2,065    Buncombe County, 6.625%, 12/1/10          $   2,316,290
  A3       BBB+          6,000    Columbus County, Industrial Facility and
                                  Pollution Control Financing,
                                  (International Paper Co.), (AMT), 6.15%,
                                  4/1/21                                        6,430,859
  A1       AA            2,400    Greensboro, Greensboro Coliseum Arena,
                                  6.75%, 12/1/09                                2,629,176
  ---------------------------------------------------------------------------------------
                                                                            $  11,376,325
  ---------------------------------------------------------------------------------------
  Transportation -- 9.2%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  4,450    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                  $   4,408,793
  Baa1     A             4,000    Puerto Rico Highway and Transportation
                                  Authority, 5.25%, 7/1/20                      4,022,200
  Baa1     A             1,490    Puerto Rico Highway and Transportation
                                  Authority, 5.50%, 7/1/15                      1,608,008

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Transportation (continued)
  ---------------------------------------------------------------------------------------
  Baa1     A          $  2,925    Puerto Rico Highway and Transportation
                                  Authority, 5.50%, 7/1/36                  $   3,091,345
  ---------------------------------------------------------------------------------------
                                                                            $  13,130,346
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 1.4%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  2,000    Orange County, Water and Sewer, 5.20%,
                                  7/1/16                                    $   2,032,800
  ---------------------------------------------------------------------------------------
                                                                            $   2,032,800
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $129,769,473)                                         $ 143,591,761
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 22.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 8.3% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $6,794,010 or 4.7% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,000    Western Generation Agency, (Wauna
                                  Cogeneration), (AMT), 7.40%, 1/1/16       $   2,175,140
  ---------------------------------------------------------------------------------------
                                                                            $   2,175,140
  ---------------------------------------------------------------------------------------
  Education -- 1.1%
  ---------------------------------------------------------------------------------------
  A2       NR         $  1,000    Salem EFA, (Willamette University),
                                  6.10%, 4/1/14                             $   1,082,210
  ---------------------------------------------------------------------------------------
                                                                            $   1,082,210
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.4%
  ---------------------------------------------------------------------------------------
  Aa1      AA-        $  4,000    Eugene, Trojan Nuclear Power, 5.90%,
                                  9/1/09                                    $   4,120,000
  Aa1      AA-           1,000    Northern Wasco County, (Bonneville Power
                                  Administration), 5.20%, 12/1/24               1,007,000
  Baa1     BBB+          2,750    Puerto Rico Electric Power Authority,
                                  4.75%, 7/1/24                                 2,611,895
  A        A+              500    Puerto Rico Telephone Authority,
                                  Variable Rate, 1/1/20(1)                        555,880
  ---------------------------------------------------------------------------------------
                                                                            $   8,294,775
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 6.1%
  ---------------------------------------------------------------------------------------
  A1       AAA        $  2,000    Medford, Rogue Valley Memorial Hospital,
                                  Escrowed to Maturity, 6.25%, 12/1/07      $   2,215,500
  NR       A+            1,250    Oregon State, Health, Housing,
                                  Educational and Cultural Facilities
                                  Authority, (Reed College), Prerefunded
                                  to 7/1/02, 6.75%, 7/1/21                      1,365,388
  Aaa      AAA              55    Port of Portland, (Portland
                                  International Airport), (AMBAC),
                                  Prerefunded to 07/01/01, (AMT), 6.25%,
                                  7/1/18                                           59,462
  NR       AAA           2,000    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(1)(2)        2,342,140
  ---------------------------------------------------------------------------------------
                                                                            $   5,982,490
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  General Obligations -- 16.6%
  ---------------------------------------------------------------------------------------
  Aa       NR         $  1,000    Lane County, Eugene School District,
                                  5.375%, 7/1/13                            $   1,052,480
  Aa2      AA            1,000    Oregon State, Board of Higher Education,
                                  6.00%, 10/15/18                               1,065,780
  Aa2      AA            1,250    Oregon State, Elderly and Disabled
                                  Housing, 6.375%, 8/1/24                       1,360,800
  Aa2      AA            4,610    Oregon State, Elderly and Disabled
                                  Housing, (AMT), 5.65%, 8/1/26                 4,868,759
  Aa2      AA            1,120    Oregon State, Veterans Welfare, 5.85%,
                                  10/1/15                                       1,176,224
  Aa2      AA            1,500    Oregon State, Veterans Welfare, 5.90%,
                                  10/1/17                                       1,593,705
  Baa1     A             4,850    Puerto Rico, 0.00%, 7/1/17                    1,949,409
  Baa1     A             3,500    Puerto Rico Public Improvement, 4.75%,
                                  7/1/23                                        3,327,730
  ---------------------------------------------------------------------------------------
                                                                            $  16,394,887
  ---------------------------------------------------------------------------------------
  Hospital -- 1.1%
  ---------------------------------------------------------------------------------------
  A3       A          $  1,000    Clackamas County, (Kaiser Permanente),
                                  6.25%, 4/1/21                             $   1,053,740
  ---------------------------------------------------------------------------------------
                                                                            $   1,053,740
  ---------------------------------------------------------------------------------------
  Housing -- 25.5%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,105    Hood River County, Health Facility
                                  Authority, Elderly Housing Revenue,
                                  (Down Manor Project), 6.50%, 1/1/17       $   2,191,031
  Aa2      NR            2,000    Oregon State, Housing and Community
                                  Services Department, MFMR, (AMT), 5.70%,
                                  7/1/29                                        2,079,100
  Aa2      NR            1,500    Oregon State, Housing and Community
                                  Services Department, MFMR, (AMT), 6.20%,
                                  7/1/28                                        1,604,085
  Aa2      NR            1,975    Oregon State, Housing and Community
                                  Services Department, SFMR, (AMT), 6.20%,
                                  7/1/27                                        2,103,039
  Aa2      NR            1,970    Oregon State, Housing and Community
                                  Services Department, SFMR, (AMT), 6.40%,
                                  7/1/26                                        2,115,819
  Aa2      NR            2,500    Oregon State, Housing and Community
                                  Services Department, SFMR, (AMT), 6.45%,
                                  7/1/26                                        2,686,100
  NR       A             1,000    Portland Housing Authority, 6.00%,
                                  1/1/27                                        1,034,650

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa3      NR         $  4,810    Portland Housing Authority, MFMR, (Berry
                                  Ridge), (AMT), 6.30%, 5/1/29              $   5,105,814
  Aa1      NR            2,875    Portland Housing Authority, MFMR,
                                  (Cherry Blossom), (AMT), 6.20%, 12/20/36      3,088,124
  Aa3      NR            1,000    Washington County Housing Authority,
                                  MFMR, (Bethany Meadows), (AMT), 5.75%,
                                  9/1/17                                        1,040,000
  Aa3      NR            2,000    Washington County Housing Authority,
                                  MFMR, (Bethany Meadows), (AMT), 5.85%,
                                  9/1/27                                        2,079,600
  ---------------------------------------------------------------------------------------
                                                                            $  25,127,362
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 9.4%
  ---------------------------------------------------------------------------------------
  Baa2     BBB-       $  3,500    Oregon EDA, (Georgia Pacific), (AMT),
                                  6.35%, 8/1/25                             $   3,704,015
  NR       BBB-          3,500    Port of Astoria, Pollution Control
                                  Revenue, (James River Corp.), 6.55%,
                                  2/1/15                                        3,728,480
  NR       NR              750    Port of Portland, (Ash Grove Cement
                                  Co.), 7.25%, 10/1/09                            802,058
  NR       NR            1,000    Port of Portland, (North Portland Crown
                                  Zellerbach Corp.), 6.125%, 5/15/08            1,002,880
  ---------------------------------------------------------------------------------------
                                                                            $   9,237,433
  ---------------------------------------------------------------------------------------
  Insured-Certificates of Participation -- 1.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Oregon State Department, Administrative
                                  Services, (AMBAC), 5.00%, 5/1/24          $   1,486,110
  ---------------------------------------------------------------------------------------
                                                                            $   1,486,110
  ---------------------------------------------------------------------------------------
  Insured-Education -- 4.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,850    Oregon Health Science University,
                                  Capital Appreciation (MBIA), 0.00%,
                                  7/1/21                                    $   1,552,437
  Aaa      AAA           1,000    Oregon State, Health, Housing,
                                  Educational and Cultural Facilities
                                  Authority, (Lewis and Clark College),
                                  (MBIA), 6.00%, 10/1/13                        1,108,730

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Oregon State, Health, Housing,
                                  Educational and Cultural Facilities
                                  Authority, (Lewis and Clark College),
                                  (MBIA), 6.125%, 10/1/24                   $   1,666,005
  ---------------------------------------------------------------------------------------
                                                                            $   4,327,172
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 5.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Emerald People's Utility District,
                                  Electric System, (AMBAC), 5.75%, 11/1/16  $   1,052,760
  Aaa      AAA             500    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(1)        578,750
  Aaa      AAA           5,300    Puerto Rico Electric Power Authority,
                                  (MBIA), 0.00%, 7/1/17                         2,172,629
  Aaa      AAA           1,600    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/16/15(1)                     1,728,000
  ---------------------------------------------------------------------------------------
                                                                            $   5,532,139
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Columbia, School District North 502,
                                  (FGIC), 0.00%, 6/1/17                     $     400,030
  ---------------------------------------------------------------------------------------
                                                                            $     400,030
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,250    Oregon State, Department of General
                                  Services, Real Property Financing
                                  Program, (AMBAC), 6.25%, 9/1/15           $   1,353,288
  ---------------------------------------------------------------------------------------
                                                                            $   1,353,288
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 0.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Portland, Arena Natural Gas Tax Revenue
                                  (AMBAC), 0.00%, 6/1/17                    $     353,470
  ---------------------------------------------------------------------------------------
                                                                            $     353,470
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 6.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Oregon Department of Transportation,
                                  (Westside Light Rail), (MBIA), 6.25%,
                                  6/1/09                                    $   1,680,735
  Aaa      AAA             945    Port of Portland, (Portland
                                  International Airport), (AMBAC), (AMT),
                                  6.25%, 7/1/18                                 1,008,816
  Aaa      AAA             750    Port of Portland, (Portland
                                  International Airport), (FGIC), (AMT),
                                  5.00%, 7/1/28                                   733,350
  Aaa      AAA           2,750    Port of Portland, Portland International
                                  Airport, (FGIC), (AMT), 6.00%, 7/1/23         2,919,758
  ---------------------------------------------------------------------------------------
                                                                            $   6,342,659
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 5.2%
  ---------------------------------------------------------------------------------------
  A        NR         $  1,000    Portland, Urban Renewal and
                                  Redevelopment Bonds, (Downtown
                                  Waterfront), 6.40%, 6/1/08                $   1,070,240
  NR       AAA           2,000    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)        1,987,500
  A1       AA+           2,000    Tri-County Metropolitan Transportation
                                  District, Limited Tax Pledge, 5.70%,
                                  8/1/13                                        2,133,660
  ---------------------------------------------------------------------------------------
                                                                            $   5,191,400
  ---------------------------------------------------------------------------------------
  Transportation -- 2.1%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  1,500    Port of Portland, Special Obligation
                                  Revenue Bonds, (Delta Airlines, Inc.),
                                  (AMT), 6.20%, 9/1/22                      $   1,555,110
  Baa1     A               500    Puerto Rico Highway and Transportation
                                  Authority, 6.375%, 7/1/08                       542,575
  ---------------------------------------------------------------------------------------
                                                                            $   2,097,685
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 2.3%
  ---------------------------------------------------------------------------------------
  NR       A+         $  2,000    Clackamas County, Water Revenue, 6.375%,
                                  10/1/14                                   $   2,239,620
  ---------------------------------------------------------------------------------------
                                                                            $   2,239,620
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $92,026,997)                                          $  98,671,610
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 10.0% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $4,329,640 or 4.3% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.3%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,650    Berkeley County, (South Carolina
                                  Electric and Gas Co.), 6.50%, 10/1/14     $   1,813,647
  Baa2     BBB-            500    Piedmont Municipal Power Agency,
                                  Electric Revenue, 5.25%, 1/1/21                 478,975
  Baa1     BBB+          1,000    Puerto Rico Electric Power Authority,
                                  4.75%, 7/1/24                                   949,780
  Aa2      AA-           1,000    South Carolina Public Service Authority,
                                  5.125%, 1/1/32                                  973,590
  ---------------------------------------------------------------------------------------
                                                                            $   4,215,992
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 7.6%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,750    Myrtle Beach Convention Center,
                                  Prerefunded to 7/1/02, 6.875%, 7/1/17     $   1,956,325
  Aaa      AAA             300    Piedmont Municipal Power Agency, (MBIA),
                                  Escrowed to Maturity, 6.25%, 1/1/09             349,557
  Baa1     BBB+          1,400    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/02, 6.25%, 7/1/17          1,536,192
  ---------------------------------------------------------------------------------------
                                                                            $   3,842,074
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.3%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    500    Puerto Rico, 0.00%, 7/1/18                $     190,150
  Baa1     A               500    Puerto Rico Public Improvement, 4.75%,
                                  7/1/23                                          475,390
  ---------------------------------------------------------------------------------------
                                                                            $     665,540
  ---------------------------------------------------------------------------------------
  Hospital -- 3.1%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,440    Horry County, (Conway Hospital), 6.75%,
                                  7/1/12                                    $   1,556,150
  ---------------------------------------------------------------------------------------
                                                                            $   1,556,150
  ---------------------------------------------------------------------------------------
  Housing -- 10.0%
  ---------------------------------------------------------------------------------------
  NR       AA-        $  1,780    South Carolina Housing Finance
                                  Authority, MFMR, (Runaway Bay
                                  Apartments), 6.20%, 12/1/20               $   1,860,509
  Aa       AA            1,500    South Carolina Housing Finance
                                  Authority, SFMR, 6.375%, 7/1/16               1,602,585

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa2      NR         $  1,500    South Carolina Housing Finance
                                  Authority, SFMR, 6.45%, 7/1/17            $   1,604,130
  ---------------------------------------------------------------------------------------
                                                                            $   5,067,224
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 26.9%
  ---------------------------------------------------------------------------------------
  Baa2     BB         $  1,890    Aiken County, (Beloit Corp.), 6.00%,
                                  12/1/11                                   $   1,831,864
  NR       BBB+          1,500    Chester County, (Spring Industries),
                                  7.35%, 2/1/14                                 1,612,470
  A2       A-1+          1,150    Darlington County, (Carolina Power and
                                  Light Co.), 6.60%, 11/1/10                    1,276,086
  A1       AA-           1,500    Darlington County, (Nucor Corp.), (AMT),
                                  5.75%, 8/1/23                                 1,555,740
  A2       A             2,500    Darlington County, (Sonoco Products),
                                  6.00%, 4/1/26                                 2,662,949
  A2       A               500    Darlington County, (Sonoco Products),
                                  (AMT), 6.125%, 6/1/25                           530,875
  NR       NR              465    Florence County, (Stone Container Co.),
                                  7.375%, 2/1/07                                  494,402
  A3       BBB+          1,000    Georgetown County, (International Paper
                                  Co.), 5.70%, 10/1/21                          1,019,060
  A1       A-            1,000    Richland County, (Union Camp Corp.),
                                  (AMT), 6.75%, 5/1/22                          1,091,840
  A2       A+            1,500    York County, (Hoechst Celanese Corp.),
                                  (AMT), 5.70%, 1/1/24                          1,532,235
  ---------------------------------------------------------------------------------------
                                                                            $  13,607,521
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $    500    South Carolina Educational Facilities
                                  Authority, (Furman University), (AMBAC),
                                  5.00%, 10/1/29                            $     491,890
  ---------------------------------------------------------------------------------------
                                                                            $     491,890
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 8.1%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $    500    Edgefield County, Water and Sewer
                                  Authority, (FGIC), 5.00%, 1/1/28          $     490,605
  Aaa      AAA             195    Piedmont Municipal Power Agency,
                                  Electric Revenue, (MBIA), 6.30%, 1/1/14         213,266
  Aaa      AAA           2,500    Puerto Rico Electric Power Authority,
                                  (MBIA), (IBC), 0.00%, 7/1/17                  1,024,825

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Electric Utilities (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,250    South Carolina Public Service Authority,
                                  (AMBAC), 6.375%, 7/1/21                   $   1,367,063
  Aaa      AAA           1,000    South Carolina State Public Service
                                  Authority, (MBIA), 5.00%, 1/1/29                980,930
  ---------------------------------------------------------------------------------------
                                                                            $   4,076,689
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 12.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Greenwood County, (Self Memorial
                                  Hospital), (FGIC), 5.875%, 10/1/17        $   1,587,150
  Aaa      AAA           1,500    South Carolina Jobs Economic Development
                                  Authority, (Anderson Area Medical
                                  Center), (MBIA), 5.25%, 2/1/26                1,504,710
  Aaa      AAA           1,000    South Carolina Jobs Economic Development
                                  Authority, (Baptist Hospital), (AMBAC),
                                  5.45%, 8/1/15                                 1,035,460
  Aaa      AAA           1,000    South Carolina Jobs Economic Development
                                  Authority, (Baptist Hospital), (AMBAC),
                                  Variable Rate, 8/1/15(1)                      1,070,000
  NR       AAA           1,000    South Carolina Jobs Economic Development
                                  Authority, (Oconee Memorial Hospital),
                                  (CLEE), 6.15%, 3/1/25                         1,101,670
  ---------------------------------------------------------------------------------------
                                                                            $   6,298,990
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    South Carolina Housing Finance and
                                  Development Authority, SFMR, (AMBAC),
                                  (AMT), 5.95%, 7/1/29                      $   1,053,770
  ---------------------------------------------------------------------------------------
                                                                            $   1,053,770
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Lease Revenue / Certificates of Participation -- 3.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Charleston County, (Charleston PFC),
                                  (MBIA), 6.10%, 6/1/11                     $     553,195
  Aaa      AAA           1,000    Florence County, (Law Enforcement
                                  Center), (AMBAC), 6.00%, 3/1/14               1,089,570
  ---------------------------------------------------------------------------------------
                                                                            $   1,642,765
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 1.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Florence County, (McLeod Regional
                                  Medical Center), (MBIA), 5.00%, 11/1/20   $     976,010
  ---------------------------------------------------------------------------------------
                                                                            $     976,010
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Charleston, Waterworks and Sewer
                                  Revenue, (FGIC), 4.50%, 1/1/24            $     924,570
  ---------------------------------------------------------------------------------------
                                                                            $     924,570
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 1.7%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $    750    Lexington County School District, 6.90%,
                                  7/1/08                                    $     847,118
  ---------------------------------------------------------------------------------------
                                                                            $     847,118
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 3.1%
  ---------------------------------------------------------------------------------------
  NR       A          $  1,500    South Carolina Education Authority,
                                  Student Loan, (AMT), 6.30%, 9/1/08        $   1,592,835
  ---------------------------------------------------------------------------------------
                                                                            $   1,592,835
  ---------------------------------------------------------------------------------------
  Solid Waste -- 3.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,500    Spartanburg County, Solid Waste,
                                  (Bavarian Motor Works Corp.), (AMT),
                                  7.55%, 11/1/24                            $   1,706,115
  ---------------------------------------------------------------------------------------
                                                                            $   1,706,115
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    375    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     372,656
  ---------------------------------------------------------------------------------------
                                                                            $     372,656
  ---------------------------------------------------------------------------------------
  Transportation -- 3.3%
  ---------------------------------------------------------------------------------------
  NR       BBB-       $  1,000    Connector 2000 Association Inc., Bridge
                                  & Toll Road Revenue, (Southern
                                  Connector), 5.25%, 1/1/23                 $     937,310
  Baa1     A               750    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                        712,275
  ---------------------------------------------------------------------------------------
                                                                            $   1,649,585
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $46,719,996)                                          $  50,587,494
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 31.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance The aggregate percentage by financial institution ranged from 2.2% to 12.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $372,656 or 0.7% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 4.8%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $  1,000    Metropolitan Government of Nashville and
                                  Davidson County, (Belmont University),
                                  6.40%, 12/1/19                            $   1,070,520
  Aa3      AA            1,500    Metropolitan Government of Nashville and
                                  Davidson County, (Vanderbilt
                                  University), 5.00%, 10/1/28                   1,471,515
  ---------------------------------------------------------------------------------------
                                                                            $   2,542,035
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 8.0%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $    500    Clarksville, (Clarksville Memorial),
                                  Prerefunded to 7/1/03, 6.25%, 7/1/08      $     556,165
  Baa1     NR              500    Clarksville, (Clarksville Memorial),
                                  Prerefunded to 7/1/03, 6.375%, 7/1/18           558,640
  Aaa      AAA           1,000    Johnson, School District Sales Tax,
                                  (AMBAC), Prerefunded to 5/1/06, 6.70%,
                                  5/1/21                                        1,167,340
  NR       AAA             300    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                                    351,321
  Aaa      AAA           1,500    Shelby County, (Lebonheur Children's
                                  Hospital), (MBIA), Escrowed to Maturity,
                                  5.50%, 8/15/12                                1,623,825
  ---------------------------------------------------------------------------------------
                                                                            $   4,257,291
  ---------------------------------------------------------------------------------------
  General Obligations -- 4.0%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  1,000    Metropolitan Government of Nashville and
                                  Davidson County, 5.875%, 5/15/21          $   1,085,660
  Aa3      AA+           1,000    Shelby County, 5.125%, 3/1/16                 1,035,200
  ---------------------------------------------------------------------------------------
                                                                            $   2,120,860
  ---------------------------------------------------------------------------------------
  Hospital -- 6.3%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $    250    Knox County, (East Tennessee
                                  Children's), 6.50%, 10/1/12               $     264,383

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa2      AA+           1,000    Metropolitan Government of Nashville and
                                  Davidson County, (Charity Obligated
                                  Group), 5.125%, 11/1/27                   $     977,870
  Baa2     BBB        $  1,000    Montgomery County, (Clarksville Regional
                                  Health System), 5.375%, 1/1/28                  961,000
  NR       A-            1,000    Sumner County, (Sumner Regional Health
                                  Systems), 7.50%, 11/1/14                      1,141,320
  ---------------------------------------------------------------------------------------
                                                                            $   3,344,573
  ---------------------------------------------------------------------------------------
  Housing -- 15.1%
  ---------------------------------------------------------------------------------------
  NR       A          $    750    Knoxville Community Development Corp.,
                                  (Clinton Towers), 6.65%, 10/15/10         $     791,595
  NR       AAA             500    Knoxville Community Development Corp.,
                                  (Morningside Gardens), (GNMA), 6.10%,
                                  7/20/20                                         520,055
  NR       A             1,500    Metropolitan Government of Nashville and
                                  Davidson County, (The Park at
                                  Hermitage), 5.90%, 2/1/19                     1,533,255
  Aa2      A-1+          1,000    Tennessee Housing Development Agency,
                                  5.375%, 7/1/23                                1,010,510
  A1       A+            1,000    Tennessee Housing Development Agency,
                                  5.85%, 7/1/13                                 1,041,260
  A1       A+            2,000    Tennessee Housing Development Agency,
                                  5.95%, 7/1/28                                 2,076,779
  Aa       AA            1,000    Tennessee Housing Development Agency,
                                  (AMT), 5.75%, 7/1/24                          1,024,990
  ---------------------------------------------------------------------------------------
                                                                            $   7,998,444
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 26.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  1,000    Chattanooga, (E.I. du Pont de Nemours
                                  and Co.), 6.35%, 7/1/22                   $   1,098,010
  NR       NR              500    Hardeman County, (Correctional
                                  Facilities Corp.), 7.75%, 8/1/17                562,925
  Aa3      AA-           1,000    Humphreys County, (E.I. du Pont de
                                  Nemours and Co.), (AMT), 6.70%, 5/1/24        1,115,230
  Aa2      AA            2,000    Loudon County, (Kimberly-Clark Corp.),
                                  (AMT), 6.20%, 2/1/23                          2,152,859

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A3       A          $  2,250    Maury County, (Saturn Corp.), 6.50%,
                                  9/1/24                                    $   2,437,222
  Baa1     BBB           1,500    McMinn County, (Calhoun Newsprint Co. -
                                  Bowater Inc.), (AMT), 7.40%, 12/1/22          1,662,720
  Baa2     BBB           1,000    Memphis-Shelby County Airport Authority,
                                  (Federal Express Corp.), 6.75%, 9/1/12        1,092,550
  Baa2     BBB           1,000    Memphis-Shelby County Airport Authority,
                                  (Federal Express Corp.), (AMT), 6.20%,
                                  7/1/14                                        1,042,970
  NR       NR              500    Metropolitan Government of Nashville and
                                  Davidson County, (Osco Treatment
                                  Systems), (AMT), 6.00%, 5/1/03                  519,815
  Baa3     BBB-          1,250    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,351,188
  A3       NR            1,000    South Fulton County, (Tyson Foods Co.),
                                  (AMT), 6.40%, 10/1/20                         1,080,370
  ---------------------------------------------------------------------------------------
                                                                            $  14,115,859
  ---------------------------------------------------------------------------------------
  Insured-Education -- 4.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,230    Metropolitan Government of Nashville and
                                  Davidson County, HEFA, (Meharry Medical
                                  College), (AMBAC), 6.00%, 12/1/19         $   1,404,082
  Aaa      AAA           1,000    Metropolitan Government of Nashville and
                                  Davidson County, HEFA, (Meharry Medical
                                  College), (AMBAC),5.00%, 12/1/24                982,150
  ---------------------------------------------------------------------------------------
                                                                            $   2,386,232
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 6.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Lawrenceburg, Electric Revenues, (MBIA),
                                  6.625%, 7/1/18                            $   1,221,800
  Aaa      AAA           1,750    Madison County Suburban Utility
                                  District, (MBIA), 5.00%, 2/1/19               1,740,113
  Aaa      AAA             400    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 8.17%,
                                  7/1/03(2)                                       463,000
  ---------------------------------------------------------------------------------------
                                                                            $   3,424,913
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Bristol, (Bristol Memorial Hospital),
                                  (FGIC), 6.75%, 9/1/10                     $     606,515
  Aaa      AAA             250    Chattanooga, (Memorial Hospital),
                                  (MBIA), 6.625%, 9/1/09                          299,570
  Aaa      AAA           1,500    Chattanooga-Hamilton County, (Erlanger
                                  Medical Center), (MBIA), 5.00%, 10/1/28       1,471,515
  Aaa      AAA             250    Jackson, Hospital Revenue,
                                  (Jackson-Madison County General
                                  Hospital), (AMBAC), 5.00%, 4/1/28               245,288
  ---------------------------------------------------------------------------------------
                                                                            $   2,622,888
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Knox County, SCA Realty, MFMR, (FSA),
                                  7.125%, 1/1/30                            $   1,110,190
  ---------------------------------------------------------------------------------------
                                                                            $   1,110,190
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 0.9%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    500    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(1)(2)                              $     504,700
  ---------------------------------------------------------------------------------------
                                                                            $     504,700
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Memphis-Shelby County Airport Authority,
                                  (MBIA), (AMT), 6.50%, 2/15/08             $   1,163,160
  ---------------------------------------------------------------------------------------
                                                                            $   1,163,160
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    350    Metropolitan Government of Nashville and
                                  Davidson County, Water System, (AMBAC),
                                  Variable Rate, 1/1/22(2)                  $     403,375
  Aaa      AAA           1,000    Metropolitan Government of Nashville and
                                  Davidson County, Water System, (FGIC),
                                  5.20%, 1/1/13                                 1,060,360
  ---------------------------------------------------------------------------------------
                                                                            $   1,463,735
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.1%
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,000    Tennessee State Veterans' Homes Board,
                                  (Humboldt), 6.65%, 2/1/14                 $   1,117,610
  ---------------------------------------------------------------------------------------
                                                                            $   1,117,610
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 3.4%
  ---------------------------------------------------------------------------------------
  NR       A          $  1,200    Tennessee Local Development Authority,
                                  Community Provider, 6.55%, 10/1/23        $   1,308,888
  A2       AA              500    Tennessee Local Development Authority,
                                  State Loan Program, 5.00%, 3/1/15               499,995
  ---------------------------------------------------------------------------------------
                                                                            $   1,808,883
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    625    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     621,094
  ---------------------------------------------------------------------------------------
                                                                            $     621,094
  ---------------------------------------------------------------------------------------
  Transportation -- 4.7%
  ---------------------------------------------------------------------------------------
  NR       NR         $    900    Memphis-Shelby County Airport Authority,
                                  6.12%, 12/1/16                            $     916,515
  Baa1     A             1,575    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                      1,560,416
  ---------------------------------------------------------------------------------------
                                                                            $   2,476,931
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $49,054,272)                                          $  53,079,398
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 29.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.0% to 14.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $1,477,115 or 2.7% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 4.6%
  ---------------------------------------------------------------------------------------
  NR       A-         $  2,000    Lynchburgh, (Randolph-Macon Woman's
                                  College), 5.875%, 9/1/23                  $   2,093,440
  NR       A-            2,000    Medical College of Hampton Roads,
                                  6.875%, 11/15/11                              2,148,900
  Baa3     NR            1,000    Rockingham County IDA, (Bridgewater
                                  College), 5.95%, 10/1/13                      1,038,270
  NR       A+            1,000    Virginia College Building Authority,
                                  (Hampton University), 5.75%, 4/1/14           1,055,330
  NR       A+              400    Virginia College Building Authority,
                                  (Hampton University), 6.50%, 4/1/08             439,800
  ---------------------------------------------------------------------------------------
                                                                            $   6,775,740
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 15.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,665    Arlington County IDA, (AMBAC),
                                  Prerefunded to 9/1/03, 5.00%, 9/1/21      $   1,650,548
  Aaa      NR            1,000    Arlington County IDA, (Arlington
                                  Hospital), Prerefunded to 9/1/01,
                                  7.125%, 9/1/21                                1,106,630
  A        NR              500    Augusta County IDA, (Augusta Hospital),
                                  Prerefunded to 9/1/01, 7.00%, 9/1/21            550,605
  Aaa      AAA           2,000    Loudoun County IDA, (Falcons Landing),
                                  Prerefunded to 11/1/04, 8.75%, 11/1/24        2,537,740
  A2       NR            1,250    Martinsville, (Memorial Hospital of
                                  Martinsville and Henry County),
                                  Prerefunded to 1/1/01, 7.00%, 1/1/06          1,327,175
  Aaa      NR            2,400    Prince William County IDA, (Potomac
                                  Hospital), Prerefunded to 10/1/05,
                                  6.85%, 10/1/25                                2,844,648
  Aaa      AAA           1,000    Richmond Metropolitan Authority
                                  Expressway, (FGIC), Prerefunded to
                                  7/15/02, 6.375%, 7/15/16                      1,105,230
  A        NR            3,000    Rockingham and Harrisonburg Counties,
                                  Harrisonburg Redevelopment and Housing
                                  Authority, Prerefunded to 9/1/01, 6.50%,
                                  9/1/14                                        3,217,380

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,000    Virgin Islands Public Finance Authority,
                                  Prerefunded to 10/1/02, 7.25%, 10/1/18    $   2,279,700
  NR       NR              925    Virgin Islands Water and Power
                                  Authority, Prerefunded to 7/1/01, 7.40%,
                                  7/1/11                                        1,012,884
  NR       A+            1,700    Virginia Beach, Water and Sewer System,
                                  Prerefunded to 2/1/02, 6.625%, 2/1/17         1,868,487
  NR       AAA           1,570    Virginia College Building Authority,
                                  (Hampden-Sydney College), Prerefunded to
                                  9/1/01, 6.60%, 9/1/16                         1,719,119
  A2       NR            1,060    Washington County IDA, (Johnston
                                  Memorial Hospital), Prerefunded to
                                  7/1/02, 7.00%, 7/1/22                         1,188,398
  A2       NR            1,000    Washington County IDA, (Johnston
                                  Memorial Hospital), Prerefunded to
                                  7/1/05, 6.00%, 7/1/14                         1,123,930
  ---------------------------------------------------------------------------------------
                                                                            $  23,532,474
  ---------------------------------------------------------------------------------------
  General Obligations -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Fairfax County, 5.625%, 6/1/14            $   1,070,110
  Baa1     A               350    Puerto Rico, 0.00%, 7/1/04                      283,350
  Baa1     A             1,700    Puerto Rico, 4.50%, 7/1/23                    1,564,136
  ---------------------------------------------------------------------------------------
                                                                            $   2,917,596
  ---------------------------------------------------------------------------------------
  Hospital -- 11.7%
  ---------------------------------------------------------------------------------------
  A2       NR         $  3,800    Albermarle County IDA, (Martha Jefferson
                                  Hospital), 5.50%, 10/1/20                 $   3,855,366
  A2       NR              170    Chesapeake Hospital Authority,
                                  (Chesapeake General Hospital), 7.60%,
                                  7/1/00                                          175,794
  Aa2      AA            2,910    Fairfax County IDA, (Inova Health System
                                  Hospitals), 5.00%, 8/15/14                    2,958,655
  Aa2      AA            2,000    Fairfax County IDA, (Inova Health System
                                  Hospitals), 5.00%, 8/15/15                    2,025,780
  Aa2      AA            1,000    Fairfax County IDA, (Inova Health System
                                  Hospitals), 6.00%, 8/15/26                    1,086,290

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa2      AA-        $  3,500    Peninsula Ports Authority of Virginia,
                                  (Riverside Health System), 6.625%,
                                  7/1/10                                    $   3,882,970
  Aa2      AA            3,000    Virginia Beach Development Authority,
                                  (Sentara Bayside Hospital), 6.60%,
                                  11/1/09                                       3,293,310
  ---------------------------------------------------------------------------------------
                                                                            $  17,278,165
  ---------------------------------------------------------------------------------------
  Housing -- 9.2%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,000    Alexandria, Redevelopment and Housing
                                  Authority, Multi-family Housing Revenue,
                                  (Buckingham Village Apartments), (AMT),
                                  5.45%, 7/1/18                             $     992,840
  NR       AAA           1,250    Fairfax County Redevelopment and Housing
                                  Authority MFMR, FHA, 7.00%, 5/1/26            1,331,350
  NR       AAA             960    Hampton Redevelopment and Housing
                                  Authority, Senior Living, (GNMA), 6.00%,
                                  1/20/26                                       1,021,843
  NR       AAA           1,000    Newport News Redevelopment and Housing
                                  Authority, MFMR, 5.85%, 8/20/30               1,058,140
  NR       AAA           1,800    Suffolk Redevelopment and Housing
                                  Authority, (Prince Williams Commons),
                                  (FNMA), 6.45%, 6/1/19                         1,969,848
  Aa       AA+           5,000    Virginia Housing Development Authority,
                                  MFMR, (AMT), 6.75%, 7/1/21                    5,250,550
  Aa       NR            1,900    Virginia Housing Development Authority,
                                  SFMR, Variable Rate, 7/1/04(1)                2,025,875
  ---------------------------------------------------------------------------------------
                                                                            $  13,650,446
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 19.5%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $  4,500    Bedford County, (Nekoosa Packaging),
                                  (AMT), 5.60%, 12/1/25                     $   4,565,970
  Aa3      AA-           2,190    Chesapeake, (Cargill, Inc.), 5.875%,
                                  3/1/13                                        2,338,767
  A2       A+            1,500    Giles, (Hoechst Celanese Corp.), (AMT),
                                  5.95%, 12/1/25                                1,552,095
  A2       A+            2,000    Giles, (Hoechst Celanese Corp.), (AMT),
                                  6.45%, 5/1/26                                 2,180,740

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A2       A+         $    500    Giles, (Hoechst Celanese Corp.), (AMT),
                                  6.625%, 12/1/22                           $     535,105
  A3       A-            2,000    Henrico County, (Browning Ferris, Inc.),
                                  (AMT), 5.45%, 1/1/14                          2,094,460
  A1       A-            4,000    Isle of Wright County IDA, (Union Camp
                                  Corp.), (AMT), 6.55%, 4/1/24(2)               4,339,800
  A1       A+            2,000    James City County IDA, (Anheuser Busch),
                                  (AMT), 6.00%, 4/1/32                          2,140,880
  Baa3     BBB-          1,000    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,080,950
  Baa3     BBB-          1,000    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23               1,062,300
  Baa3     BBB             980    West Point, (Chesapeake Corp.), 6.25%,
                                  3/1/19                                        1,035,703
  Baa3     BBB           5,520    West Point, (Chesapeake Corp.), (AMT),
                                  6.375%, 3/1/19                                5,820,839
  ---------------------------------------------------------------------------------------
                                                                            $  28,747,609
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    900    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/16/15(1)                 $     972,000
  ---------------------------------------------------------------------------------------
                                                                            $     972,000
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 3.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,250    Richmond, (FGIC), 5.00%, 1/15/21(2)       $   5,198,025
  ---------------------------------------------------------------------------------------
                                                                            $   5,198,025
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 8.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,585    Fredericksburg IDA, (Medicorp Health),
                                  (AMBAC), 5.25%, 6/15/23                   $   3,608,840
  Aaa      AAA           1,500    Henrico County, (Bon Secour Health
                                  Systems), (MBIA), 6.25%, 8/15/20              1,754,925
  Aaa      AAA           5,000    Virginia Beach, (Virginia Beach Memorial
                                  Hospital), (AMBAC), 5.125%, 2/15/18           5,097,500

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Winchester IDA, (Winchester Medical
                                  Center), (AMBAC), Variable Rate,
                                  1/21/14(1)                                $   2,540,000
  ---------------------------------------------------------------------------------------
                                                                            $  13,001,265
  ---------------------------------------------------------------------------------------
  Insured-Miscellaneous -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Norfolk, Parking System Revenue, (MBIA),
                                  5.00%, 2/1/29(3)                          $   1,980,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,980,000
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,105    Metropolitan Washington Airports
                                  Authority, (MBIA), (AMT), 5.75%, 10/1/20  $   1,156,438
  ---------------------------------------------------------------------------------------
                                                                            $   1,156,438
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 8.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Loudoun County, Sanitation Authority,
                                  Water and Sewer Revenue, (MBIA), 4.75%,
                                  1/1/21                                    $     961,150
  Aaa      AAA           1,000    Prince William County Service Authority,
                                  (FGIC), 4.75%, 7/1/29                           951,380
  Aaa      AAA           4,000    Richmond, Public Utility Revenue,
                                  (MBIA), 5.125%, 1/15/28                       4,016,360
  Aaa      AAA           3,000    Upper Occoquan Sewage Authority, (MBIA),
                                  5.00%, 7/1/25                                 2,967,300
  Aaa      AAA           1,000    Upper Occoquan Sewage Authority, (MBIA),
                                  5.15%, 7/1/20                                 1,033,470
  Aaa      AAA           3,150    Upper Occoquan Sewer Authority, (MBIA),
                                  4.75%, 7/1/29                                 2,996,847
  ---------------------------------------------------------------------------------------
                                                                            $  12,926,507
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 4.3%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  2,000    Henrico County IDA, Lease, 7.00%, 8/1/13  $   2,340,160
  Aa2      AA            2,250    Henrico County IDA, Lease, 7.125%,
                                  8/1/21                                        2,641,410
  NR       NR            1,250    King George County IDA, Lease, 7.00%,
                                  12/15/12                                      1,321,475
  ---------------------------------------------------------------------------------------
                                                                            $   6,303,045
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 0.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $    215    Covington-Allegheny County IDA, (Beverly
                                  Enterprises), 9.375%, 9/1/01              $     226,799
  ---------------------------------------------------------------------------------------
                                                                            $     226,799
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.6%
  ---------------------------------------------------------------------------------------
  Baa1     A-         $  2,250    Southeastern Public Service Authority,
                                  Solid Waste Systems, (AMT), 6.00%,
                                  7/1/13                                    $   2,347,920
  ---------------------------------------------------------------------------------------
                                                                            $   2,347,920
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.8%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,500    Dulles Community Development Authority,
                                  (Dulles Town Center), 6.25%, 3/1/26       $   1,526,265
  Aa       AA            1,000    Virginia State Transportation Board
                                  Revenue, Route 28, Variable Rate,
                                  4/1/18(1)                                     1,181,210
  ---------------------------------------------------------------------------------------
                                                                            $   2,707,475
  ---------------------------------------------------------------------------------------
  Transportation -- 2.2%
  ---------------------------------------------------------------------------------------
  NR       BBB        $    400    Charlottesville-Albermarle, Airport
                                  Authority, (AMT), 6.125%, 12/1/13         $     419,496
  Baa1     A             1,500    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                      1,486,110
  Aa2      AA            1,250    Virginia Port Authority, (AMT), 5.90%,
                                  7/1/16                                        1,336,213
  ---------------------------------------------------------------------------------------
                                                                            $   3,241,819
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 3.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  1,500    Fairfax County Water Authority, 5.00%,
                                  4/1/21                                    $   1,519,020
  Aa2      AA              805    Fairfax County Water Authority, 6.00%,
                                  4/1/22                                          887,826
  Aa2      AA-           1,000    Fairfax County Water Authority, Variable
                                  Rate, 4/1/29(1)(4)                            1,093,250

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Water and Sewer (continued)
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,000    Virginia Resource Authority, (Hopewell
                                  Waste Water), (AMT), 6.00%, 1/1/25        $   1,080,270
  ---------------------------------------------------------------------------------------
                                                                            $   4,580,366
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $134,784,173)                                         $ 147,543,689
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 25.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.9% to 12.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  When-issued security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $1,093,250 or 0.7% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                      ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $85,855,302          $52,365,476           $74,051,935          $ 98,349,521
   Unrealized appreciation                  6,903,616            4,012,438             6,190,335             8,433,839
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $92,758,918          $56,377,914           $80,242,270          $106,783,360
-------------------------------------------------------------------------------------------------------------------------
Cash                                      $       698          $       919           $ 2,825,969          $    298,743
Interest receivable                         1,331,949              802,520             1,005,707             1,602,179
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $94,091,565          $57,181,353           $84,073,946          $108,684,282
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities        $ 3,055,650          $ 1,625,456           $ 2,402,543          $         --
Demand note payable                            25,000              511,000                    --                    --
Payable to affiliate for Trustees'
   fees                                            92                   79                    60                    80
Other accrued expenses                          6,531                3,177                 2,750                 5,404
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $ 3,087,273          $ 2,139,712           $ 2,405,353          $      5,484
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $91,004,292          $55,041,641           $81,668,593          $108,678,798
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $84,100,676          $51,029,203           $75,478,258          $100,244,959
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         6,903,616            4,012,438             6,190,335             8,433,839
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $91,004,292          $55,041,641           $81,668,593          $108,678,798
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                      LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                         $32,923,087           $ 97,548,848          $67,193,631              $129,769,473
   Unrealized appreciation                   1,931,485              4,588,057            7,044,599                13,822,288
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                      $34,854,572           $102,136,905          $74,238,230              $143,591,761
----------------------------------------------------------------------------------------------------------------------------------
Cash                                       $   715,028           $     43,188          $   785,567              $    123,094
Receivable for investments sold                165,000                     --              601,265                        --
Receivable for when-issued
   securities sold                                  --              3,546,846                   --                        --
Interest receivable                            604,251              1,352,487              852,280                 2,077,203
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $36,338,851           $107,079,426          $76,477,342              $145,792,058
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased          $   432,400           $         --          $        --              $         --
Payable for when-issued securities                  --              3,289,180            1,680,000                        --
Payable to affiliate for Trustees'
   fees                                            230                     --                  196                       156
Other accrued expenses                           6,343                  7,179                8,965                     9,766
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   438,973           $  3,296,359          $ 1,689,161              $      9,922
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                   $35,899,878           $103,783,067          $74,788,181              $145,782,136
----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals           $33,968,393           $ 99,195,010          $67,743,582              $131,959,848
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          1,931,485              4,588,057            7,044,599                13,822,288
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      $35,899,878           $103,783,067          $74,788,181              $145,782,136
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                      OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $ 92,026,997            $46,719,996               $49,054,272           $134,784,173
   Unrealized appreciation                  6,644,613              3,867,498                 4,025,126             12,759,516
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $ 98,671,610            $50,587,494               $53,079,398           $147,543,689
--------------------------------------------------------------------------------------------------------------------------------
Cash                                     $  1,280,760            $   487,709               $   298,099           $    874,055
Interest receivable                         1,275,127                661,041                   724,709              2,205,204
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $101,227,497            $51,736,244               $54,102,206           $150,622,948
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased        $  1,495,748            $   493,412               $        --           $         --
Payable for when-issued securities                 --                     --                        --              1,985,682
Payable to affiliate for Trustees'
   fees                                         1,176                     75                       194                     --
Other accrued expenses                         12,640                  3,259                     7,410                  3,641
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $  1,509,564            $   496,876               $     7,604           $  1,989,323
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $ 99,717,933            $51,229,368               $54,094,602           $148,633,625
--------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $ 93,073,320            $47,371,870               $50,069,476           $135,874,109
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         6,644,613              3,867,498                 4,025,126             12,759,516
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                    $ 99,717,933            $51,239,368               $54,094,602           $148,633,625
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                      ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 2,556,931           $1,535,898           $ 2,356,614          $ 3,176,456
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,556,931           $1,535,898           $ 2,356,614          $ 3,176,456
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   168,550           $   82,019           $   149,732          $   214,510
Trustees fees and expenses                      4,195                4,120                 4,255                5,669
Custodian fee                                  25,777               15,860                20,072               29,744
Legal and accounting services                  18,360               18,251                18,223               20,291
Amortization of organization
   expenses                                        --                  747                    --                   --
Miscellaneous                                   4,771                5,800                 4,820                6,017
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   221,653           $  126,797           $   197,102          $   276,231
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     5,986           $       --           $    13,689          $    10,597
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     5,986           $       --           $    13,689          $    10,597
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   215,667           $  126,797           $   183,413          $   265,634
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,341,264           $1,409,101           $ 2,173,201          $ 2,910,822
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $   865,253           $  191,960           $   794,712          $   459,994
   Financial futures contracts                (93,298)             (30,828)             (122,496)            (168,515)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   771,955           $  161,132           $   672,216          $   291,479
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,293,126)          $ (551,990)          $(1,143,990)         $(1,097,952)
   Financial futures contracts                 43,140               45,369               136,956              171,430
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(1,249,986)          $ (506,621)          $(1,007,034)         $  (926,522)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (478,031)          $ (345,489)          $  (334,818)         $  (635,043)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,863,233           $1,063,612           $ 1,838,383          $ 2,275,779
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                      LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Interest                                    $ 979,314            $ 2,897,640            $2,071,239              $ 4,235,328
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 979,314            $ 2,897,640            $2,071,239              $ 4,235,328
----------------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $  40,501            $   196,501            $  127,050              $   304,198
Trustees fees and expenses                      1,572                  5,977                 5,011                    7,642
Custodian fee                                  14,266                 33,062                22,451                   40,502
Legal and accounting services                  15,279                 19,934                18,899                   20,434
Amortization of organization
   expenses                                       701                     --                    --                       --
Miscellaneous                                   2,472                  8,422                 4,701                    5,900
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  74,791            $   263,896            $  178,112              $   378,676
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $   5,246            $    16,374            $    8,963              $     8,218
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $   5,246            $    16,374            $    8,963              $     8,218
----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                $  69,545            $   247,522            $  169,149              $   370,458
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 909,769            $ 2,650,118            $1,902,090              $ 3,864,870
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)               $ 192,989            $   911,144            $  170,839              $   381,873
   Financial futures contracts                (24,918)               (57,252)             (102,445)                  67,748
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                           $ 168,071            $   853,892            $   68,394              $   449,621
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                                $(466,411)           $(2,576,445)           $ (600,928)             $(1,510,247)
   Financial futures contracts                 33,128                 84,256               114,183                       --
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)              $(433,283)           $(2,492,189)           $ (486,745)             $(1,510,247)
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(265,212)           $(1,638,297)           $ (418,351)             $(1,060,626)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 644,557            $ 1,011,821            $1,483,739              $ 2,804,244
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                      OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,892,752              $1,425,331               $1,482,183            $ 4,265,359
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,892,752              $1,425,331               $1,482,183            $ 4,265,359
--------------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   191,617              $   72,129               $   78,076            $   304,704
Trustees fees and expenses                     7,602                   1,767                    5,010                  7,486
Custodian fee                                 35,915                  17,264                   19,202                 36,475
Legal and accounting services                 21,118                  17,347                   19,034                 19,934
Amortization of organization
   expenses                                       --                     703                       --                     --
Miscellaneous                                  8,736                   2,818                    2,866                  6,048
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   264,988              $  112,028               $  124,188            $   374,647
--------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     7,628              $    4,351               $    3,866            $    15,269
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     7,628              $    4,351               $    3,866            $    15,269
--------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   257,360              $  107,677               $  120,322            $   359,378
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 2,635,392              $1,317,654               $1,361,861            $ 3,905,981
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   990,785              $  291,283               $   59,062            $   756,856
   Financial futures contracts                86,092                 (29,550)                 (71,805)               (88,080)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $ 1,076,877              $  261,733               $  (12,743)           $   668,776
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,231,204)             $ (744,664)              $ (230,423)           $(1,504,010)
   Financial futures contracts                    --                      --                   80,022                129,625
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(1,231,204)             $ (744,664)              $ (150,401)           $(1,374,385)
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $  (154,327)             $ (482,931)              $ (163,144)           $  (705,609)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,481,065              $  834,723               $1,198,717            $ 3,200,372
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets     ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,341,264          $ 1,409,101          $  2,173,201          $  2,910,822
   Net realized gain                          771,955              161,132               672,216               291,479
   Net change in unrealized
      appreciation (depreciation)          (1,249,986)            (506,621)           (1,007,034)             (926,522)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,863,233          $ 1,063,612          $  1,838,383          $  2,275,779
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,564,046          $ 2,452,359          $  3,175,113          $  3,232,703
   Withdrawals                             (8,199,690)          (4,729,374)          (10,596,177)           (9,464,964)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(5,635,644)         $(2,277,015)         $ (7,421,064)         $ (6,232,261)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(3,772,411)         $(1,213,403)         $ (5,582,681)         $ (3,956,482)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $94,776,703          $56,255,044          $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $91,004,292          $55,041,641          $ 81,668,593          $108,678,798
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $   909,769           $  2,650,118          $ 1,902,090              $  3,864,870
   Net realized gain                           168,071                853,892               68,394                   449,621
   Net change in unrealized
      appreciation (depreciation)             (433,283)            (2,492,189)            (486,745)               (1,510,247)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $   644,557           $  1,011,821          $ 1,483,739              $  2,804,244
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $ 2,392,060           $  5,458,731          $ 4,337,049              $  3,586,291
   Withdrawals                              (3,646,512)            (7,839,738)          (5,430,604)              (13,538,523)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $(1,254,452)          $ (2,381,007)         $(1,093,555)             $ (9,952,232)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                  $  (609,895)          $ (1,369,186)         $   390,184              $ (7,147,988)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                     $36,509,773           $105,152,253          $74,397,997              $152,930,124
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $35,899,878           $103,783,067          $74,788,181              $145,782,136
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets     OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  2,635,392            $ 1,317,654               $ 1,361,861           $  3,905,981
   Net realized gain (loss)                 1,076,877                261,733                   (12,743)               668,776
   Net change in unrealized
      appreciation (depreciation)          (1,231,204)              (744,664)                 (150,401)            (1,374,385)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  2,481,065            $   834,723               $ 1,198,717           $  3,200,372
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  3,317,758            $ 4,412,997               $ 2,752,865           $  6,532,402
   Withdrawals                             (9,835,987)            (4,125,425)               (3,565,687)           (12,356,619)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $ (6,518,229)           $   287,572               $  (812,822)          $ (5,824,217)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ (4,037,164)           $ 1,122,295               $   385,895           $ (2,623,845)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                   $103,755,097            $50,117,073               $53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $ 99,717,933            $51,239,368               $54,094,602           $148,633,625
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets     ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  5,095,243          $  3,100,264         $  4,801,322          $  6,375,114
   Net realized gain                          286,744               521,968            1,210,267             1,448,862
   Net change in unrealized
      appreciation (depreciation)           1,494,649             1,138,587            1,131,581             1,384,902
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  6,876,636          $  4,760,819         $  7,143,170          $  9,208,878
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  5,971,850          $  3,190,175         $  5,270,754          $  5,929,474
   Withdrawals                            (20,427,780)          (14,381,768)         (20,324,717)          (25,613,276)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(14,455,930)         $(11,191,593)        $(15,053,963)         $(19,683,802)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (7,579,294)         $ (6,430,774)        $ (7,910,793)         $(10,474,924)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $102,355,997          $ 62,685,818         $ 95,162,067          $123,110,204
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $ 94,776,703          $ 56,255,044         $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,831,943           $  5,400,842          $  4,136,832             $  8,388,082
   Net realized gain                           354,545                824,903               956,161                1,791,750
   Net change in unrealized
      appreciation (depreciation)              679,062              1,975,688             1,572,339                2,930,375
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 2,865,550           $  8,201,433          $  6,665,332             $ 13,110,207
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $ 5,706,360           $  8,581,280          $  4,493,837             $  9,214,460
   Withdrawals                              (6,494,266)           (19,031,547)          (16,642,888)             (36,965,507)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $  (787,906)          $(10,450,267)         $(12,149,051)            $(27,751,047)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                  $ 2,077,644           $ (2,248,834)         $ (5,483,719)            $(14,640,840)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                       $34,432,129           $107,401,087          $ 79,881,716             $167,570,964
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $36,509,773           $105,152,253          $ 74,397,997             $152,930,124
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets     OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  5,723,164            $  2,819,111             $  2,821,503           $  8,239,066
   Net realized gain                        1,571,010               1,175,496                  463,355              2,037,263
   Net change in unrealized
      appreciation (depreciation)           1,436,080                 554,107                  897,702              2,473,102
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  8,730,254            $  4,548,714             $  4,182,560           $ 12,749,431
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  3,763,506            $  2,733,381             $  5,452,717           $  7,893,877
   Withdrawals                            (22,431,429)            (11,134,947)             (10,088,250)           (31,043,370)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(18,667,923)           $ (8,401,566)            $ (4,635,533)          $(23,149,493)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (9,937,669)           $ (3,852,852)            $   (452,973)          $(10,400,062)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $113,692,766            $ 53,969,925             $ 54,161,680           $161,657,532
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $103,755,097            $ 50,117,073             $ 53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       ALABAMA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------
Net expenses(3)                                0.48%(4)    0.49%       0.50%       0.49%       0.47%       0.44%(4)      0.25%(4)
Net expenses after custodian fee
   reduction                                   0.47%(4)    0.47%       0.49%       0.45%         --          --            --
Net investment income                          5.10%(4)    5.21%       5.47%       5.50%       5.77%       5.37%(4)      5.52%(4)
Portfolio Turnover                               12%         23%         23%         52%         51%         26%           10%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 91,004     $94,777     $102,356    $108,544    $118,486    $117,163    $  83,628
------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(3)                                                                                                              0.35%(4)
Net investment income                                                                                                    5.42%(4)
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ARKANSAS PORTFOLIO
                                  ------------------------------------------------------------------------------
                                                                               YEAR ENDED
                                                        --------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,
                                  FEBRUARY 28, 1999     --------------------------------------------------------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)
----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------
Net expenses(2)                                0.46%(3)    0.44%       0.49%       0.48%       0.46%       0.24%(3)
Net expenses after custodian fee
   reduction                                   0.46%(3)    0.43%       0.48%       0.46%         --          --
Net investment income                          5.15%(3)    5.22%       5.40%       5.40%       5.69%       5.60%(3)
Portfolio Turnover                                9%         13%         17%         11%         23%         16%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 55,042     $56,255     $62,686     $74,103     $81,535     $82,917
----------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(2)                                                                                                0.43%(3)
Net investment income                                                                                      5.41%(3)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 1, 1994, to August 31, 1994.
(2) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       GEORGIA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.47%(4)    0.48%       0.49%       0.50%       0.46%       0.44%(4)      0.40%(4)
Expenses after custodian fee
   reduction                                   0.44%(4)    0.47%       0.47%       0.45%         --          --            --
Net investment income                          5.21%(4)    5.29%       5.55%       5.59%       5.73%       5.37%(4)      5.37%(4)
Portfolio Turnover                               18%         19%         13%         21%         48%         45%           35%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 81,669     $87,251     $95,162     $108,974    $122,949    $137,724    $ 119,311
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       KENTUCKY PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.50%(4)    0.49%       0.51%       0.53%       0.49%       0.46%(4)      0.40%(4)
Expenses after custodian fee
   reduction                                   0.48%(4)    0.48%       0.48%       0.50%         --          --            --
Net investment income                          5.28%(4)    5.38%       5.56%       5.49%       5.75%       5.39%(4)      5.40%(4)
Portfolio Turnover                                4%         15%         28%         28%         30%         21%           11%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $108,679     $112,635    $123,110    $133,017    $145,269    $145,210    $ 117,936
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                LOUISIANA PORTFOLIO
                                  --------------------------------------------------------------------------------
                                                                                YEAR ENDED
                                                        ----------------------------------------------------------
                                  SIX MONTHS ENDED                              AUGUST 31,
                                  FEBRUARY 28, 1999     ----------------------------------------------------------
                                  (UNAUDITED)             1998        1997        1996        1995       1994(1)
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net Expenses(2)                                0.42%(3)    0.39%       0.40%       0.30%       0.22%         0.14%(3)
Net expenses after custodian fee
   reduction                                   0.39%(3)    0.34%       0.38%       0.23%         --            --
Net investment income                          5.04%(3)    5.25%       5.85%       5.90%       6.06%         5.86%(3)
Portfolio Turnover                               11%         43%         27%         99%         46%           21%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $35,900     $36,510     $34,432     $35,049     $34,309     $  31,423
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(2)                                                                        0.41%       0.33%         0.33%(3)
Expenses after custodian fee
   reduction                                                                       0.41%         --            --
Net investment income                                                              5.79%       5.95%         5.67%(3)
------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 1, 1994, to August 31, 1994.
(2) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       MARYLAND PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------
Net expenses(3)                                0.51%(4)    0.48%       0.48%       0.51%       0.47%       0.44%(4)      0.36%(4)
Net expenses after custodian fee
   reduction                                   0.48%(4)    0.44%       0.45%       0.48%         --          --            --
Net investment income                          5.09%(4)    5.11%       5.38%       5.50%       5.79%       5.44%(4)      5.41%(4)
Portfolio Turnover                               11%         30%         30%         33%         30%         41%           34%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $103,783     $105,152    $107,401    $110,588    $115,004    $117,856    $  94,213
------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(3)                                                                                                              0.38%(4)
Net investment income                                                                                                    5.39%(4)
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       MISSOURI PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.48%(4)    0.47%       0.47%       0.49%       0.48%       0.45%(4)      0.40%(4)
Expenses after custodian fee
   reduction                                   0.46%(4)    0.45%       0.46%       0.47%         --          --            --
Net investment income                          5.14%(4)    5.31%       5.52%       5.52%       5.76%       5.36%(4)      5.36%(4)
Portfolio Turnover                               11%         11%          5%         36%         24%         28%            6%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $74,788     $74,398     $79,882     $85,162     $93,162     $95,167     $  75,273
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                    NORTH CAROLINA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.51%(4)    0.51%       0.52%       0.52%       0.48%       0.46%(4)      0.43%(4)
Expenses after custodian fee
   reduction                                   0.50%(4)    0.48%       0.50%       0.48%         --          --            --
Net investment income                          5.18%(4)    5.31%       5.53%       5.51%       5.78%       5.40%(4)      5.43%(4)
Portfolio Turnover                                2%         26%         42%         54%         33%         37%           21%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $145,782     $152,930    $167,571    $187,044    $195,179    $199,772    $ 172,534
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        OREGON PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.53%(4)    0.48%       0.56%       0.50%       0.50%       0.46%(4)      0.43%(4)
Expenses after custodian fee
   reduction                                   0.51%(4)    0.48%       0.55%       0.47%         --          --            --
Net investment income                          5.21%(4)    5.28%       5.46%       5.37%       5.60%       5.26%(4)      5.30%(4)
Portfolio Turnover                               17%          9%         22%         28%         22%         15%           32%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 99,718     $103,755    $113,693    $129,759    $146,391    $153,119    $ 127,497
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             SOUTH CAROLINA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                                                               YEAR ENDED
                                                        --------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,
                                  FEBRUARY 28, 1999     --------------------------------------------------------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)
----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------
Expenses(2)                                    0.45%(3)    0.44%       0.51%       0.53%       0.44%       0.37%(3)
Expenses after custodian fee
   reduction                                   0.43%(3)    0.43%       0.50%       0.51%         --          --
Net investment income                          5.22%(3)    5.37%       5.59%       5.65%       5.81%       5.47%(3)
Portfolio Turnover                                8%         21%          8%         36%         75%         23%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 51,239     $50,117     $53,970     $58,318     $61,412     $62,265
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 1, 1994, to August 31, 1994.
(2) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                      TENNESSEE PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------
Net Expenses(3)                                0.46%(4)    0.44%       0.43%       0.45%       0.41%       0.36%(4)      0.08%(4)
Net Expenses after custodian fee
   reduction                                   0.45%(4)    0.42%       0.42%       0.43%         --          --            --
Net investment income                          5.11%(4)    5.20%       5.48%       5.52%       5.81%       5.49%(4)      5.60%(4)
Portfolio Turnover                                9%         21%          3%         39%         20%         10%           69%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 54,095     $53,709     $54,162     $56,065     $58,673     $56,496     $  39,266
------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(3)                                                                                                              0.31%(4)
Net investment income                                                                                                    5.37%(4)
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       VIRGINIA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.50%(4)    0.52%       0.52%       0.51%       0.48%       0.46%(4)      0.43%(4)
Expenses after custodian fee
   reduction                                   0.48%(4)    0.50%       0.49%       0.48%         --          --            --
Net investment income                          5.23%(4)    5.27%       5.53%       5.55%       5.81%       5.49%(4)      5.49%(4)
Portfolio Turnover                                7%          8%         25%         30%         38%         48%           29%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $148,634     $151,257    $161,658    $177,644    $191,748    $194,519    $ 174,260
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Other -- Investment transactions are accounted for on a trade date basis.
 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 1999, the Portfolios paid advisory fees as follows:

PORTFOLIO                                  AMOUNT     EFFECTIVE RATE*
---------------------------------------------------------------------
Alabama                                   $ 168,550         0.37%
Arkansas                                     82,019         0.30%
Georgia                                     149,732         0.36%
Kentucky                                    214,510         0.39%
Louisiana                                    40,501         0.23%
Maryland                                    196,501         0.38%
Missouri                                    127,050         0.34%
North Carolina                              304,198         0.41%
Oregon                                      191,617         0.38%
South Carolina                               72,129         0.29%
Tennessee                                    78,076         0.29%
Virginia                                    304,704         0.41%

*    Advisory fees paid as a percentage of average daily net assets
     (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 1999, were as follows:

ALABAMA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 10,918,050
Sales                                       11,216,838


ARKANSAS PORTFOLIO
------------------------------------------------------
Purchases                                 $  5,809,450
Sales                                        4,773,320

GEORGIA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 15,274,834
Sales                                       20,979,850

KENTUCKY PORTFOLIO
------------------------------------------------------
Purchases                                 $  4,237,935
Sales                                        6,754,844
LOUISIANA PORTFOLIO
------------------------------------------------------
Purchases                                 $  3,788,142
Sales                                        4,522,393
MARYLAND PORTFOLIO
------------------------------------------------------
Purchases                                 $ 11,749,219
Sales                                       13,729,005

MISSOURI PORTFOLIO
------------------------------------------------------
Purchases                                 $ 10,194,030
Sales                                        8,199,953
NORTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $  3,081,194
Sales                                       11,314,421
OREGON PORTFOLIO
------------------------------------------------------
Purchases                                 $ 17,067,035
Sales                                       20,996,909

SOUTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $  5,364,330
Sales                                        4,156,283

TENNESSEE PORTFOLIO
------------------------------------------------------
Purchases                                 $  5,455,964
Sales                                        4,735,438

VIRGINIA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 10,982,898
Sales                                       11,015,444

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 1999, as computed on a federal income tax basis, are as follows:

ALABAMA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  85,855,302
-------------------------------------------------------
Gross unrealized appreciation             $   6,988,086
Gross unrealized depreciation                   (84,470)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,903,616
-------------------------------------------------------


ARKANSAS PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  52,365,476
-------------------------------------------------------
Gross unrealized appreciation             $   4,047,295
Gross unrealized depreciation                   (34,857)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,012,438
-------------------------------------------------------

GEORGIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  74,051,935
-------------------------------------------------------
Gross unrealized appreciation             $   6,541,609
Gross unrealized depreciation                  (351,274)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,190,335
-------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

KENTUCKY PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  98,349,521
-------------------------------------------------------
Gross unrealized appreciation             $   8,463,567
Gross unrealized depreciation                   (29,728)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   8,433,839
-------------------------------------------------------


LOUISIANA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  32,923,087
-------------------------------------------------------
Gross unrealized appreciation             $   2,253,260
Gross unrealized depreciation                  (321,775)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   1,931,485
-------------------------------------------------------

MARYLAND PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  97,548,848
-------------------------------------------------------
Gross unrealized appreciation             $   6,353,624
Gross unrealized depreciation                (1,765,567)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,588,057
-------------------------------------------------------

MISSOURI PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  67,193,631
-------------------------------------------------------
Gross unrealized appreciation             $   7,085,729
Gross unrealized depreciation                   (41,130)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   7,044,599
-------------------------------------------------------

NORTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 129,769,473
-------------------------------------------------------
Gross unrealized appreciation             $  13,860,966
Gross unrealized depreciation                   (38,678)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  13,822,288
-------------------------------------------------------

OREGON PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  92,026,997
-------------------------------------------------------
Gross unrealized appreciation             $   6,716,738
Gross unrealized depreciation                   (72,125)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,644,613
-------------------------------------------------------

SOUTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  46,719,996
-------------------------------------------------------
Gross unrealized appreciation             $   3,915,789
Gross unrealized depreciation                   (48,291)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   3,867,498
-------------------------------------------------------

TENNESSEE PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  49,054,272
-------------------------------------------------------
Gross unrealized appreciation             $   4,041,248
Gross unrealized depreciation                   (16,122)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,025,126
-------------------------------------------------------

VIRGINIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 134,784,173
-------------------------------------------------------
Gross unrealized appreciation             $  12,811,681
Gross unrealized depreciation                   (52,165)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  12,759,516
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 1999, the Alabama Portfolio and Arkansas Portfolio had balances outstanding pursuant to this line of credit of $25,000 and $511,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 28, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Co.

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President of the Portfolios and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama and Kentucky Municipals Portfolios

Robert B. MacIntosh
Vice President of the Portfolios and Portfolio Manager of Louisiana and North Carolina
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager
of Arkansas, Maryland and
Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Oregon Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISOR
Boston Management and Research
24 Federal Street
Boston, MA 02110


FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






EATON VANCE MUNICIPALS TRUST
24 FEDERAL STREET
BOSTON, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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3-3936                                                            12MUNISRC-4/99